                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06654

                           BNY HAMILTON FUNDS, INC.
              (Exact name of registrant as specified in charter)

                     3435 STELZER ROAD COLUMBUS, OH 43219
              (Address of principal executive offices) (Zip code)

                                   RAY RICE
                         3435 STELZER ROAD, SUITE 1000
                              COLUMBUS, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                          US$ VALUE
---------                                                         -----------
          COMMON STOCKS--99.3%
          Australia--5.0%
  31,100  Amcor Ltd. ADR                                          $   658,387
  25,975  Ansell Ltd. ADR                                             859,393
  61,499  BHP Ltd. ADR                                              2,450,735
  56,150  Coca-Cola Amatil Ltd. ADR                                   578,946
  26,800  Commonwealth Bank of Australia ADR                        2,597,006
 334,100  Foster's Group Ltd. ADR                                   1,265,003
 171,900  Lend Lease Corp. Ltd. ADR                                 1,696,412
  15,880  National Australia Bank Ltd. ADR                          2,136,654
  66,947  Newcrest Mining Ltd. ADR                                  1,116,080
   8,620  TABCORP Holdings Ltd. ADR                                   950,859
  23,520  Westpac Banking Corp. ADR                                 1,998,494
  38,605  Woodside Petroleum Ltd. ADR                               1,251,937
                                                                  -----------
                                                                   17,559,906
                                                                  -----------
          Austria--0.5%
  42,200  Erste Bank der Oesterreichischen Sparkassen ADR           1,242,499
   6,500  Oest Elektrizats AG ADR                                     577,365
                                                                  -----------
                                                                    1,819,864
                                                                  -----------
          Belgium--1.2%
  12,700  Delhaize Group ADR                                          908,050
  65,900  Fortis ADR                                                2,351,009
   6,500  Solvay SA ADR                                               749,631
                                                                  -----------
                                                                    4,008,690
                                                                  -----------
          Denmark--0.6%
  70,800  Danske Bank A/S ADR                                       1,311,740
  14,400  Novo Nordisk A/S ADR                                        894,096
                                                                  -----------
                                                                    2,205,836
                                                                  -----------
          Finland--1.5%
  48,000  Amer Sports Oyj ADR                                         489,096
  27,200  Metso Corp. ADR                                           1,048,016
 137,100  Nokia Corp. ADR                                           2,840,712
  37,900  UPM-Kymmene Oyj ADR                                         894,440
                                                                  -----------
                                                                    5,272,264
                                                                  -----------
          France--9.4%
  87,400  Alcatel SA ADR*                                           1,345,960
  58,000  AXA SA ADR                                                2,027,680
  62,600  BNP Paribas SA ADR                                        2,903,338
  32,306  Business Objects SA ADR*                                  1,178,200
  68,000  France Telecom SA ADR                                     1,528,640
  54,500  Groupe Danone ADR                                         1,396,835
  37,624  Lafarge SA ADR                                            1,070,403

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ----------
   7,200  Lagardere SCA ADR                                          561,560
  17,850  L'Air Liquide SA ADR                                       742,219
  71,500  L'Oreal SA ADR                                           1,258,092
  18,200  PSA Peugeot Citroen ADR                                  1,145,291
  19,100  Publicis Group ADR                                         747,956
  74,000  Sanofi-Aventis ADR                                       3,511,300
  72,945  Societe Generale ADR                                     2,190,983
  28,600  Sodexho Alliance SA ADR                                  1,357,356
  13,200  Technip SA ADR                                             896,808
  56,113  Thomson ADR                                              1,103,743
  34,812  Total SA ADR                                             4,585,785
  37,400  Veolia Environnement ADR                                 2,076,822
  40,860  Vivendi Universal SA ADR                                 1,397,413
                                                                  ----------
                                                                  33,026,384
                                                                  ----------
          Germany--7.1%
 139,000  Allianz AG ADR                                           2,319,910
  17,500  BASF AG ADR                                              1,372,000
  28,700  Bayer AG ADR                                             1,149,435
   5,000  Continental AG ADR                                         550,924
  28,400  DaimlerChrysler AG ADR                                   1,630,444
  18,823  Deutsche Bank AG ADR                                     2,150,340
  78,200  Deutsche Lufthansa AG ADR                                1,396,801
  83,800  Deutsche Telekom AG ADR                                  1,409,516
  65,427  E.On AG ADR                                              2,394,627
  23,500  Hypo Real Estate Holding AG ADR                          1,612,471
   1,500  Puma AG Rudolf Dassler Sport ADR                           566,208
  18,100  RWE AG ADR                                               1,574,885
  31,380  SAP AG ADR                                               1,704,561
  13,500  Schering AG ADR                                          1,402,785
  30,042  Siemens AG ADR                                           2,799,013
  51,500  Volkswagen AG ADR                                          771,434
                                                                  ----------
                                                                  24,805,354
                                                                  ----------
          Greece--0.7%
 117,072  Alpha Bank A.E. ADR                                      1,079,568
  58,000  Hellenic Telecommunications Organization SA ADR            637,420
  69,500  National Bank of Greece SA ADR                             665,810
                                                                  ----------
                                                                   2,382,798
                                                                  ----------
          Hong Kong--1.6%
  64,000  Cheung Kong (Holdings) Ltd. ADR                            678,362
 141,000  CLP Holdings Ltd. ADR                                      823,116
  72,400  Hang Seng Bank Ltd. ADR                                    932,541
  19,200  Hutchison Whampoa Ltd. ADR                                 880,224
  37,200  MTR Corp. Ltd. ADR                                         838,934
 128,000  Sun Hung Kai Properties Ltd. ADR                         1,299,814
                                                                  ----------
                                                                   5,452,991
                                                                  ----------
          Ireland--0.8%
  18,200  Allied Irish Banks PLC ADR                                 864,136
  12,300  Bank of Ireland ADR                                        916,473
  21,100  CRH PLC ADR                                                749,050
   5,800  Ryanair Holdings PLC ADR*                                  317,260
                                                                  ----------
                                                                   2,846,919
                                                                  ----------

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ----------
          Italy--3.7%
  34,780  Enel SpA ADR                                             1,469,107
  42,392  Eni SpA ADR                                              2,415,496
  61,000  Fiat SpA ADR*                                              771,040
  24,200  Italcementi SpA ADR                                        578,980
  44,000  Luxottica Group SpA ADR                                  1,209,560
  36,200  Mediaset SpA ADR                                         1,277,429
  85,000  Sanpaolo IMI SpA ADR                                     3,036,200
  85,529  Telecom Italia SpA ADR                                   2,376,018
                                                                  ----------
                                                                  13,133,830
                                                                  ----------
          Japan--25.2%
  54,000  Aeon Co., Ltd. ADR                                       1,306,638
  40,000  Aiful Corp. ADR                                            660,224
   9,400  Ajinomoto Co., Inc. ADR                                  1,001,424
 130,000  All Nippon Airways Co., Ltd. ADR                           945,334
  11,700  Asahi Glass Co., Ltd. ADR                                1,744,241
  16,800  Asahi Kasei Corp. ADR                                    1,194,609
  12,500  Bridgestone Corp. ADR                                      520,171
  29,000  Canon, Inc. ADR                                          1,915,450
  36,000  Dai Nippon Printing Co., Ltd. ADR                        1,299,773
   3,900  Daiwa House Industry Co., Ltd. ADR                         674,294
  12,000  Daiwa Securities Group, Inc. ADR                         1,605,899
   6,750  Denso Corp. ADR                                          1,064,073
  39,000  Eisai Co., Ltd. ADR                                      1,695,654
  29,000  Fuji Photo Film Co., Ltd. ADR                              972,080
  28,400  Fujitsu Ltd. ADR                                         1,195,066
  14,800  Hitachi Ltd. ADR                                         1,047,988
  48,400  Honda Motor Co., Ltd. ADR                                1,498,464
  14,500  Itochu Corp. ADR                                         1,242,435
  69,200  Japan Airlines System Corp. ADR                            903,198
   4,300  Kao Corp. ADR                                            1,129,757
  84,000  Kirin Brewery Co., Ltd. ADR                              1,137,360
  18,500  Komatsu Ltd. ADR                                         1,408,000
  10,400  Kubota Corp. ADR                                           565,760
  15,600  Kyocera Corp. ADR                                        1,374,828
  22,500  Marui Co., Ltd. ADR                                        886,727
  19,500  Matsui Securities Co., Ltd. ADR*                           539,436
  71,000  Matsushita Electric Industrial Co., Ltd. ADR             1,571,940
   9,900  Meiji Seika Kaisha Ltd. ADR                                503,433
  15,400  Millea Holdings, Inc. ADR                                1,518,902
  29,000  Mitsubishi Corp. ADR                                     1,317,401
  19,900  Mitsubishi Electric Corp. ADR                            1,684,897
   6,400  Mitsubishi Estate Co., Ltd. ADR                          1,513,348
 285,000  Mitsubishi UFJ Financial ADR                             4,334,850
  10,900  Mitsui Sumitomo Insurance Co., Ltd. ADR                  1,479,016
 209,000  NEC Corp. ADR                                            1,471,360
  34,000  Nidec Corp. ADR                                            695,300
  86,500  Nikko Cordial Corp. ADR                                  1,429,568
  70,400  Nintendo Co., Ltd. ADR                                   1,312,650
  45,600  Nippon Telegraph and Telephone Corp. ADR                   982,680
  27,800  Nippon Yusen Kabushiki Kaisha ADR                        1,694,061
  53,500  Nissan Motor Co., Ltd. ADR                               1,272,230
   2,000  Nitto Denko Corp. ADR                                    1,693,364
  84,000  Nomura Holdings, Inc. ADR                                1,862,280
  77,100  NTT DoCoMo, Inc. ADR                                     1,138,767
  21,200  Oji Paper Co., Ltd. ADR                                  1,300,855
  81,000  Olympus Corp. ADR                                        2,375,285
  15,200  Ricoh Co., Ltd. ADR                                      1,497,200
  14,000  Secom Co., Ltd. ADR                                      1,428,595
  56,000  Sega Sammy Holding, Inc. ADR                               567,168
  48,000  Sharp Corp. ADR                                            848,208

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ----------
  67,000  Shiseido Co., Ltd. ADR                                   1,243,580
  35,400  Sony Corp. ADR                                           1,630,878
   8,300  Sumitomo Electric Industries Ltd. ADR                    1,311,933
  20,900  Sumitomo Metal Industries Ltd. ADR                         894,524
 213,000  Sumitomo Mitsui Financial Group, Inc. ADR                2,346,813
  32,800  Taiheiyo Cement Corp. ADR                                1,581,760
  14,100  Taisei Corp. ADR                                           673,990
  11,000  TDK Corp. ADR                                              825,550
  19,800  Teijin Ltd. ADR                                          1,313,960
  12,100  The Bank of Fukuoka Ltd. ADR                             1,018,332
  17,600  The Bank of Yokohama Ltd. ADR                            1,437,952
  11,400  The Shizuoka Bank Ltd. ADR                               1,147,826
 133,000  The Sumitomo Trust and Banking Co., Ltd. ADR             1,535,272
   5,200  Suruga Bank Ltd. ADR                                       701,178
   7,900  Tokyu Land Corp. ADR                                       704,365
  46,150  Toyota Motor Corp. ADR                                   5,025,735
                                                                  ----------
                                                                  88,415,889
                                                                  ----------
          Luxembourg--0.3%
  23,100  Arcelor ADR                                                905,728
                                                                  ----------
          Netherlands--5.4%
  58,400  ABN AMRO Holding NV ADR                                  1,744,992
  60,900  Aegon NV ADR                                             1,122,387
  10,000  Akzo Nobel NV ADR                                          527,500
  41,650  Heineken NV ADR                                            789,309
  60,200  ING Groep NV ADR                                         2,371,879
  62,500  Koninklijke (Royal) KPN NV ADR                             705,000
  41,500  Koninklijke (Royal) Philips Electronics NV ADR           1,396,475
  34,400  Koninklijke DSM NV ADR                                     392,150
  61,377  Royal Dutch Shell PLC ADR, Class A                       3,821,332
  44,388  Royal Dutch Shell PLC ADR, Class B                       2,891,878
  28,500  TNT NV ADR                                                 984,105
  17,300  Unilever NV ADR                                          1,197,506
  34,800  Wolters Kluwer NV ADR                                      866,694
                                                                  ----------
                                                                  18,811,207
                                                                  ----------
          New Zealand--0.1%
  16,550  Telecom Corp. of New Zealand Ltd. ADR                      452,146
                                                                  ----------
          Norway--0.8%
   5,360  DnB NOR Bank ASA ADR                                       720,754
   7,100  Norsk Hydro ASA ADR                                        982,214
  13,600  Orkla ASA ADR                                              673,488
  18,600  Statoil ASA ADR                                            529,728
                                                                  ----------
                                                                   2,906,184
                                                                  ----------
          Portugal--0.3%
  30,170  Electricidade de Portugal SA ADR                         1,182,061
                                                                  ----------
          Singapore--0.9%
 137,500  CapitaLand Ltd. ADR                                        822,539
  12,250  DBS Group Holdings Ltd. ADR                                493,588
  22,000  Keppel Corp. Ltd. ADR                                      375,243
  53,750  Neptune Orient Lines Ltd. ADR                              289,653
  23,300  Singapore Telecommunications Ltd. ADR                      381,577
  33,500  United Overseas Bank Ltd. ADR                              645,924
                                                                  ----------
                                                                   3,008,524
                                                                  ----------

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ----------
          Spain--3.7%
 116,300  Banco Bilbao Vizcaya Argentaria SA ADR                   2,424,855
 211,600  Banco Santander Central Hispano SA ADR                   3,091,476
 317,500  Corporacion Mapfre SA ADR                                1,291,749
  63,200  Endesa SA ADR                                            2,031,880
  32,850  NH Hoteles SA ADR                                        1,129,797
  31,700  Repsol YPF SA ADR                                          903,450
  46,575  Telefonica SA ADR                                        2,187,628
                                                                  ----------
                                                                  13,060,835
                                                                  ----------
          Sweden--2.4%
  61,200  AB SKF ADR                                                 997,266
  55,200  Atlas Copco AB ADR                                       1,551,098
  10,300  Electrolux AB ADR                                          590,746
  24,200  Sandvik AB ADR                                           1,429,886
  14,400  Svenska Cellulosa AB (SCA) ADR                             631,895
  54,450  Telefonaktiebolaget LM Ericsson ADR                      2,053,854
  26,300  Volvo AB ADR                                             1,226,106
                                                                  ----------
                                                                   8,480,851
                                                                  ----------
          Switzerland--6.7%
  59,630  ABB Ltd. ADR*                                              748,357
  67,000  Adecco SA ADR                                              939,340
  40,350  Credit Suisse Group ADR                                  2,253,951
  15,750  Logitech International SA ADR*                             626,220
  51,448  Nestle SA ADR                                            3,808,850
  73,110  Novartis AG ADR                                          4,053,218
  46,540  Roche Holding Ltd. ADR                                   3,456,177
  30,400  Serono SA ADR                                              529,264
  16,534  Swiss Reinsurance Co. ADR                                1,152,579
  39,100  Syngenta AG ADR                                          1,099,101
  32,060  UBS AG                                                   3,525,638
  57,900  Zurich Financial Services AG ADR                         1,356,840
                                                                  ----------
                                                                  23,549,535
                                                                  ----------
          United Kingdom--21.4%
  70,900  Amvescap PLC ADR                                         1,337,174
 102,000  Anglo American PLC ADR                                   1,996,140
  51,269  AstraZeneca PLC ADR                                      2,575,242
  79,400  BAA PLC ADR                                              1,141,724
  33,650  BAE SYSTEMS PLC ADR                                        982,324
  56,800  Barclays PLC ADR                                         2,658,240
  22,480  BG Group PLC ADR                                         1,409,721
  36,900  BHP Billiton PLC ADR                                     1,374,525
   9,450  BOC Group PLC ADR                                          506,520
 109,546  BP PLC ADR                                               7,552,102
  31,700  British American Tobacco PLC ADR                         1,540,620
  27,050  British Sky Broadcasting Group PLC ADR                   1,021,949
  30,920  BT Group PLC ADR                                         1,200,314
  31,704  Cadbury Schweppes PLC ADR                                1,268,160
  24,918  Centrica PLC ADR                                         1,216,681
 239,100  Compass Group PLC ADR                                      946,621
  53,420  Corus Group PLC ADR                                        819,997
  27,070  Diageo PLC ADR                                           1,717,050
  34,630  Friends Provident PLC ADR                                1,252,404
  90,751  GlaxoSmithKline PLC ADR                                  4,747,185
  64,070  GUS PLC ADR                                              1,172,449

 NUMBER
OF SHARES                                                          US$ VALUE
---------                                                         ------------
   46,200 HBOS PLC ADR                                               2,310,319
   38,550 Hilton Group PLC ADR                                         520,225
   75,620 HSBC Holdings PLC ADR                                      6,335,443
   22,425 Imperial Chemical Industries PLC ADR                         539,097
   16,700 Imperial Tobacco Group PLC ADR                               999,996
   21,640 International Power PLC ADR                                1,065,770
  350,000 Invensys PLC ADR                                             262,500
   13,350 Johnson Matthey PLC ADR                                      646,520
  111,626 Kingfisher PLC ADR                                           927,445
  111,900 Legal & General Group PLC ADR                              1,378,082
   53,250 Lloyds TSB Group PLC ADR                                   2,049,593
   20,450 Marks & Spencer Group PLC ADR                              1,184,392
   17,888 National Grid PLC ADR                                        887,781
   64,850 Prudential Corp. PLC ADR                                   1,511,005
   29,250 Reed Elsevier PLC ADR                                      1,121,445
   54,500 Rentokil Initial PLC ADR                                     737,358
   25,080 Rolls-Royce Group PLC ADR                                    996,205
  118,980 Royal & Sun Alliance Insurance Group PLC ADR               1,428,950
   24,600 SABmiller PLC ADR                                            484,728
   45,400 Scottish & Southern Energy PLC ADR                           891,434
   25,900 Scottish Power PLC ADR                                     1,043,511
    8,520 Smith & Nephew PLC ADR                                       380,077
  104,968 Tesco PLC ADR                                              1,802,511
   28,900 Unilever PLC ADR                                           1,186,923
   20,900 United Utilities PLC ADR                                     506,825
  205,810 Vodafone Group PLC ADR                                     4,301,429
   21,050 Wolseley PLC ADR                                           1,046,185
                                                                  ------------
                                                                    74,982,891
                                                                  ------------
          Total Common Stocks
          (Cost $252,851,613)                                      348,270,687
                                                                  ------------
          MONEY MARKET FUND--0.5%
1,588,119 BNY Hamilton Money Fund (Institutional Shares),
          4.64% (a)
          (Cost $1,588,119)                                          1,588,119
                                                                  ------------
          Total Investments
          (Cost $254,439,732) (b)--99.8%                           349,858,806
          Other assets less liabilities--0.2%                          829,521
                                                                  ------------
          Net Assets--100.0%                                      $350,688,327
                                                                  ============

ADR American Depositary Receipt.
*   Non-income producing security.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006 net unrealized appreciation was $95,419,074 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $97,368,757 and aggregate gross unrealized depreciation of $1,949,683.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Industry Diversification

March 31, 2006 (Unaudited)

                                                                       % OF
                                                                      TOTAL
                                                         US$ VALUE  NET ASSETS
                                                        ----------- ----------
Advertising                                             $   747,956     0.2%
Aerospace/Defense                                         1,978,529     0.6
Agriculture                                               2,540,616     0.7
Airlines                                                  3,562,593     1.0
Apparel                                                     566,208     0.2
Auto Manufacturers                                       12,114,638     3.4
Auto Parts & Equipment                                    2,135,168     0.6
Banks                                                    62,986,669    18.0
Beverages                                                 5,972,396     1.7
Building Materials                                        5,724,434     1.6
Chemicals                                                10,612,146     3.0
Commercial Services                                       4,405,066     1.3
Computers                                                 2,646,836     0.7
Cosmetics/Personal Care                                   3,631,429     1.0
Distribution/Wholesale                                    3,606,021     1.0
Diversified Financial Services                           12,674,734     3.6
Electric                                                 13,941,537     4.0
Electrical Components & Equipment                         4,893,026     1.4
Electronics                                               4,242,663     1.2
Engineering & Construction                                2,564,071     0.7
Entertainment                                             1,471,084     0.4
Food                                                     13,747,180     3.9
Food Service                                              2,303,977     0.7
Forest Products & Paper                                   2,827,190     0.8
Gas                                                       1,216,681     0.3
Hand/Machine Tools                                        2,125,186     0.6
Healthcare-Products                                       1,589,637     0.5
Holding Companies-Divers                                  1,255,467     0.4
Home Builders                                               674,294     0.2
Home Furnishings                                          4,897,307     1.4
Insurance                                                20,211,383     5.8
Internet                                                    539,436     0.2
Iron/Steel                                                2,620,249     0.7
Leisure Time                                              1,056,264     0.3
Lodging                                                   1,129,797     0.3
Machinery-Construction & Mining                           2,959,098     0.8
Machinery-Diversified                                     2,839,882     0.8
Media                                                     6,246,490     1.8
Metal Fabricate/Hardware                                    997,266     0.3
Mining                                                    6,937,480     2.0
Miscellaneous Manufacturing                               7,268,271     2.1
Office/Business Equipment                                 3,412,650     1.0
Oil & Gas                                                26,343,643     7.5
Oil & Gas Services                                          896,808     0.3
Packaging & Containers                                      658,387     0.2
Pharmaceuticals                                          22,864,921     6.5
Real Estate                                               6,714,840     1.9
Retail                                                    5,477,651     1.6
Software                                                  2,882,761     0.8
Telecommunications                                       23,541,661     6.7
Textiles                                                  1,313,960     0.4

                                                                        % OF
                                                                       TOTAL
                                                         US$ VALUE   NET ASSETS
                                                        ------------ ----------
Toys/Games/Hobbies                                         1,312,650     0.4
Transportation                                             3,806,753     1.1
Water                                                      2,583,647     0.7
Money Market Fund                                          1,588,119     0.5
                                                        ------------   -----
Total Investments                                        349,858,806    99.8
Other assets less liabilities                                829,521     0.2
                                                        ------------   -----
Net Assets                                              $350,688,327   100.0%
                                                        ------------   -----

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON LARGE CAP EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            VALUE
---------                                                         -----------
          COMMON STOCKS--97.1%
          Aerospace/Defense--0.8%
   56,600 United Technologies Corp.                               $ 3,281,102
                                                                  -----------
          Banks--5.5%
  205,108 Bank of America Corp.                                     9,340,618
  150,000 North Fork Bancorp, Inc.                                  4,324,500
   70,000 Wachovia Corp.                                            3,923,500
   70,000 Wells Fargo & Co.                                         4,470,900
                                                                  -----------
                                                                   22,059,518
                                                                  -----------
          Beverages--1.6%
  110,000 PepsiCo, Inc.                                             6,356,900
                                                                  -----------
          Biotechnology--2.7%
   60,000 Amgen, Inc.*                                              4,365,000
  144,000 Celgene Corp.*                                            6,367,680
                                                                  -----------
                                                                   10,732,680
                                                                  -----------
          Chemicals--2.0%
   90,000 Air Products and Chemicals, Inc.                          6,047,100
   50,000 duPont (E.I.) de Nemours & Co.                            2,110,500
                                                                  -----------
                                                                    8,157,600
                                                                  -----------
          Coal--0.7%
   55,000 Peabody Energy Corp.                                      2,772,550
                                                                  -----------
          Commercial Services--3.3%
  200,000 Accenture Ltd. (Bermuda)                                  6,014,000
  150,000 ARAMARK Corp., Class B                                    4,431,000
   76,000 Equifax, Inc.                                             2,830,240
                                                                  -----------
                                                                   13,275,240
                                                                  -----------
          Computers--4.9%
   81,000 Apple Computer, Inc.*                                     5,080,320
   88,000 Cognizant Technology Solutions Corp.*                     5,235,120
  325,000 EMC Corp.*                                                4,429,750
  180,000 Seagate Technology                                        4,739,400
                                                                  -----------
                                                                   19,484,590
                                                                  -----------
          Cosmetics/Personal Care--3.4%
  168,000 Avon Products, Inc.                                       5,236,560
   70,000 Colgate-Palmolive Co.                                     3,997,000
   74,375 Procter & Gamble Co.                                      4,285,488
                                                                  -----------
                                                                   13,519,048
                                                                  -----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
          Diversified Financial Services--7.5%
  190,000 Citigroup, Inc.                                          8,973,700
   30,000 Fannie Mae                                               1,542,000
  172,000 J.P. Morgan Chase & Co.                                  7,162,080
   82,000 Merrill Lynch & Co., Inc.                                6,458,320
   90,000 Morgan Stanley                                           5,653,800
                                                                  ----------
                                                                  29,789,900
                                                                  ----------
          Electric--1.0%
  135,000 Duke Energy Corp.                                        3,935,250
                                                                  ----------
          Electrical Composition & Equipment--0.9%
   45,000 Emerson Electric Co.                                     3,763,350
                                                                  ----------
          Electronics--1.1%
   66,000 Fisher Scientific International, Inc.*                   4,491,300
                                                                  ----------
          Food--4.0%
  170,000 Campbell Soup Co.                                        5,508,000
  175,000 Safeway, Inc.                                            4,396,000
   60,000 SYSCO Corp.                                              1,923,000
  200,000 Wild Oats Markets, Inc.*                                 4,066,000
                                                                  ----------
                                                                  15,893,000
                                                                  ----------
          Healthcare-Products--2.4%
   96,500 Johnson & Johnson                                        5,714,730
   60,000 Zimmer Holdings, Inc.*                                   4,056,000
                                                                  ----------
                                                                   9,770,730
                                                                  ----------
          Healthcare-Services--0.9%
   45,000 WellPoint, Inc.*                                         3,484,350
                                                                  ----------
          Insurance--4.1%
   65,000 American International Group, Inc.                       4,295,850
   40,000 Prudential Financial, Inc.*                              3,032,400
   80,000 The Allstate Corp.                                       4,168,800
  120,000 The St. Paul Travelers Cos., Inc.                        5,014,800
                                                                  ----------
                                                                  16,511,850
                                                                  ----------
          Internet--1.8%
    7,000 Google, Inc., Class A*                                   2,730,000
  190,000 VeriSign, Inc.*                                          4,558,100
                                                                  ----------
                                                                   7,288,100
                                                                  ----------
          Leisure Time--1.3%
  106,000 Carnival Corp.                                           5,021,220
                                                                  ----------
          Machinery-Construction & Mining--0.6%
   31,500 Caterpillar, Inc.                                        2,262,015
                                                                  ----------
          Media--1.9%
  135,000 Comcast Corp., Class A*                                  3,526,200
   90,000 E.W. Scripps Co.                                         4,023,900
                                                                  ----------
                                                                   7,550,100
                                                                  ----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
          Miscellaneous Manufacturing--8.5%
   26,000 3M Co.                                                   1,967,940
   62,000 Danaher Corp.                                            3,940,100
  360,000 General Electric Co.                                    12,520,800
  140,000 Honeywell International, Inc.                            5,987,800
   50,000 Textron, Inc.                                            4,669,500
  175,000 Tyco International Ltd. (Bermuda)                        4,704,000
                                                                  ----------
                                                                  33,790,140
                                                                  ----------
          Oil & Gas--5.5%
   60,000 BP PLC ADR (Great Britain)                               4,136,400
   85,000 Chevron Corp.                                            4,927,450
   60,000 ConocoPhillips                                           3,789,000
  150,000 Exxon Mobil Corp.                                        9,129,000
                                                                  ----------
                                                                  21,981,850
                                                                  ----------
          Oil & Gas Services--3.3%
   40,000 BJ Services Co.                                          1,384,000
   82,000 Grant Prideco, Inc.*                                     3,512,880
   45,000 Halliburton Co.                                          3,285,900
   40,000 Schlumberger Ltd.                                        5,062,800
                                                                  ----------
                                                                  13,245,580
                                                                  ----------
          Pharmaceuticals--6.8%
   80,000 Abbott Laboratories                                      3,397,600
  122,000 Caremark Rx, Inc.*                                       5,999,960
   27,000 Cephalon, Inc.*                                          1,626,750
  284,000 Pfizer, Inc.                                             7,077,280
   93,500 Teva Pharmaceutical Industries Ltd. ADR (Israel)         3,850,330
  110,000 Wyeth                                                    5,337,200
                                                                  ----------
                                                                  27,289,120
                                                                  ----------
          Pipelines--1.5%
  275,000 El Paso Corp.                                            3,313,750
  130,000 The Williams Cos., Inc.                                  2,780,700
                                                                  ----------
                                                                  6,094,450
                                                                  ----------
          REITS--1.2%
  225,000 Host Marriott Corp.                                      4,815,000
                                                                  ----------
          Retail--5.5%
  160,000 Family Dollar Stores, Inc.                               4,256,000
  100,000 Kohl's Corp.*                                            5,301,000
  200,000 PETsMART, Inc.                                           5,628,000
  100,000 Wal-Mart Stores, Inc.                                    4,724,000
   32,000 Wendy's International, Inc.                              1,985,920
                                                                  ----------
                                                                  21,894,920
                                                                  ----------
          Semiconductors--2.4%
  306,000 Applied Materials, Inc.                                  5,358,060
  132,000 Texas Instruments, Inc.                                  4,286,040
                                                                  ----------
                                                                   9,644,100
                                                                  ----------

 NUMBER
OF SHARES                                                                            VALUE
---------                                                                        ------------
          Software--4.1%
   78,750 Adobe Systems, Inc.                                                       2,749,950
   95,000 Electronic Arts, Inc.*                                                    5,198,400
  312,500 Microsoft Corp.                                                           8,503,125
                                                                                 ------------
                                                                                   16,451,475
                                                                                 ------------
          Telecommunications--5.0%
  146,000 Cisco Systems, Inc.*                                                      3,163,820
  163,000 Corning, Inc.*                                                            4,386,330
  250,000 Nokia Corp. ADR (Finland)                                                 5,180,000
  275,000 Sprint Nextel Corp.                                                       7,106,000
                                                                                 ------------
                                                                                   19,836,150
                                                                                 ------------
          Transportation--0.9%
   45,000 United Parcel Service, Inc., Class B                                      3,572,100
                                                                                 ------------
          Total Common Stocks
          (Cost $319,309,817)                                                     388,015,278
                                                                                 ------------
          CONVERTIBLE PREFERRED STOCK--1.4%
          Insurance--1.4%
   80,000 The Hartford Financial Services Group, Inc. PEPS
          (Cost $4,075,460)                                                         5,764,000
                                                                                 ------------
          MONEY MARKET FUND--1.4%
5,524,194 BNY Hamilton Money Fund (Institutional Shares), 4.64% (a)
          (Cost $5,524,194)                                                         5,524,194
                                                                                 ------------
          Total Investments Before Outstanding Written Call Options
          (Cost $328,909,471)--99.9%                                              399,303,472
                                                                                 ------------
          OUTSTANDING WRITTEN CALL OPTIONS --0.0%
Contracts                                                           Strike Price
---------                                                           ------------
    (125) Caterpillar, Inc., expiration May, 2006                       $ 70          (48,750)
     (30) Google, Inc., expiration April, 2006                           390          (48,300)
    (125) Halliburton Co., expiration April, 2006                         75          (19,375)
     (50) Schlumberger Ltd., expiration April, 2006                      120          (41,000)
                                                                                 ------------
          Total Outstanding Written Call Options
          (Premium received $119,676)                                                (157,425)
                                                                                 ------------
          Total Investments Net of Outstanding Written Call Options
          (Cost $328,789,795) (b)--99.9                                           399,146,047
          Other assets less liabilities--0.1%                                         552,406
                                                                                 ------------
          Net Assets--100.0%                                                     $399,698,453
                                                                                 ============

ADR  American Depositary Receipt.
PEPS Premium Exchangeable Participating Securities.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31, 2006 net unrealized appreciation was $70,356,252 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $76,809,038 and aggregate gross unrealized depreciation of $6,452,786.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON LARGE CAP GROWTH FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            VALUE
---------                                                         -----------
          COMMON STOCKS--99.5%
          Advertising--1.1%
  30,000  Getty Images, Inc. *                                    $ 2,246,400
                                                                  -----------
          Aerospace/Defense--1.7%
  61,200  United Technologies Corp.                                 3,547,764
                                                                  -----------
          Agriculture--1.1%
  32,000  Altria Group, Inc.                                        2,267,520
                                                                  -----------
          Banks--1.5%
  47,700  Wells Fargo & Co.                                         3,046,599
                                                                  -----------
          Beverages--2.0%
  70,000  PepsiCo, Inc.                                             4,045,300
                                                                  -----------
          Biotechnology--5.4%
  46,564  Amgen, Inc.*                                              3,387,531
  88,000  Celgene Corp.*                                            3,891,360
  26,500  Genentech, Inc.*                                          2,239,515
  47,500  Vertex Pharmaceuticals, Inc.*                             1,738,025
                                                                  -----------
                                                                   11,256,431
                                                                  -----------
          Chemicals--2.7%
  39,510  Monsanto Co.                                              3,348,473
  40,000  Praxair, Inc.                                             2,206,000
                                                                  -----------
                                                                    5,554,473
                                                                  -----------
          Commercial Services--2.1%
 108,000  Accenture Ltd. (Bermuda)                                  3,247,560
  21,000  Weight Watchers International, Inc.                       1,079,400
                                                                  -----------
                                                                    4,326,960
                                                                  -----------
          Computers--3.1%
  47,000  Apple Computer, Inc.*                                     2,947,840
 260,980  EMC Corp.*                                                3,557,157
                                                                  -----------
                                                                    6,504,997
                                                                  -----------
          Cosmetics/Personal Care--6.6%
 111,000  Avon Products, Inc.                                       3,459,870
  76,000  Colgate-Palmolive Co.                                     4,339,600
 102,466  Procter & Gamble Co.                                      5,904,091
                                                                  -----------
                                                                   13,703,561
                                                                  -----------
          Diversified Financial Services--4.3%
  71,750  Ameriprise Financial, Inc.                                3,233,055

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
  18,000  Goldman Sachs Group, Inc.                                2,825,280
  12,000  NYSE Group, Inc.*                                          951,000
  24,310  T. Rowe Price Group, Inc.                                1,901,285
                                                                  ----------
                                                                   8,910,620
                                                                  ----------
          Electrical Components & Equipment--0.7%
  16,500  Emerson Electric Co.                                     1,379,895
                                                                  ----------
          Food--2.9%
 107,000  Hain Celestial Group, Inc.*                              2,802,330
 158,000  Wild Oats Markets, Inc.*                                 3,212,140
                                                                  ----------
                                                                   6,014,470
                                                                  ----------
          Healthcare-Products--6.5%
  24,400  Alcon, Inc.                                              2,543,944
  44,930  Gen-Probe, Inc.*                                         2,476,542
  95,000  Johnson & Johnson                                        5,625,900
  40,120  Zimmer Holdings, Inc.*                                   2,712,112
                                                                  ----------
                                                                  13,358,498
                                                                  ----------
          Healthcare-Services--3.2%
  63,000  Psychiatric Solutions, Inc.                              2,087,190
  80,500  UnitedHealth Group, Inc.                                 4,496,730
                                                                  ----------
                                                                   6,583,920
                                                                  ----------
          Insurance--2.2%
  68,519  American International Group, Inc.                       4,528,421
                                                                  ----------
          Internet--3.1%
  36,000  Akamai Technologies, Inc.*                               1,184,040
   5,300  Google, Inc., Class A*                                   2,067,000
 100,000  Yahoo!, Inc.*                                            3,226,000
                                                                  ----------
                                                                   6,477,040
                                                                  ----------
          Media--3.7%
  52,000  EW Scripps Co.                                           2,324,920
 143,080  Time Warner, Inc.                                        2,402,313
 127,000  XM Satellite Radio Holdings, Inc. *                      2,828,290
                                                                  ----------
                                                                   7,555,523
                                                                  ----------
          Miscellaneous Manufacturing--7.0%
 251,600  General Electric Co.                                     8,750,648
  60,000  Ingersoll-Rand Co., Ltd., Class A (Bermuda)              2,507,400
  34,000  Textron, Inc.                                            3,175,260
                                                                  ----------
                                                                  14,433,308
                                                                  ----------
          Oil & Gas Services--3.1%
  28,500  Halliburton Co.                                          2,081,070
  34,100  National Oilwell Varco, Inc.*                            2,186,492
  47,500  Weatherford International Ltd.*                          2,173,125
                                                                  ----------
                                                                   6,440,687
                                                                  ----------

 NUMBER
OF SHARES                                                            VALUE
---------                                                         -----------
          Pharmaceuticals--5.7%
   56,000 Abbott Laboratories                                       2,378,320
   67,000 Caremark Rx, Inc.*                                        3,295,060
   14,000 Cephalon, Inc.*                                             843,500
   63,387 Teva Pharmaceutical Industries Ltd. ADR (Israel)          2,610,277
   55,000 Wyeth                                                     2,668,600
                                                                  -----------
                                                                   11,795,757
                                                                  -----------
          Pipelines--1.1%
  196,400 El Paso Corp.                                             2,366,620
                                                                  -----------
          Retail--8.2%
   26,000 Chico's FAS, Inc.*                                        1,056,640
   63,000 Home Depot, Inc.                                          2,664,900
   67,900 Kohl's Corp.*                                             3,599,378
   98,150 PETsMART, Inc.                                            2,761,941
   34,000 Target Corp.                                              1,768,340
   30,000 Walgreen Co.                                              1,293,900
   60,000 Wal-Mart Stores, Inc.                                     2,834,400
   16,600 Wendy's International, Inc.                               1,030,196
                                                                  -----------
                                                                   17,009,695
                                                                  -----------
          Semiconductors--4.4%
   59,500 Broadcom Corp.*                                           2,568,020
   81,240 KLA-Tencor Corp.                                          3,928,766
   47,000 Marvell Technology Group Ltd.*                            2,542,700
                                                                  -----------
                                                                    9,039,486
                                                                  -----------
          Software--8.1%
   77,300 Adobe Systems, Inc.                                       2,699,316
   59,600 Electronic Arts, Inc.*                                    3,261,312
   43,000 Infosys Tech Ltd. ADR (India)                             3,347,980
  274,000 Microsoft Corp.                                           7,455,540
                                                                  -----------
                                                                   16,764,148
                                                                  -----------
          Telecommunications--6.8%
  108,000 Cisco Systems, Inc.*                                      2,340,360
  142,300 Juniper Networks, Inc.*                                   2,720,776
  103,000 Nokia Corp. ADR (Finland)                                 2,134,160
  174,000 Sprint Nextel Corp.                                       4,496,160
  148,000 Tellabs, Inc.*                                            2,353,200
                                                                  -----------
                                                                   14,044,656
                                                                  -----------
          Transportation--1.2%
   30,500 United Parcel Service, Inc., Class B                      2,421,090
                                                                  -----------
          Total Common Stocks
          (Cost $185,268,041)                                     205,623,839
                                                                  -----------
          MONEY MARKET FUND--0.5%
1,086,086 BNY Hamilton Money Fund (Institutional Shares),
          4.64% (a)
          (Cost $1,086,086)                                         1,086,086
                                                                  -----------

 NUMBER
OF SHARES                                                            VALUE
---------                                                         ------------
          Total Investments
          (Cost $186,354,127) (b)--100.0%                          206,709,925
          Other assets less liabilities--0.0%                           36,905
                                                                  ------------
          Net Assets--100.0%                                      $206,746,830
                                                                  ============

ADR American Depositary Receipt.
*   Non-incoming producing security.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized appreciation was $20,355,798 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $26,926,887 and aggregate gross unrealized depreciation of $6,571,089.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            VALUE
---------                                                         -----------
          COMMON STOCKS--99.3%
          Aerospace/Defense--3.4%
 200,000  United Technologies Corp.                               $11,594,000
                                                                  -----------
          Banks--8.3%
 220,294  Bank of America Corp.                                    10,032,189
  20,000  M&T Bank Corp.                                            2,282,800
 300,000  U.S. Bancorp                                              9,150,000
 116,000  Wachovia Corp.                                            6,501,800
                                                                  -----------
                                                                   27,966,789
                                                                  -----------
          Building Materials--1.8%
 105,000  Florida Rock Industries, Inc.                             5,903,100
                                                                  -----------
          Chemicals--5.2%
 176,000  duPont (E.I.) de Nemours & Co.                            7,428,960
 120,700  Olin Corp.                                                2,591,429
 140,000  Praxair, Inc.                                             7,721,000
                                                                  -----------
                                                                   17,741,389
                                                                  -----------
          Coal--2.8%
 126,000  Consol Energy, Inc.                                       9,344,160
                                                                  -----------
          Computers--4.0%
 100,000  International Business Machines Corp.                     8,247,000
 122,000  NCR Corp.*                                                5,098,380
                                                                  -----------
                                                                   13,345,380
                                                                  -----------
          Cosmetics/Personal Care--3.2%
 186,000  Procter & Gamble Co.                                     10,717,320
                                                                  -----------
          Diversified Financial Services--7.5%
 226,000  Citigroup, Inc.                                          10,673,980
 139,900  J.P. Morgan Chase & Co.                                   5,825,436
  76,000  Morgan Stanley                                            4,774,320
  26,000  The Goldman Sachs Group, Inc.                             4,080,960
                                                                  -----------
                                                                   25,354,696
                                                                  -----------
          Electric--6.6%
 120,000  Allegheny Energy, Inc.*                                   4,062,000
 296,000  Duke Energy Corp.                                         8,628,400
  40,000  Exelon Corp.                                              2,116,000
 460,000  TECO Energy, Inc.                                         7,415,200
                                                                  -----------
                                                                   22,221,600
                                                                  -----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
          Electrical Components & Equipment--3.5%
 140,000  Emerson Electric Co.                                    11,708,200
                                                                  ----------
          Food--1.1%
  76,000  General Mills, Inc.                                      3,851,680
                                                                  ----------
          Gas--2.5%
 326,700  Atmos Energy Corp.                                       8,602,011
                                                                  ----------
          Healthcare-Products--3.1%
 176,000  Johnson & Johnson                                       10,422,720
                                                                  ----------
          Insurance--3.6%
 110,000  Genworth Financial, Inc.                                 3,677,300
 166,000  The Allstate Corp.                                       8,650,260
                                                                  ----------
                                                                  12,327,560
                                                                  ----------
          Iron/Steel--1.0%
  40,100  Cleveland-Cliffs, Inc.                                   3,493,512
                                                                  ----------
          Machinery-Construction & Mining--2.6%
 120,000  Caterpillar, Inc.                                        8,617,200
                                                                  ----------
          Miscellaneous Manufacturing--7.1%
 126,000  3M Co.                                                   9,536,940
  56,000  Eaton Corp.                                              4,086,320
 300,000  General Electric Co.                                    10,434,000
                                                                  ----------
                                                                  24,057,260
                                                                  ----------
          Oil & Gas--10.4%
 146,000  BP PLC ADR (Great Britain)                              10,065,240
 120,000  Chevron Corp.                                            6,956,400
  70,000  ConocoPhillips                                           4,420,500
  24,200  Marathon Oil Corp.                                       1,843,314
 112,000  Petroleo Brasileiro S.A.- Petrobras ADR (Brazil)         9,120,520
  46,000  Valero Energy Corp.                                      2,749,880
                                                                  ----------
                                                                  35,155,854
                                                                  ----------
          Oil & Gas Services--1.0%
  40,000  Grant Prideco, Inc.*                                     1,713,600
  40,000  Weatherford International Ltd.*                          1,830,000
                                                                  ----------
                                                                   3,543,600
                                                                  ----------
          Pharmaceuticals--4.7%
 196,000  GlaxoSmithKline PLC ADR (Great Britain)                 10,252,760
 146,000  Pfizer, Inc.                                             3,638,320
  46,000  Sanofi-Aventis ADR (France)                              2,182,700
                                                                  ----------
                                                                  16,073,780
                                                                  ----------
          Retail--5.3%
  65,000  Costco Wholesale Corp.                                   3,520,400
  76,000  Federated Department Stores, Inc.                        5,548,000
 120,000  J. C. Penney Co., Inc.                                   7,249,200
  70,000  Limited Brands                                           1,712,200
                                                                  ----------
                                                                  18,029,800
                                                                  ----------

 NUMBER
OF SHARES                                                            VALUE
---------                                                         ------------
          Semiconductors--2.3%
  240,000 Texas Instruments, Inc.                                    7,792,800
                                                                  ------------
          Telecommunications--5.4%
  600,000 Lucent Technologies, Inc.*                                 1,830,000
  420,000 Motorola, Inc.                                             9,622,200
  200,000 Verizon Communications, Inc.                               6,812,000
                                                                  ------------
                                                                    18,264,200
                                                                  ------------
          Transportation--2.9%
  176,000 Canadian Pacific Railway Ltd. (Canada)                     8,794,720
   38,000 GulfMark Offshore, Inc.*                                   1,056,400
                                                                  ------------
                                                                     9,851,120
                                                                  ------------
          Total Common Stocks
          (Cost $288,938,962)                                      335,979,731
                                                                  ------------
          MONEY MARKET FUND--0.7%
2,379,861 BNY Hamilton Money Fund (Institutional Shares), 4.64%
          (a)
          (Cost $2,379,861)                                          2,379,861
                                                                  ------------
          Total Investments
          (Cost $291,318,823) (b)--100.0%                          338,359,592
          Other assets less liabilities--0.0%                          127,227
                                                                  ------------
          Net Assets--100.0%                                      $338,486,819
                                                                  ============

ADR American Depositary Receipt.
*   Non-income producing security.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized appreciation was $47,040,769 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $49,656,044 and aggregate gross unrealized depreciation of $2,615,275.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON MULTI - CAP EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ----------
            COMMON STOCKS--99.8%
            Banks--8.2%
    37,000  East West Bancorp, Inc.                                 $1,426,350
    12,000  M&T Bank Corp.                                           1,369,680
    40,000  National City Corp.                                      1,396,000
    60,000  TCF Financial Corp.                                      1,545,000
                                                                    ----------
                                                                     5,737,030
                                                                    ----------
            Beverages--2.3%
    28,000  PepsiCo, Inc.                                            1,618,120
                                                                    ----------
            Biotechnology--2.1%
    30,000  Charles River Laboratories International, Inc.*          1,470,600
                                                                    ----------
            Building Materials--3.6%
    40,000  Universal Forest Products, Inc.                          2,539,600
                                                                    ----------
            Commercial Services--4.0%
    65,000  DeVry, Inc.*                                             1,480,050
    55,000  NCO Group, Inc.*                                         1,306,250
                                                                    ----------
                                                                     2,786,300
                                                                    ----------
            Computers--1.5%
    35,000  Dell, Inc.*                                              1,041,600
                                                                    ----------
            Diversified Financial Services--4.8%
    20,000  Capital One Financial Corp.                              1,610,400
    37,000  Citigroup, Inc.                                          1,747,510
                                                                    ----------
                                                                     3,357,910
                                                                    ----------
            Electric--5.7%
    22,000  Dominion Resources, Inc.                                 1,518,660
   145,124  The AES Corp.*                                           2,475,815
                                                                    ----------
                                                                     3,994,475
                                                                    ----------
            Electronics--2.3%
    68,000  Flextronics International Ltd. (Singapore)*                703,800
    21,000  Jabil Circuit, Inc.*                                       900,060
                                                                    ----------
                                                                     1,603,860
                                                                    ----------
            Engineering & Construction--3.7%
    30,000  Jacobs Engineering Group, Inc.*                          2,602,200
                                                                    ----------
            Food--2.3%
    32,000  General Mills, Inc.                                      1,621,760
                                                                    ----------

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ---------
            Gas--2.3%
   40,000   KeySpan Corp.                                           1,634,800
                                                                    ---------
            Healthcare-Products--3.8%
   22,000   Johnson & Johnson                                       1,302,840
   30,000   Stryker Corp.                                           1,330,200
                                                                    ---------
                                                                    2,633,040
                                                                    ---------
            Healthcare-Services--4.2%
   60,000   Aetna, Inc.                                             2,948,400
                                                                    ---------
            Home Builders--1.9%
   40,000   Standard Pacific Corp.                                  1,344,800
                                                                    ---------
            Housewares--2.5%
   70,000   Newell Rubbermaid, Inc.                                 1,763,300
                                                                    ---------
            Leisure Time--2.1%
   28,000   Harley-Davidson, Inc.                                   1,452,640
                                                                    ---------
            Machinery-Construction & Mining--3.1%
   30,000   Caterpillar, Inc.                                       2,154,300
                                                                    ---------
            Machinery-Diversified--2.4%
   58,000   Cognex Corp.                                            1,719,120
                                                                    ---------
            Media--2.2%
   56,000   Walt Disney Co.                                         1,561,840
                                                                    ---------
            Metal Fabricate/Hardware--0.3%
    5,000   NS Group, Inc.                                            230,150
                                                                    ---------
            Miscellaneous Manufacturing--4.5%
   45,000   General Electric Co.                                    1,565,100
   37,000   Honeywell International, Inc.                           1,582,490
                                                                    ---------
                                                                    3,147,590
                                                                    ---------
            Oil & Gas--6.3%
   25,000   Exxon Mobil Corp.                                       1,521,500
   33,000   Noble Energy, Inc.                                      1,449,360
   23,000   Royal Dutch Shell PLC ADR (Netherlands)                 1,431,980
                                                                    ---------
                                                                    4,402,840
                                                                    ---------
            Pharmaceuticals--5.2%
   55,000   Bristol-Myers Squibb Co.                                1,353,550
   30,000   Merck & Co., Inc.                                       1,056,900
   50,000   Pfizer, Inc.                                            1,246,000
                                                                    ---------
                                                                    3,656,450
                                                                    ---------
            Pipelines--5.0%
   17,000   Kinder Morgan, Inc.                                     1,563,830
   28,000   Questar Corp.                                           1,961,400
                                                                    ---------
                                                                    3,525,230
                                                                    ---------

  NUMBER
 OF SHARES                                                            VALUE
 ---------                                                         -----------
           Retail--4.7%
   27,000  Lowe's Cos., Inc.                                         1,739,880
   36,000  Walgreen Co.                                              1,552,680
                                                                   -----------
                                                                     3,292,560
                                                                   -----------
           Semiconductors--3.6%
   30,000  Analog Devices, Inc.                                      1,148,700
   80,000  Applied Materials, Inc.                                   1,400,800
                                                                   -----------
                                                                     2,549,500
                                                                   -----------
           Software--2.1%
   55,000  Microsoft Corp.                                           1,496,550
                                                                   -----------
           Telecommunications--3.1%
   51,382  AT&T, Inc.                                                1,389,369
  260,000  Lucent Technologies, Inc.*                                  793,000
                                                                   -----------
                                                                     2,182,369
                                                                   -----------
           Total Common Stocks
           (Cost $49,391,993)                                       70,068,934
                                                                   -----------
           MONEY MARKET FUND--0.7%
  469,197  BNY Hamilton Money Fund (Institutional Shares),
           4.64% (a)
           (Cost $469,197)                                             469,197
                                                                   -----------
           Total Investments
           (Cost $49,861,190) (b)--100.5%                           70,538,131
           Liabilities in excess of other assets--(0.5%)              (351,196)
                                                                   -----------
           Net Assets--100.0%                                      $70,186,935
                                                                   ===========

ADR American Deposit Receipt.
*   Non-income producing security.
(a) Represents annualized 7 day yield at March 31 ,2006.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006 net unrealized appreciation was $20,676,941 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $22,012,663 and aggregate gross unrealized depreciation of $1,335,722.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON S&P 500 INDEX FUND

Schedule of Investments

March 31, 2006 (Unaudited)

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ----------
            COMMON STOCKS--97.9%
            Advertising--0.2%
    2,000   Omnicom Group, Inc.                                     $  166,500
    4,600   The Interpublic Group of Cos., Inc.*                        43,976
                                                                    ----------
                                                                       210,476
                                                                    ----------
            Aerospace/Defense--2.0%
    4,340   General Dynamics Corp.                                     277,673
    1,300   Goodrich Corp.                                              56,693
    1,300   L-3 Communications Holdings, Inc.                          111,527
    3,950   Lockheed Martin Corp.                                      296,764
    3,834   Northrop Grumman Corp.                                     261,824
    4,850   Raytheon Co.                                               222,324
    1,850   Rockwell Collins, Inc.                                     104,248
    8,700   The Boeing Co.                                             677,990
   11,000   United Technologies Corp.                                  637,670
                                                                    ----------
                                                                     2,646,713
                                                                    ----------
            Agriculture--1.6%
   22,650   Altria Group, Inc.                                       1,604,979
    7,033   Archer-Daniels-Midland Co.                                 236,660
      930   Reynolds American, Inc.                                     98,115
    1,750   UST, Inc.                                                   72,800
                                                                    ----------
                                                                     2,012,554
                                                                    ----------
            Airlines--0.1%
    7,675   Southwest Airlines Co.                                     138,073
                                                                    ----------
            Apparel--0.4%
    4,100   Coach, Inc.*                                               141,778
    1,200   Jones Apparel Group, Inc.                                   42,444
    1,150   Liz Claiborne, Inc.                                         47,127
    2,100   NIKE, Inc., Class B                                        178,710
      950   V.F. Corp.                                                  54,055
                                                                    ----------
                                                                       464,114
                                                                    ----------
            Auto Manufacturers--0.3%
   20,147   Ford Motor Co.                                             160,369
    6,050   General Motors Corp.                                       128,684
      600   Navistar International Corp.*                               16,548
    1,862   PACCAR, Inc.                                               131,234
                                                                    ----------
                                                                       436,835
                                                                    ----------
            Auto Parts & Equipment--0.2%
      600   Cooper Tire & Rubber Co.                                     8,604
    2,150   Johnson Controls, Inc.                                     163,250

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ---------
    1,900   The Goodyear Tire & Rubber Co.*                            27,512
                                                                    ---------
                                                                      199,366
                                                                    ---------
            Banks--6.3%
    3,750   AmSouth Bancorp                                           101,438
   50,382   Bank of America Corp.                                   2,294,395
    5,800   BB&T Corp.                                                227,360
    1,750   Comerica, Inc.                                            101,448
    1,300   Compass Bancshares, Inc.                                   65,793
    5,973   Fifth Third Bancorp                                       235,097
    1,400   First Horizon National Corp.                               58,310
    2,605   Huntington Bancshares, Inc.                                62,859
    4,350   KeyCorp                                                   160,080
      860   M&T Bank Corp.                                             98,160
    2,300   Marshall & Ilsley Corp.                                   100,234
    4,450   Mellon Financial Corp.                                    158,420
    5,900   National City Corp.                                       205,910
    5,100   North Fork Bancorp, Inc.                                  147,033
    2,050   Northern Trust Corp.                                      107,625
    3,150   PNC Financial Services Group                              212,027
    4,932   Regions Financial Corp.                                   173,458
    3,650   State Street Corp.                                        220,570
    4,000   SunTrust Banks, Inc.                                      291,040
    3,350   Synovus Financial Corp.                                    90,752
    8,350   The Bank of New York Co., Inc.                            300,934
   19,491   U.S. Bancorp                                              594,476
   17,626   Wachovia Corp.                                            987,937
   18,150   Wells Fargo & Co.                                       1,159,240
    1,200   Zions Bancorp                                              99,276
                                                                    ---------
                                                                    8,253,872
                                                                    ---------
            Beverages--2.0%
    8,450   Anheuser-Busch Cos., Inc.                                 361,407
      950   Brown-Forman Corp., Class B                                73,122
    3,200   Coca-Cola Enterprises, Inc.                                65,088
    2,100   Constellation Brands, Inc., Class A*                       52,605
      650   Molson Coors Brewing Co.                                   44,603
   17,975   PepsiCo, Inc.                                           1,038,774
   22,350   The Coca-Cola Co.                                         935,794
    1,450   The Pepsi Bottling Group, Inc.                             44,066
                                                                    ---------
                                                                    2,615,459
                                                                    ---------
            Biotechnology--1.1%
   12,690   Amgen, Inc.*                                              923,197
    3,780   Biogen Idec, Inc.*                                        178,038
    1,150   Chiron Corp.*                                              52,682
    2,850   Genzyme Corp.*                                            191,577
    2,735   MedImmune, Inc.*                                          100,046
      550   Millipore Corp.*                                           40,183
                                                                    ---------
                                                                    1,485,723
                                                                    ---------
            Building Materials--0.2%
    1,950   American Standard Cos., Inc.                               83,577
    4,450   Masco Corp.                                               144,581
                                                                    ---------
                                                                      228,158
                                                                    ---------

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ---------
            Chemicals--1.6%
    2,400   Air Products and Chemicals, Inc.                          161,256
      800   Ashland Inc.                                               56,864
    9,950   duPont (E.I.) de Nemours & Co.                            419,989
      900   Eastman Chemical Co.                                       46,062
    1,950   Ecolab, Inc.                                               74,490
    1,300   Engelhard Corp.                                            51,493
    1,150   Hercules, Inc.*                                            15,870
      800   International Flavors & Fragrances, Inc.                   27,456
    2,942   Monsanto Co.                                              249,335
    1,800   PPG Industries, Inc.                                      114,030
    3,550   Praxair, Inc.                                             195,783
    1,550   Rohm and Haas Co.                                          75,749
      700   Sigma-Aldrich Corp.                                        46,053
   10,472   The Dow Chemical Co.                                      425,162
    1,250   The Sherwin-Williams Co.                                   61,800
      267   Tronox, Inc.*                                               4,543
                                                                    ---------
                                                                    2,025,935
                                                                    ---------
            Commercial Services--0.9%
    1,550   Apollo Group, Inc., Class A*                               81,391
   10,900   Cendant Corp.                                             189,114
    1,450   Convergys Corp.*                                           26,405
    1,400   Equifax, Inc.                                              52,136
    3,500   H&R Block, Inc.                                            75,775
    3,350   McKesson Corp.                                            174,636
    1,350   Monster Worldwide, Inc.*                                   67,311
    2,700   Moody's Corp.                                             192,941
    3,625   Paychex, Inc.                                             151,018
    2,350   R. R. Donnelley & Sons Co.                                 76,892
    1,800   Robert Half International, Inc.                            69,498
                                                                    ---------
                                                                    1,157,117
                                                                    ---------
            Computers--3.8%
    1,300   Affiliated Computer Services, Inc.*                        77,558
    9,200   Apple Computer, Inc.*                                     577,024
    2,050   Computer Sciences Corp.*                                  113,878
   25,450   Dell, Inc.*                                               757,392
    5,500   Electronic Data Systems Corp.                             147,565
   25,750   EMC Corp.*                                                350,973
    2,850   Gateway, Inc.*                                              6,242
   30,621   Hewlett-Packard Co.                                     1,007,430
   17,000   International Business Machines Corp.                   1,401,989
    1,150   Lexmark International, Inc.*                               52,187
    2,000   NCR Corp.*                                                 83,580
    4,000   Network Appliance, Inc.*                                  144,120
   37,500   Sun Microsystems, Inc.*                                   192,375
    3,700   Unisys Corp.*                                              25,493
                                                                    ---------
                                                                    4,937,806
                                                                    ---------
            Cosmetics/Personal Care--2.0%
      800   Alberto-Culver Co., Class B                                35,384
    4,900   Avon Products, Inc.                                       152,733
    5,550   Colgate-Palmolive Co.                                     316,905
   35,645   Procter & Gamble Co.                                    2,053,865
    1,300   The Estee Lauder Cos., Inc.                                48,347
                                                                    ---------
                                                                    2,607,234
                                                                    ---------

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ----------
            Distribution/Wholesale--0.1%
    1,900   Genuine Parts Co.                                           83,277
      800   W.W. Grainger, Inc.                                         60,280
                                                                    ----------
                                                                       143,557
                                                                    ----------
            Diversified Financial Services--7.9%
   13,400   American Express Co.                                       704,170
    2,740   Ameriprise Financial, Inc.                                 123,464
    3,250   Capital One Financial Corp.                                261,690
    2,200   CIT Group, Inc.                                            117,744
   54,126   Citigroup, Inc.                                          2,556,370
    6,498   Countrywide Credit Industries, Inc.                        238,477
    4,500   E*TRADE Financial Corp.*                                   121,410
   10,450   Fannie Mae                                                 537,130
      950   Federated Investors, Inc., Class B                          37,098
    1,660   Franklin Resources, Inc.                                   156,438
    7,550   Freddie Mac                                                460,550
   37,814   J.P. Morgan Chase & Co.                                  1,574,574
    2,300   Janus Capital Group, Inc.                                   53,291
    2,940   Lehman Brothers Holdings, Inc.                             424,918
   10,000   Merrill Lynch & Co., Inc.                                  787,600
   11,700   Morgan Stanley                                             734,994
    4,550   SLM Corp.                                                  236,327
    1,400   T. Rowe Price Group, Inc.                                  109,494
    1,300   The Bear Stearns Cos., Inc.                                180,310
   11,150   The Charles Schwab Corp.                                   191,892
    4,730   The Goldman Sachs Group, Inc.                              742,421
                                                                    ----------
                                                                    10,350,362
                                                                    ----------
            Electric--2.9%
    1,800   Allegheny Energy, Inc.*                                     60,930
    2,200   Ameren Corp.                                               109,604
    4,230   American Electric Power Co., Inc.                          143,905
    3,350   CenterPoint Energy, Inc.                                    39,966
    2,150   Cinergy Corp.                                               97,632
    2,300   CMS Energy Corp.*                                           29,785
    2,700   Consolidated Edison, Inc.                                  117,450
    1,950   Constellation Energy Group, Inc.                           106,685
    3,750   Dominion Resources, Inc.                                   258,863
    1,900   DTE Energy Co.                                              76,171
   10,050   Duke Energy Corp.*                                         292,957
    3,200   Dynegy, Inc.*                                               15,360
    3,550   Edison International                                       146,189
    2,300   Entergy Corp.                                              158,562
    7,262   Exelon Corp.                                               384,159
    3,598   FirstEnergy Corp.                                          175,942
    4,400   FPL Group, Inc.                                            176,616
    3,750   PG&E Corp.                                                 145,875
    1,100   Pinnacle West Capital Corp.                                 43,010
    4,100   PPL Corp.                                                  120,540
    2,741   Progress Energy, Inc.                                      120,549
    2,750   Public Service Enterprise Group, Inc.                      176,110
    2,200   TECO Energy, Inc.                                           35,464
    7,050   The AES Corp.*                                             120,273
    8,000   The Southern Co.                                           262,159
    5,020   TXU Corp.                                                  224,695
    4,377   Xcel Energy, Inc.                                           79,443
                                                                    ----------
                                                                     3,718,894
                                                                    ----------

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ---------
            Electrical Components & Equipment--0.4%
    1,800   American Power Conversion Corp.                            41,598
    4,500   Emerson Electric Co.                                      376,335
    1,550   Molex, Inc.                                                51,460
                                                                    ---------
                                                                      469,393
                                                                    ---------
            Electronics--0.5%
    4,633   Agilent Technologies, Inc.*                               173,968
    2,000   Applera Corp. - Applied Biosystems Group                   54,280
    1,400   Fisher Scientific International, Inc.*                     95,270
    1,850   Jabil Circuit, Inc.*                                       79,291
    1,400   PerkinElmer, Inc.                                          32,858
    5,700   Sanmina-SCI Corp.*                                         23,370
    9,900   Solectron Corp.*                                           39,600
    2,700   Symbol Technologies, Inc.                                  28,566
      850   Tektronix, Inc.                                            30,354
    1,750   Thermo Electron Corp.*                                     64,908
    1,150   Waters Corp.*                                              49,623
                                                                    ---------
                                                                      672,088
                                                                    ---------
            Engineering & Construction--0.1%
    1,000   Fluor Corp.                                                85,800
                                                                    ---------
            Entertainment--0.1%
    3,650   International Game Technology                             128,553
                                                                    ---------
            Environmental Control--0.2%
    2,300   Allied Waste Industries, Inc.*                             28,152
    5,950   Waste Management, Inc.                                    210,035
                                                                    ---------
                                                                      238,187
                                                                    ---------
            Food--1.5%
    4,000   Albertson's, Inc.                                         102,680
    2,000   Campbell Soup Co.                                          64,800
    5,600   ConAgra Foods, Inc.                                       120,176
    1,500   Dean Foods Co.*                                            58,245
    3,900   General Mills, Inc.                                       197,652
    3,600   H.J. Heinz Co.                                            136,512
    2,700   Kellogg Co.                                               118,908
    1,400   McCormick & Co., Inc.                                      47,404
    4,850   Safeway, Inc.                                             121,832
    8,200   Sara Lee Corp.                                            146,616
    1,450   SUPER VALU, INC.                                           44,689
    6,650   SYSCO Corp.                                               213,132
    1,900   The Hershey Co.                                            99,237
    7,800   The Kroger Co.                                            158,808
    2,700   Tyson Foods, Inc.                                          37,098
    1,490   Whole Foods Market, Inc.                                   98,996
    1,900   Wm. Wrigley Jr. Co.                                       121,600
                                                                    ---------
                                                                    1,888,385
                                                                    ---------
            Forest Products & Paper--0.4%
    5,285   International Paper Co.                                   182,702
    1,100   Louisiana-Pacific Corp.                                    29,920
    1,941   MeadWestvaco Corp.                                         53,009
    2,000   Plum Creek Timber Co., Inc.                                73,860
    1,200   Temple-Inland, Inc.                                        53,460
    2,650   Weyerhaeuser Co.                                          191,940
                                                                    ---------
                                                                      584,891
                                                                    ---------

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ---------
            Gas--0.2%
    1,900   KeySpan Corp.                                              77,653
      500   NICOR, Inc.                                                19,780
    2,857   NiSource, Inc.                                             57,769
      400   Peoples Energy Corp.                                       14,256
    2,800   Sempra Energy                                             130,088
                                                                    ---------
                                                                      299,546
                                                                    ---------
            Hand/Machine Tools--0.1%
      600   Snap-on, Inc.                                              22,872
      900   The Black & Decker Corp.                                   78,201
      800   The Stanley Works                                          40,528
                                                                    ---------
                                                                      141,601
                                                                    ---------
            Healthcare-Products--3.2%
      550   Bausch & Lomb, Inc.                                        35,035
    7,050   Baxter International, Inc.                                273,611
    2,700   Becton, Dickinson & Co.                                   166,266
    2,662   Biomet, Inc.                                               94,554
    6,400   Boston Scientific Corp.*                                  147,520
    1,100   C. R. Bard, Inc.                                           74,591
    3,650   Guidant Corp.                                             284,919
   32,292   Johnson & Johnson                                       1,912,331
   13,050   Medtronic, Inc.                                           662,288
    1,500   Patterson Cos., Inc.*                                      52,800
    4,000   St. Jude Medical, Inc.*                                   164,000
    3,200   Stryker Corp.                                             141,888
    2,740   Zimmer Holdings, Inc.*                                    185,224
                                                                    ---------
                                                                    4,195,027
                                                                    ---------
            Healthcare-Services--1.8%
    6,200   Aetna, Inc.                                               304,668
    1,700   Coventry Health Care, Inc.*                                91,766
    4,450   HCA, Inc.                                                 203,766
    2,600   Health Management Associates, Inc., Class A                56,082
    1,800   Humana, Inc.*                                              94,770
    1,400   Laboratory Corp. of America Holdings*                      81,872
      850   Manor Care, Inc.                                           37,698
    1,800   Quest Diagnostics, Inc.                                    92,340
    5,050   Tenet Healthcare Corp.*                                    37,269
   14,700   UnitedHealth Group, Inc.                                  821,141
    7,200   WellPoint, Inc.*                                          557,496
                                                                    ---------
                                                                    2,378,868
                                                                    ---------
            Home Builders--0.3%
    1,300   Centex Corp.                                               80,587
    2,900   D.R. Horton, Inc.                                          96,338
      800   KB Home                                                    51,984
    1,500   Lennar Corp.                                               90,570
    2,300   Pulte Homes, Inc.                                          88,366
                                                                    ---------
                                                                      407,845
                                                                    ---------

   NUMBER
  OF SHARES                                                           VALUE
  ---------                                                         ---------
            Home Furnishings--0.1%
      710   Harman International Industries, Inc.                      78,902
      850   Maytag Corp.                                               18,131
      800   Whirlpool Corp.                                            73,176
                                                                    ---------
                                                                      170,209
                                                                    ---------
            Household Products/Wares--0.5%
    1,200   Avery Dennison Corp.                                       70,176
    1,600   Fortune Brands, Inc.                                      129,008
    5,000   Kimberly-Clark Corp.                                      289,000
    1,650   The Clorox Co.                                             98,753
                                                                    ---------
                                                                      586,937
                                                                    ---------
            Housewares--0.1%
    2,900   Newell Rubbermaid, Inc.                                    73,051
                                                                    ---------
            Insurance--4.8%
    3,450   ACE Ltd. (Bermuda)                                        179,435
    5,400   AFLAC, Inc.                                               243,702
    1,150   Ambac Financial Group, Inc.                                91,540
   28,150   American International Group, Inc.                      1,860,433
    3,450   Aon Corp.                                                 143,210
    1,320   CIGNA Corp.                                               172,418
    1,883   Cincinnati Financial Corp.                                 79,218
    4,100   Genworth Financial, Inc.                                  137,063
    1,525   Jefferson-Pilot Corp.                                      85,309
    1,850   Lincoln National Corp.                                    100,992
    1,450   Loews Corp.                                               146,740
    5,950   Marsh & McLennan Cos., Inc.                               174,692
    1,475   MBIA, Inc.                                                 88,692
    8,250   MetLife, Inc.                                             399,052
      950   MGIC Investment Corp.                                      63,299
    3,000   Principal Financial Group, Inc.                           146,400
    5,350   Prudential Financial, Inc.                                405,583
    1,300   SAFECO Corp.                                               65,273
    6,950   The Allstate Corp.                                        362,164
    2,150   The Chubb Corp.                                           205,196
    3,350   The Hartford Financial Services Group, Inc.               269,843
    2,140   The Progressive Corp.                                     223,116
    7,520   The St. Paul Travelers Cos., Inc.                         314,260
    1,100   Torchmark Corp.                                            62,810
    3,150   UnumProvident Corp.                                        64,512
    1,900   XL Capital Ltd., Class A (Bermuda)                        121,809
                                                                    ---------
                                                                    6,206,761
                                                                    ---------
            Internet--1.7%
    3,300   Amazon.Com, Inc.*                                         120,483
   12,500   eBay, Inc.*                                               488,250
    2,193   Google, Inc., Class A*                                    855,270
   11,313   Symantec Corp.*                                           190,398
    2,600   VeriSign, Inc.*                                            62,374
   13,650   Yahoo!, Inc.*                                             440,349
                                                                    ---------
                                                                    2,157,124
                                                                    ---------
            Iron/Steel--0.2%
      900   Allegheny Technologies, Inc.                               55,062
    1,700   Nucor Corp.                                               178,143
    1,185   United States Steel Corp.                                  71,906
                                                                    ---------
                                                                      305,111
                                                                    ---------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ---------
          Leisure Time--0.3%
  1,000   Brunswick Corp.                                            38,860
  4,700   Carnival Corp.                                            222,639
  2,950   Harley-Davidson, Inc.                                     153,046
  1,430   Sabre Holdings Corp.                                       33,648
                                                                  ---------
                                                                    448,193
                                                                  ---------
          Lodging--0.4%
  2,000   Harrah's Entertainment, Inc.                              155,920
  3,500   Hilton Hotels Corp.                                        89,110
  1,800   Marriott International, Inc., Class A                     123,480
  2,400   Starwood Hotels & Resorts Worldwide, Inc.                 162,552
                                                                  ---------
                                                                    531,062
                                                                  ---------
          Machinery-Construction & Mining--0.4%
  7,300   Caterpillar, Inc.                                         524,213
                                                                  ---------
          Machinery-Diversified--0.3%
    510   Cummins, Inc.                                              53,601
  2,550   Deere & Co.                                               201,577
  1,950   Rockwell Automation, Inc.                                 140,225
                                                                  ---------
                                                                    395,403
                                                                  ---------
          Media--2.9%
  8,310   CBS Corp., Class B                                        199,274
  5,600   Clear Channel Communications, Inc.                        162,456
 23,132   Comcast Corp., Class A*                                   605,133
    600   Dow Jones & Co., Inc.                                      23,580
    900   E.W. Scripps Co.                                           40,239
  2,600   Gannett Co., Inc.                                         155,792
    700   Knight-Ridder, Inc.                                        44,247
    450   Meredith Corp.                                             25,106
  4,000   The McGraw-Hill Cos., Inc.                                230,480
  1,500   The New York Times Co., Class A                            37,965
 26,000   The News Corp., Ltd., Class A                             431,860
 20,800   The Walt Disney Co.                                       580,112
 48,775   Time Warner, Inc.                                         818,932
  2,775   Tribune Co.                                                76,118
  2,400   Univision Communications, Inc.*                            82,728
  8,410   Viacom, Inc. Class B*                                     326,308
                                                                  ---------
                                                                  3,840,330
                                                                  ---------
          Mining--0.7%
  9,406   Alcoa, Inc.                                               287,448
  2,000   Freeport-McMoRan Copper & Gold, Inc., Class B             119,540
  4,800   Newmont Mining Corp.                                      249,072
  2,210   Phelps Dodge Corp.                                        177,971
  1,100   Vulcan Materials Co.                                       95,315
                                                                  ---------
                                                                    929,346
                                                                  ---------
          Miscellaneous Manufacturing--5.3%
  8,200   3M Co.                                                    620,657
  1,000   Cooper Industries, Ltd.                                    86,900
  2,600   Danaher Corp.                                             165,230

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
   2,200  Dover Corp.                                                106,832
   3,100  Eastman Kodak Co.                                           88,164
   1,650  Eaton Corp.                                                120,401
 113,050  General Electric Co.                                     3,931,878
   9,000  Honeywell International, Inc.                              384,930
   2,200  Illinois Tool Works, Inc.                                  211,882
   3,500  Ingersoll-Rand Co., Ltd., Class A (Bermuda)                146,265
   2,000  ITT Industries, Inc.                                       112,440
   1,950  Leggett & Platt, Inc.                                       47,522
   1,300  Pall Corp.                                                  40,547
   1,350  Parker-Hannifin Corp.                                      108,824
   1,500  Textron, Inc.                                              140,085
  21,810  Tyco International Ltd. (Bermuda)                          586,253
                                                                  ----------
                                                                   6,898,810
                                                                  ----------
          Office/Business Equipment--0.2%
   2,450  Pitney Bowes, Inc.                                         105,179
  10,050  Xerox Corp.*                                               152,760
                                                                  ----------
                                                                     257,939
                                                                  ----------
          Oil & Gas--7.8%
     870  Amerada Hess Corp.                                         123,888
   2,513  Anadarko Petroleum Corp.                                   253,838
   3,638  Apache Corp.                                               238,325
   4,100  Burlington Resources, Inc.                                 376,831
   4,000  Chesapeake Energy Corp.                                    125,640
  24,193  Chevron Corp.                                            1,402,468
  14,912  ConocoPhillips                                             941,693
   4,800  Devon Energy Corp.                                         293,616
   2,600  EOG Resources, Inc.                                        187,200
  66,250  Exxon Mobil Corp.                                        4,031,975
   1,326  Kerr-McGee Corp.                                           126,606
   4,010  Marathon Oil Corp.                                         305,442
   1,800  Murphy Oil Corp.                                            89,676
   1,700  Nabors Industries Ltd. (Barbados)*                         121,686
   1,550  Noble Corp.                                                125,705
   4,700  Occidental Petroleum Corp.                                 435,455
   1,200  Rowan Cos., Inc.                                            52,752
   1,500  Sunoco, Inc.                                               116,355
   3,600  Transocean, Inc.*                                          289,080
   6,800  Valero Energy Corp.                                        406,504
   3,966  XTO Energy, Inc.                                           172,799
                                                                  ----------
                                                                  10,217,534
                                                                  ----------
          Oil & Gas Services--1.5%
   3,750  Baker Hughes, Inc.                                         256,500
   3,500  BJ Services Co.                                            121,100
   5,650  Halliburton Co.                                            412,563
   1,900  National Oilwell Varco, Inc.*                              121,828
   6,450  Schlumberger Ltd.                                          816,377
   3,800  Weatherford International Ltd.*                            173,850
                                                                  ----------
                                                                   1,902,218
                                                                  ----------
          Packaging & Containers--0.1%
   1,100  Ball Corp.                                                  48,213
   1,100  Bemis Co., Inc.                                             34,738
   1,550  Pactiv Corp.*                                               38,037
     850  Sealed Air Corp.*                                           49,190
                                                                  ----------
                                                                     170,178
                                                                  ----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ---------
          Pharmaceuticals--5.9%
 16,700   Abbott Laboratories                                       709,249
  1,650   Allergan, Inc.                                            179,025
  2,300   AmerisourceBergen Corp.                                   111,021
  1,200   Barr Pharmaceuticals, Inc.*                                75,576
 21,200   Bristol-Myers Squibb Co.                                  521,732
  4,625   Cardinal Health, Inc.                                     344,655
  4,900   Caremark Rx, Inc.*                                        240,982
 12,250   Eli Lilly & Co.                                           677,425
  1,600   Express Scripts, Inc.*                                    140,640
  3,550   Forest Laboratories, Inc.*                                158,437
  5,000   Gilead Sciences, Inc.*                                    311,100
  1,740   Hospira, Inc.*                                             68,660
  2,566   King Pharmaceuticals, Inc.*                                44,264
  3,347   Medco Health Solutions, Inc.*                             191,515
 23,700   Merck & Co., Inc.                                         834,951
  2,350   Mylan Laboratories, Inc.                                   54,990
 79,735   Pfizer, Inc.                                            1,986,995
 15,950   Schering-Plough Corp.                                     302,891
  1,050   Watson Pharmaceuticals, Inc.*                              30,177
 14,550   Wyeth                                                     705,966
                                                                  ---------
                                                                  7,690,251
                                                                  ---------
          Pipelines--0.3%
  7,080   El Paso Corp.                                              85,314
  1,200   Kinder Morgan, Inc.                                       110,388
  6,400   The Williams Cos., Inc.                                   136,896
                                                                  ---------
                                                                    332,598
                                                                  ---------
          REITS--0.8%
  1,000   Apartment Investment & Management Co., Class A             46,900
  2,300   Archstone-Smith Trust                                     112,171
    600   Boston Properties, Inc.                                    55,950
  4,400   Equity Office Properties Trust                            147,752
  3,150   Equity Residential                                        147,389
  2,200   Kimco Realty Corp.                                         89,408
  2,600   ProLogis                                                  139,100
    900   Public Storage, Inc.                                       73,107
  1,985   Simon Property Group, Inc.                                167,017
  1,300   Vornado Realty Trust                                      124,800
                                                                  ---------
                                                                  1,103,594
                                                                  ---------
          Retail--5.8%
  1,900   AutoNation, Inc.*                                          40,945
    600   AutoZone, Inc.*                                            59,814
  3,000   Bed Bath & Beyond, Inc.*                                  115,200
  4,375   Best Buy Co., Inc.                                        244,694
  1,200   Big Lots, Inc.*                                            16,752
  1,600   Circuit City Stores, Inc.                                  39,168
  5,100   Costco Wholesale Corp.                                    276,216
  8,800   CVS Corp.                                                 262,856
  1,400   Darden Restaurants, Inc.                                   57,442
    600   Dillard's, Inc.                                            15,624
  3,412   Dollar General Corp.                                       60,290
  1,600   Family Dollar Stores, Inc.                                 42,560
  2,964   Federated Department Stores, Inc.                         216,372

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ---------
 23,050   Home Depot, Inc.                                          975,015
  2,500   J. C. Penney Co., Inc.                                    151,025
  3,700   Kohl's Corp.*                                             196,137
  3,750   Limited Brands                                             91,725
  8,500   Lowe's Cos., Inc.                                         547,740
 13,650   McDonald's Corp.                                          469,014
  2,400   Nordstrom, Inc.                                            94,032
  3,200   Office Depot, Inc.*                                       119,168
    750   OfficeMax, Inc.                                            22,628
  1,450   RadioShack Corp.                                           27,884
  1,087   Sears Holdings Corp.*                                     143,745
  7,875   Staples, Inc.                                             200,970
  8,300   Starbucks Corp.*                                          312,412
  9,500   Target Corp.                                              494,095
  6,150   The GAP, Inc.                                             114,882
  1,500   Tiffany & Co.                                              56,310
  5,000   TJX Cos., Inc.                                            124,100
 11,000   Walgreen Co.                                              474,430
 27,050   Wal-Mart Stores, Inc.                                   1,277,841
  1,300   Wendy's International, Inc.                                80,678
  2,950   Yum! Brands, Inc.*                                        144,137
                                                                  ---------
                                                                  7,565,901
                                                                  ---------
          Savings & Loans--0.6%
  2,800   Golden West Financial Corp.                               190,120
  3,800   Sovereign Bancorp, Inc.                                    83,258
 10,742   Washington Mutual, Inc.                                   457,824
                                                                  ---------
                                                                    731,202
                                                                  ---------
          Semiconductors--2.9%
  5,150   Advanced Micro Devices, Inc.*                             170,774
  3,800   Altera Corp.*                                              78,432
  4,000   Analog Devices, Inc.                                      153,160
 17,200   Applied Materials, Inc.                                   301,172
  3,100   Applied Micro Circuits Corp.*                              12,617
  4,725   Broadcom Corp.*                                           203,931
  4,372   Freescale Semiconductor, Inc.*                            121,410
 63,700   Intel Corp.                                             1,232,594
  2,200   KLA-Tencor Corp.                                          106,392
  3,250   Linear Technology Corp.                                   114,010
  4,200   LSI Logic Corp.*                                           48,552
  3,500   Maxim Integrated Products, Inc.                           130,025
  6,700   Micron Technology, Inc.*                                   98,624
  3,600   National Semiconductor Corp.                              100,224
  1,350   Novellus Systems, Inc.*                                    32,400
  1,900   NVIDIA Corp.*                                             108,794
  2,000   PMC - Sierra, Inc.*                                        24,580
  1,700   QLogic Corp.*                                              32,895
  2,050   Teradyne, Inc.*                                            31,796
 17,350   Texas Instruments, Inc.                                   563,355
  3,700   Xilinx, Inc.                                               94,202
                                                                  ---------
                                                                  3,759,939
                                                                  ---------
          Software--3.8%
  6,500   Adobe Systems, Inc.                                       226,980
  2,500   Autodesk, Inc.                                             96,300
  6,250   Automatic Data Processing, Inc.                           285,500
  2,250   BMC Software, Inc.*                                        48,735
  4,900   CA, Inc.                                                  133,329

 NUMBER
OF SHARES                                                            VALUE
---------                                                         -----------
  1,900   Citrix Systems, Inc.*                                        72,010
  4,150   Compuware Corp.*                                             32,495
  3,300   Electronic Arts, Inc.*                                      180,576
  8,296   First Data Corp.                                            388,419
  2,000   Fiserv, Inc.*                                                85,100
  2,100   IMS Health, Inc.                                             54,117
  1,950   Intuit, Inc.*                                               103,721
 96,300   Microsoft Corp.                                           2,620,322
  4,150   Novell, Inc.*                                                31,872
 40,800   Oracle Corp. *                                              558,552
  1,160   Parametric Technology Corp.*                                 18,943
                                                                  -----------
                                                                    4,936,971
                                                                  -----------
          Telecommunications--6.2%
  1,264   ADC Telecommunications, Inc.*                                32,346
  4,250   Alltel Corp.                                                275,188
  1,650   Andrew Corp.*                                                20,262
 42,073   AT&T, Inc.                                                1,137,653
  4,487   Avaya, Inc.*                                                 50,703
 19,450   BellSouth Corp.                                             673,943
  1,450   CenturyTel, Inc.                                             56,724
  6,300   Ciena Corp.*                                                 32,823
 66,600   Cisco Systems, Inc.*                                      1,443,221
  3,550   Citizens Communications Co.                                  47,109
  2,150   Comverse Technology, Inc.*                                   50,590
 16,700   Corning, Inc.*                                              449,397
 18,150   JDS Uniphase Corp.*                                          75,686
 48,400   Lucent Technologies, Inc.*                                  147,620
 27,100   Motorola, Inc.                                              620,861
 18,000   Qualcomm, Inc.                                              910,980
 16,759   Qwest Communications International, Inc.*                   113,961
 32,131   Sprint Nextel Corp.                                         830,265
  4,800   Tellabs, Inc.*                                               76,320
 31,716   Verizon Communications, Inc.                              1,080,246
                                                                  -----------
                                                                    8,125,898
                                                                  -----------
          Textiles--0.0%
  1,500   Cintas Corp.                                                 63,930
                                                                  -----------
          Toys/Games/Hobbies--0.1%
  1,900   Hasbro, Inc.                                                 40,090
  4,150   Mattel, Inc.                                                 75,240
                                                                  -----------
                                                                      115,330
                                                                  -----------
          Transportation--1.8%
  4,050   Burlington Northern Santa Fe Corp.                          337,487
  2,350   CSX Corp.                                                   140,530
  3,300   FedEx Corp.                                                 372,702
  4,500   Norfolk Southern Corp.                                      243,315
    650   Ryder System, Inc.                                           29,107
  2,850   Union Pacific Corp.                                         266,048
 11,900   United Parcel Service, Inc., Class B                        944,621
                                                                  -----------
                                                                    2,333,810
                                                                  -----------
          Total Common Stocks
          (Cost $115,758,327)                                     127,496,275
                                                                  -----------

PRINCIPAL
 AMOUNT
---------
           UNITED STATES GOVERNMENT AGENCIES &
           OBLIGATIONS--0.2%

           United States Treasury Bill--0.2%
$  300,000 4.57%, 9/07/06 +
           (Cost $293,945)                                         294,032
                                                              ------------

NUMBER OF
 SHARES
---------
           MONEY MARKET FUND--2.1%
 2,684,417 BNY Hamilton Money Fund (Institutional Shares),
           4.64% (a)
           (Cost $2,684,417)                                     2,684,417
                                                              ------------
           Total Investments
           (Cost $118,736,689) (b)--100.2%                     130,474,724
           Liabilities in excess of other assets--(0.2%)          (240,017)
                                                              ------------
           Net Assets--100.0%                                 $130,234,707
                                                              ============

*   Non-income producing security.
+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bills.
    This is the actual collateral for the S&P 500 Index future.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized appreciation was $11,738,035 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $15,406,212 and aggregate gross unrealized depreciation of $3,668,177.

At March 31, 2006, the S&P 500 Index Fund had entered into exchange traded financial future contracts as described below:

    Index     Maturity Date Contracts Unrealized Appreciation at March 31, 2006
------------- ------------- --------- -----------------------------------------
S&P 500 Index   June 2006      47                      $2,397

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON SMALL CAP CORE EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            VALUE
---------                                                         -----------
          COMMON STOCKS--95.8%
          Aerospace/Defense--2.0%
 113,800  MTC Technologies, Inc.*                                 $ 3,185,262
                                                                  -----------
          Banks--6.7%
  80,200  East West Bancorp, Inc.                                   3,091,710
  97,100  Signature Bank*                                           3,164,489
 166,700  Umpqua Holdings Corp.                                     4,750,950
                                                                  -----------
                                                                   11,007,149
                                                                  -----------
          Biotechnology--1.8%
  59,700  Charles River Laboratories International, Inc.*           2,926,494
                                                                  -----------
          Building Materials--3.4%
  87,400  Universal Forest Products, Inc.                           5,549,026
                                                                  -----------
          Chemicals--2.2%
 104,800  Cabot Corp.                                               3,562,152
                                                                  -----------
          Commercial Services--10.5%
 106,500  Deluxe Corp.                                              2,787,105
  58,800  Landauer, Inc.                                            2,952,936
 143,200  NCO Group, Inc.*                                          3,401,000
 107,300  Ritchie Bros. Auctioneers, Inc. (Canada)                  5,311,350
 233,000  Source Interlink Cos., Inc.*                              2,656,200
                                                                  -----------
                                                                   17,108,591
                                                                  -----------
          Diversified Financial Services--3.2%
  93,300  National Financial Partners Corp.                         5,273,316
                                                                  -----------
          Electric--2.7%
 195,500  Cleco Corp.                                               4,365,515
                                                                  -----------
          Electronics--1.9%
 125,900  LoJack Corp.*                                             3,019,082
                                                                  -----------
          Environmental Control--3.2%
  77,500  Stericycle, Inc.*                                         5,240,550
                                                                  -----------
          Food--4.1%
 124,200  Performance Food Group Co.*                               3,873,798
  72,800  Ralcorp Holdings, Inc.*                                   2,770,040
                                                                  -----------
                                                                    6,643,838
                                                                  -----------
          Healthcare-Products--5.4%
  46,500  Cooper Cos., Inc.                                         2,512,395
  91,500  Meridian Bioscience, Inc.                                 2,468,670
 100,400  Respironics, Inc.*                                        3,906,564
                                                                  -----------
                                                                    8,887,629
                                                                  -----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
          Home Builders--5.5%
  76,000  Standard Pacific Corp.                                   2,555,120
 119,300  Thor Industries, Inc.                                    6,365,848
                                                                  ----------
                                                                   8,920,968
                                                                  ----------
          Household Products/Wares--2.4%
 191,000  Tupperware Corp.                                         3,932,690
                                                                  ----------
          Housewares--2.9%
 100,000  The Toro Co.                                             4,775,000
                                                                  ----------
          Insurance--1.8%
  56,800  ProAssurance Corp.*                                      2,953,600
                                                                  ----------
          Internet--3.3%
 163,800  Akamai Technologies, Inc.*                               5,387,382
                                                                  ----------
          Leisure Time--3.6%
 125,600  Life Time Fitness, Inc.*                                 5,884,360
                                                                  ----------
          Machinery-Diversified--4.7%
 151,500  Cognex Corp.                                             4,490,460
  38,700  Middleby Corp.*                                          3,239,964
                                                                  ----------
                                                                   7,730,424
                                                                  ----------
          Metal Fabricate/Hardware--0.9%
  31,700  NS Group, Inc.*                                          1,459,151
                                                                  ----------
          Miscellaneous Manufactur--2.2%
  95,300  Matthews International Corp., Class A                    3,646,178
                                                                  ----------
          Oil&Gas--2.8%
 112,700  St. Mary Land & Exploration Co.                          4,601,541
                                                                  ----------
          Oil&Gas Services--2.8%
  90,400  Universal Compression Holdings, Inc.*                    4,580,568
                                                                  ----------
          Retail--6.8%
 113,200  Hibbett Sporting Goods, Inc.*                            3,734,468
  96,200  O'Reilly Automotive, Inc.*                               3,517,072
  57,400  Tractor Supply Co.*                                      3,807,916
                                                                  ----------
                                                                  11,059,456
                                                                  ----------
          Semiconductors--2.3%
 345,300  Entegris, Inc.*                                          3,673,992
                                                                  ----------
          Software--3.4%
  75,500  Computer Programs & Systems, Inc.                        3,775,000
 126,200  Epicor Software Corp.*                                   1,694,866
                                                                  ----------
                                                                   5,469,866
                                                                  ----------
          Telecommunications--3.3%
 284,800  Newport Corp.*                                           5,371,328
                                                                  ----------

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
          Total COMMON STOCKS
          (Cost $135,394,284)                                      156,215,108
                                                                  ------------
          MUTUAL FUNDS--2.5%
          Energy--2.5%
  114,000 Tortoise Energy Capital Corp.                              2,591,220
   50,568 Tortoise Energy Infrastructure Corp.                       1,411,353
                                                                  ------------
          Total Mutual Funds
          (Cost $4,230,164)                                          4,002,573
                                                                  ------------
          MONEY MARKET FUND--3.7%
6,111,706 BNY Hamilton Money Fund (Institutional Shares),
          4.64% (a)
          (Cost $6,111,706)                                          6,111,706
                                                                  ------------
          Total Investments
          (Cost $145,736,154) (b)--102.0%                          166,329,387
          Liabilities in excess of other assets--(2.0%)             (3,218,279)
                                                                  ------------
          Net Assets--100.0%                                      $163,111,108
                                                                  ============

*   Non-income producing security.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31,2006, net unrealized appreciation was $20,593,233 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $23,047,754 and aggregate gross unrealized depreciation of $2,454,521.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON SMALL CAP GROWTH FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            VALUE
---------                                                         -----------
          COMMON STOCKS--96.9%
          Advertising--0.5%
  89,180  Ventiv Health, Inc.*                                    $ 2,962,560
                                                                  -----------
          Aerospace/Defense--1.0%
 228,340  BE Aerospace, Inc.*                                       5,735,901
                                                                  -----------
          Apparel--1.6%
  83,290  Oxford Industries, Inc.                                   4,258,618
 203,920  Wolverine World Wide, Inc.                                4,512,749
                                                                  -----------
                                                                    8,771,367
                                                                  -----------
          Banks--2.1%
 139,040  Boston Private Financial Holdings, Inc.                   4,698,162
  36,060  Community Banks, Inc.                                     1,026,268
 307,240  UCBH Holdings, Inc.                                       5,812,980
                                                                  -----------
                                                                   11,537,410
                                                                  -----------
          Biotechnology--5.3%
 177,030  Charles River Laboratories International, Inc.*           8,678,010
 116,570  Digene Corp.*                                             4,557,887
  55,200  Illumina, Inc.*                                           1,311,000
 195,920  Martek Biosciences Corp.*                                 6,432,053
 272,070  Nektar Therapeutics*                                      5,544,787
 404,925  Tercica, Inc.*                                            2,712,998
                                                                  -----------
                                                                   29,236,735
                                                                  -----------
          Building Materials--0.9%
  84,600  Interline Brands, Inc.*                                   2,134,458
  94,590  Trex Co., Inc.*                                           2,998,503
                                                                  -----------
                                                                    5,132,961
                                                                  -----------
          Commercial Services--7.3%
  75,040  Administaff, Inc.                                         4,079,174
  51,120  Corrections Corp. of America*                             2,310,624
 167,130  CoStar Group, Inc.*                                       8,672,375
 100,220  CRA International, Inc.*                                  4,936,837
 127,010  Forrester Research, Inc.*                                 2,834,863
 172,090  H&E Equipment Services, Inc.*                             5,011,261
  89,490  Huron Consulting Group, Inc.*                             2,710,652
  90,670  Jackson Hewitt Tax Service, Inc.                          2,863,359
  64,970  Kenexa Corp.*                                             1,997,828
 150,460  LECG Corp.*                                               2,899,364
  35,350  Morningstar, Inc.*                                        1,582,620
                                                                  -----------
                                                                   39,898,957
                                                                  -----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
          Computers--2.1%
  63,170  Kronos, Inc.*                                            2,361,926
 120,800  LaserCard Corp.*                                         2,718,000
 254,150  LivePerson, Inc.*                                        1,840,046
 135,470  Manhattan Associates, Inc.*                              2,980,340
  57,900  Stratasys, Inc.*                                         1,706,892
                                                                  ----------
                                                                  11,607,204
                                                                  ----------
          Cosmetics/Personal Care--0.6%
 164,540  Inter Parfums, Inc.                                      3,279,282
                                                                  ----------
          Distribution/Wholesale--1.9%
 239,190  LKQ Corp.*                                               4,977,544
 114,750  SCP Pool Corp.                                           5,382,922
                                                                  ----------
                                                                  10,360,466
                                                                  ----------
          Diversified Financial Services--3.0%
  45,890  Calamos Aset Management, Inc.                            1,716,286
 136,110  National Financial Partners Corp.                        7,692,937
  28,070  Piper Jaffray Cos., Inc.*                                1,543,850
  75,030  Portfolio Recovery Associates, Inc.*                     3,513,655
  83,090  Thomas Weisel Partners Group, Inc.*                      1,819,671
                                                                  ----------
                                                                  16,286,399
                                                                  ----------
          Electrical Components&Equipment--0.5%
 127,640  Color Kinetics, Inc.*                                    2,703,415
                                                                  ----------
          Electronics--3.5%
 196,760  Cogent, Inc.*                                            3,608,578
 179,150  Coherent, Inc.*                                          6,289,956
 125,210  Daktronics, Inc.                                         4,570,165
 111,310  Trimble Navigation Ltd.*                                 5,014,516
                                                                  ----------
                                                                  19,483,215
                                                                  ----------
          Energy-Alternate Sources--0.7%
 210,830  KFx, Inc.*                                               3,837,106
                                                                  ----------
          Engineering & Construction--1.2%
 142,690  Infrasource Services, Inc.*                              2,455,695
 128,800  The Shaw Group, Inc.*                                    3,915,520
                                                                  ----------
                                                                   6,371,215
                                                                  ----------
          Entertainment--1.5%
 230,250  Shuffle Master, Inc.*                                    8,229,135
                                                                  ----------
          Environmental Control--0.6%
  82,400  Waste Connections, Inc.*                                 3,280,344
                                                                  ----------
          Food--2.1%
 161,140  Performance Food Group Co.*                              5,025,957
 190,200  United Natural Foods, Inc.*                              6,651,294
                                                                  ----------
                                                                  11,677,251
                                                                  ----------
          Healthcare-Products--10.0%
 245,250  American Medical Systems Holdings, Inc.*                 5,518,125

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
 131,090  Candela Corp.*                                           2,831,544
  52,090  IDEXX Laboratories, Inc.*                                4,498,492
 221,700  Immucor, Inc.*                                           6,360,573
  54,130  Kyphon, Inc.*                                            2,013,636
 204,490  Merit Medical Systems, Inc.*                             2,455,925
 292,680  NuVasive, Inc.*                                          5,517,018
 138,955  OraSure Technologies, Inc.*                              1,431,237
 255,735  PSS World Medical, Inc.*                                 4,933,128
 121,220  Respironics, Inc.*                                       4,716,670
 165,410  Sybron Dental Specialties, Inc.*                         6,821,509
 262,900  Symmetry Medical, Inc.*                                  5,576,109
 113,630  Wright Medical Group, Inc.*                              2,244,193
                                                                  ----------
                                                                  54,918,159
                                                                  ----------
          Healthcare-Services--3.6%
 114,910  Centene Corp.*                                           3,351,925
  85,960  Healthways, Inc.*                                        4,378,802
 109,900  Psychiatric Solutions, Inc.*                             3,640,987
 161,340  United Surgical Partners International, Inc.*            5,713,050
 162,140  VistaCare, Inc.*                                         2,513,170
                                                                  ----------
                                                                  19,597,934
                                                                  ----------
          Household Products/Wares--1.9%
 172,870  Central Garden & Pet Co.*                                9,186,312
 111,300  Prestige Brands Holdings, Inc.*                          1,354,521
                                                                  ----------
                                                                  10,540,833
                                                                  ----------
          Insurance--1.4%
 149,710  ProAssurance Corp.*                                      7,784,920
                                                                  ----------
          Internet--9.7%
 135,150  Blue Coat Systems, Inc.*                                 2,938,161
  82,900  Digital Insight Corp.*                                   3,017,560
  31,740  F5 Networks, Inc.*                                       2,300,833
 152,930  j2 Global Communications, Inc.*                          7,187,710
 164,820  NetFlix, Inc.*                                           4,778,132
  69,350  Redback Networks, Inc.*                                  1,504,202
 447,880  RSA Security, Inc.*                                      8,034,968
 899,680  Sapient Corp.*                                           6,864,558
  46,790  Stamps.com, Inc.*                                        1,649,815
 746,170  TIBCO Software, Inc.*                                    6,237,981
 121,610  Valueclick, Inc.*                                        2,057,641
 102,330  WebEx Communications, Inc.*                              3,445,451
 202,595  WebSideStory, Inc.*                                      3,482,608
                                                                  ----------
                                                                  53,499,620
                                                                  ----------
          Leisure Time--0.7%
 126,400  WMS Industries, Inc.*                                    3,804,640
                                                                  ----------
          Lodging--1.1%
 131,770  Gaylord Entertainment Co.*                               5,979,723
                                                                  ----------
          Machinery-Diversified--2.1%
  51,110  Intermec, Inc.*                                          1,559,366
 105,660  iRobot Corp.*                                            2,937,348
  30,875  Manitowoc Co., Inc.                                      2,814,256
 129,220  Wabtec Corp.                                             4,212,572
                                                                  ----------
                                                                  11,523,542
                                                                  ----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
          Miscellaneous Manufacturing--1.4%
  57,220  Acuity Brands, Inc.                                      2,288,800
 258,530  Hexcel Corp.*                                            5,679,904
                                                                  ----------
                                                                   7,968,704
                                                                  ----------
          Oil & Gas--2.0%
  51,190  Atwood Oceanics, Inc.*                                   5,170,702
 332,210  Grey Wolf, Inc.*                                         2,471,642
  86,790  Todco, Class A*                                          3,420,394
                                                                  ----------
                                                                  11,062,738
                                                                  ----------
          Oil & Gas Services--3.5%
 124,580  Hercules Offshore, Inc.*                                 4,236,966
 127,010  Oceaneering International, Inc.*                         7,277,673
 284,240  Superior Energy Services, Inc.*                          7,614,789
                                                                  ----------
                                                                  19,129,428
                                                                  ----------
          Pharmaceuticals--3.0%
  50,610  Cubist Pharmaceuticals, Inc.*                            1,162,512
 565,380  Discovery Laboratories, Inc.*                            4,144,235
  86,800  HealthExtras, Inc.*                                      3,064,040
  46,330  Neurocrine Biosciences, Inc.*                            2,990,138
 170,850  VCA Antech, Inc.*                                        4,865,808
                                                                  ----------
                                                                  16,226,733
                                                                  ----------
          Retail--5.1%
 192,310  Coldwater Creek, Inc.*                                   5,346,218
 165,300  Dick's Sporting Goods, Inc.*                             6,557,451
 136,100  DSW, Inc.*                                               4,262,652
  85,850  MarineMax, Inc.*                                         2,877,692
  67,930  McCormick & Schmick's Seafood Restaurants, Inc.*         1,730,177
  98,450  Morton's Restaurant Group, Inc.*                         1,711,061
 175,180  PETCO Animal Supplies, Inc.*                             4,128,993
  41,140  Under Armour, Inc.*                                      1,332,936
                                                                  ----------
                                                                  27,947,180
                                                                  ----------
          Savings & Loans--0.8%
 118,920  Flushing Financial Corp.                                 2,076,343
  62,845  PFF Bancorp, Inc.                                        2,118,505
                                                                  ----------
                                                                   4,194,848
                                                                  ----------
          Semiconductors--6.4%
  86,750  Cabot Microelectronics Corp.*                            3,218,425
 155,990  FormFactor, Inc.*                                        6,133,527
  48,360  O2Micro International Ltd. ADR (Cayman Islands)*           514,067
 280,150  Semtech Corp.*                                           5,011,884
  77,450  Sirf Technology Holdings, Inc.*                          2,742,505
 195,270  Tessera Technologies, Inc.*                              6,264,261
 115,020  Volterra Semiconductor Corp.*                            2,195,732
 408,850  Zoran Corp.*                                             8,945,637
                                                                  ----------
                                                                  35,026,038
                                                                  ----------

 NUMBER
OF SHARES                                                           VALUE
---------                                                       ------------
           Software--3.4%
   154,920 Allscripts Healthcare Solution, Inc.*                   2,836,585
   102,240 Blackbaud, Inc.                                         2,166,466
   101,820 Blackboard, Inc.*                                       2,892,706
   152,610 Filenet Corp.*                                          4,123,521
   202,360 Nuance Communications, Inc.*                            2,389,872
   165,400 Phase Forward, Inc.*                                    1,842,556
    99,450 Ultimate Software Group, Inc.*                          2,570,783
                                                                ------------
                                                                  18,822,489
                                                                ------------
           Telecommunications--3.1%
   168,180 Arris Group, Inc.*                                      2,314,157
   373,070 Ixia*                                                   5,319,978
   131,320 NETGEAR, Inc.*                                          2,496,393
    63,960 Plantronics, Inc.                                       2,266,103
   537,660 RF Micro Devices, Inc.*                                 4,650,759
                                                                ------------
                                                                  17,047,390
                                                                ------------
           Transportation--1.3%
    64,240 American Commercial Lines, Inc.*                        3,032,128
   107,930 Forward Air Corp.                                       4,024,710
                                                                ------------
                                                                   7,056,838
                                                                ------------
           Total Common Stocks
           (Cost $468,151,659)                                   532,522,680
                                                                ------------
           MONEY MARKET FUND--4.2%
23,311,800 BNY Hamilton Money Fund (Institutional Shares),
           4.64% (a)
           (Cost $23,311,800)                                     23,311,800
                                                                ------------
           Total Investments
           (Cost $491,463,459) (b)--101.1%                       555,834,480
           Liabilities in excess of other assets--(1.1%)          (6,095,835)
                                                                ------------
           Net Assets--100.0%                                   $549,738,645
                                                                ============

ADR American Depositary Receipt.
*   Non-income producing security.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31, 2006, net unrealized appreciation was $64,371,021 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $75,444,292 and aggregate gross unrealized depreciation of $11,073,271.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ---------
          COMMON STOCKS--99.4%
          Australia--5.1%
    275   Ansell Ltd. ADR                                         $  9,098
    600   BHP Ltd. ADR                                              23,910
    492   Boral Ltd. ADR                                            12,517
    400   Coca-Cola Amatil Ltd. ADR                                  4,124
    200   Commonwealth Bank of Australia ADR                        19,381
  2,600   Foster's Group Ltd. ADR                                    9,844
  1,700   Lend Lease Corp. Ltd. ADR                                 16,777
    140   National Australia Bank Ltd. ADR                          18,837
    300   Newcrest Mining Ltd. ADR                                   5,001
     90   TABCORP Holdings Ltd. ADR                                  9,928
    180   Westpac Banking Corp. ADR                                 15,295
    200   Woodside Petroleum Ltd. ADR                                6,486
                                                                  --------
                                                                   151,198
                                                                  --------
          Austria--0.5%
    400   Erste Bank der Oesterreichischen Sparkassen ADR           11,777
     50   Telekom Austria AG ADR                                     2,353
                                                                  --------
                                                                    14,130
                                                                  --------
          Belgium--1.2%
    100   Delhaize Group ADR                                         7,150
    500   Fortis ADR                                                17,838
    100   Solvay SA ADR                                             11,533
                                                                  --------
                                                                    36,521
                                                                  --------
          Denmark--0.6%
    600   Danske Bank A/S ADR                                       11,116
    100   Novo Nordisk A/S ADR                                       6,209
                                                                  --------
                                                                    17,325
                                                                  --------
          Finland--1.5%
    300   Metso Corp. ADR                                           11,559
  1,300   Nokia Corp. ADR                                           26,935
    300   UPM-Kymmene Oyj ADR                                        7,080
                                                                  --------
                                                                    45,574
                                                                  --------
          France--9.8%
    400   Alcatel SA ADR*                                            6,160
    500   AXA SA ADR                                                17,480
    600   BNP Paribas SA ADR                                        27,828
    300   Business Objects SA ADR*                                  10,941
    600   France Telecom SA ADR                                     13,488
    500   Groupe Danone ADR                                         12,815
    560   Lafarge SA ADR                                            15,932
    100   Lagardere SCA ADR                                          7,799

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ---------
    500   L'Oreal SA ADR                                              8,798
    100   PSA Peugeot Citroen ADR                                     6,293
    200   Publicis Group ADR                                          7,832
    592   Sanofi-Aventis ADR                                         28,090
    810   Societe Generale ADR                                       24,329
    503   Thomson ADR                                                 9,894
    460   Total SA ADR                                               60,596
    200   Valeo SA ADR                                                4,176
    300   Veolia Environnement ADR                                   16,659
    400   Vivendi Universal SA ADR                                   13,680
                                                                  ---------
                                                                    292,790
                                                                  ---------
          Germany--7.2%
  1,000   Allianz AG ADR                                             16,690
    100   Altana AG ADR                                               6,207
    200   BASF AG ADR                                                15,680
    200   Bayer AG ADR                                                8,010
    100   Continental AG ADR                                         11,019
    200   DaimlerChrysler AG ADR                                     11,482
    174   Deutsche Bank AG ADR                                       19,878
    600   Deutsche Lufthansa AG ADR                                  10,717
    800   Deutsche Telekom AG ADR                                    13,456
    609   E.On AG ADR                                                22,289
    200   Hypo Real Estate Holding AG ADR                            13,723
  1,100   Infineon Technologies AG ADR*                              11,308
    200   RWE AG ADR                                                 17,402
    100   Schering AG ADR                                            10,391
    285   Siemens AG ADR                                             26,553
                                                                  ---------
                                                                    214,805
                                                                  ---------
          Greece--0.5%
  1,655   National Bank of Greece SA ADR                             15,855
                                                                  ---------
          Hong Kong--1.7%
  3,000   Bank of East Asia Ltd. ADR                                 10,844
  3,000   CLP Holdings Ltd. ADR                                      17,513
    200   Hutchison Whampoa Ltd. ADR                                  9,169
    100   MTR Corp. Ltd. ADR                                          2,255
  1,000   Sun Hung Kai Properties Ltd. ADR                           10,155
                                                                  ---------
                                                                     49,936
                                                                  ---------
          Ireland--0.9%
    100   Allied Irish Banks PLC ADR                                  4,748
    150   Bank of Ireland ADR                                        11,177
    300   CRH PLC ADR                                                10,650
                                                                  ---------
                                                                     26,575
                                                                  ---------
          Italy--3.8%
    250   Bulgari SpA ADR                                            12,017
    340   Enel SpA ADR                                               14,362
    350   Eni SpA ADR                                                19,943
    400   Fiat SpA ADR*                                               5,056
    400   Luxottica Group SpA ADR                                    10,996
    166   Mediaset SpA ADR                                            5,858
    650   Sanpaolo IMI SpA ADR                                       23,218
    760   Telecom Italia SpA ADR                                     21,022
                                                                  ---------
                                                                    112,472
                                                                  ---------

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ---------
          Japan--24.8%
    100   Ajinomoto Co., Inc. ADR                                   10,653
  2,000   All Nippon Airways Co., Ltd. ADR                          14,544
    100   Asahi Glass Co., Ltd. ADR                                 14,908
    300   Asahi Kasei Corp. ADR                                     21,332
    500   Dai Nippon Printing Co., Ltd. ADR                         18,053
    100   Daiwa Securities Group, Inc. ADR                          13,382
    400   Fujitsu Ltd. ADR                                          16,832
    200   Hitachi Ltd. ADR                                          14,162
    400   Honda Motor Co., Ltd. ADR                                 12,384
  1,000   Japan Airlines System Corp. ADR                           13,052
    100   Kajima Corp.                                               6,229
  1,000   Kawasaki Heavy Industries, Ltd. ADR                       14,001
  2,000   Kirin Brewery Co., Ltd. ADR                               27,080
    600   Kobe Steel Ltd. ADR                                       11,365
    250   Komatsu Ltd. ADR                                          19,027
    100   Kyocera Corp. ADR                                          8,813
    100   Marubeni Corp.                                             5,221
    500   Marui Co., Ltd. ADR                                       19,705
  1,000   Matsushita Electric Industrial Co., Ltd. ADR              22,140
    100   Meiji Seika Kaisha Ltd. ADR                                5,085
    200   Mitsubishi Electric Corp. ADR                             16,934
    100   Mitsubishi Estate Co., Ltd. ADR                           23,645
  2,000   Mitsubishi UFJ Financial ADR                              30,420
    100   Mitsui Sumitomo Insurance Co., Ltd. ADR                   13,569
  2,000   NEC Corp. ADR                                             14,080
    800   Nintendo Co., Ltd. ADR                                    14,916
    400   Nippon Telegraph and Telephone Corp. ADR                   8,620
    200   Nippon Yusen Kabushiki Kaisha ADR                         12,188
    850   Nissan Motor Co., Ltd. ADR                                20,213
  1,000   Nomura Holdings, Inc. ADR                                 22,170
    600   NTT DoCoMo, Inc. ADR                                       8,862
    300   Oji Paper Co., Ltd. ADR                                   18,408
  1,000   Olympus Corp. ADR                                         29,326
    200   Ricoh Co., Ltd. ADR                                       19,700
    600   Sanyo Electric Co., Ltd. ADR*                              8,310
    400   Sony Corp. ADR                                            18,428
    400   Sumitomo Metal Industries Ltd. ADR                        17,120
  2,000   Sumitomo Mitsui Financial Group, Inc. ADR                 22,036
    100   Taisei Corp.                                               4,780
    200   TDK Corp. ADR                                             15,010
    200   The Bank of Fukuoka Ltd. ADR                              16,832
    200   The Bank of Yokohama Ltd. ADR                             16,340
    100   The Shizuoka Bank Ltd. ADR                                10,069
  1,000   The Sumitomo Trust and Banking Co., Ltd. ADR              11,543
    200   Toyobo Co., Ltd. ADR                                       6,170
    500   Toyota Motor Corp. ADR                                    54,450
                                                                  --------
                                                                   742,107
                                                                  --------
          Netherlands--5.4%
    500   ABN AMRO Holding NV ADR                                   14,940
    500   Aegon NV ADR                                               9,215
    100   Akzo Nobel NV ADR                                          5,275
    200   ASML Holding NV ADR*                                       4,074
    600   ING Groep NV ADR                                          23,639
    500   Koninklijke (Royal) KPN NV ADR                             5,640
    400   Koninklijke (Royal) Philips Electronics NV ADR            13,460
    450   Reed Elsevier NV ADR                                      12,906

 NUMBER
OF SHARES                                                         US$ VALUE
---------                                                         ---------
    500   Royal Dutch Shell PLC ADR, Class A                        31,130
    374   Royal Dutch Shell PLC ADR, Class B                        24,366
    100   TNT NV ADR                                                 3,453
    200   Unilever NV ADR                                           13,844
                                                                  --------
                                                                   161,942
                                                                  --------
          New Zealand--0.2%
    200   Telecom Corp. of New Zealand Ltd. ADR                      5,464
                                                                  --------
          Norway--0.7%
    200   Orkla ASA ADR                                              9,904
    400   Statoil ASA ADR                                           11,392
                                                                  --------
                                                                    21,296
                                                                  --------
          Portugal--0.3%
    260   Electricidade de Portugal SA ADR                          10,187
                                                                  --------
          Singapore--0.8%
  1,000   Neptune Orient Lines Ltd. ADR                              5,389
  1,000   United Overseas Bank Ltd. ADR                             19,281
                                                                  --------
                                                                    24,670
                                                                  --------
          Spain--3.8%
  1,100   Banco Bilbao Vizcaya Argentaria SA ADR                    22,935
  1,800   Banco Santander Central Hispano SA ADR                    26,298
  2,500   Corporacion Mapfre SA ADR                                 10,171
    400   Endesa SA ADR                                             12,860
    350   NH Hoteles SA ADR                                         12,037
    200   Repsol YPF SA ADR                                          5,700
    476   Telefonica SA ADR                                         22,358
                                                                  --------
                                                                   112,359
                                                                  --------
          Sweden--2.5%
    800   AB SKF ADR                                                13,036
    500   Atlas Copco AB ADR                                        14,050
     50   Electrolux AB ADR                                          2,868
    200   Sandvik AB ADR                                            11,817
    100   Svenska Cellulosa AB (SCA) ADR                             4,388
    480   Telefonaktiebolaget LM Ericsson ADR                       18,106
    200   Volvo AB ADR                                               9,324
                                                                  --------
                                                                    73,589
                                                                  --------
          Switzerland--6.7%
    970   ABB Ltd. ADR*                                             12,173
    360   Credit Suisse Group ADR                                   20,110
     10   Logitech International SA ADR*                               398
    480   Nestle SA ADR                                             35,537
    610   Novartis AG ADR                                           33,818
    380   Roche Holding Ltd. ADR                                    28,220
    400   Serono SA ADR                                              6,964
    156   Swiss Reinsurance Co. ADR                                 10,875
    100   Swisscom AG ADR                                            3,236
    400   Syngenta AG ADR                                           11,244
    279   UBS AG                                                    30,682
    300   Zurich Financial Services AG ADR                           7,030
                                                                  --------
                                                                   200,287
                                                                  --------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
            United Kingdom--21.4%
      650   Amvescap PLC ADR                                            12,259
      800   Anglo American PLC ADR                                      15,656
      500   AstraZeneca PLC ADR                                         25,115
      800   BAA PLC ADR                                                 11,504
      375   BAE SYSTEMS PLC ADR                                         10,947
      550   Barclays PLC ADR                                            25,740
      180   BG Group PLC ADR                                            11,288
      400   BHP Billiton PLC ADR                                        14,900
      100   BOC Group PLC ADR                                            5,360
      916   BP PLC ADR                                                  63,149
      300   British American Tobacco PLC ADR                            14,580
      300   British Sky Broadcasting Group PLC ADR                      11,334
      230   BT Group PLC ADR                                             8,929
      300   Cadbury Schweppes PLC ADR                                   12,000
      236   Centrica PLC ADR                                            11,523
    3,000   Compass Group PLC ADR                                       11,877
      740   Corus Group PLC ADR                                         11,359
      250   Diageo PLC ADR                                              15,858
      360   Friends Provident PLC ADR                                   13,020
      800   GlaxoSmithKline PLC ADR                                     41,849
      674   GUS PLC ADR                                                 12,334
      400   HBOS PLC ADR                                                20,003
      660   HSBC Holdings PLC ADR                                       55,294
      200   Imperial Tobacco Group PLC ADR                              11,976
    1,312   Kingfisher PLC ADR                                          10,901
      960   Legal & General Group PLC ADR                               11,823
      525   Lloyds TSB Group PLC ADR                                    20,207
      100   National Grid PLC ADR                                        4,963
      500   Prudential Corp. PLC ADR                                    11,650
      300   Reed Elsevier PLC ADR                                       11,502
      820   Rentokil Initial PLC ADR                                    11,094
    1,000   Royal & Sun Alliance Insurance Group PLC ADR                12,010
      600   Scottish & Southern Energy PLC ADR                          11,781
      300   Scottish Power PLC ADR                                      12,087
       20   Smith & Nephew PLC ADR                                         892
      866   Tesco PLC ADR                                               14,871
      275   Unilever PLC ADR                                            11,294
    1,700   Vodafone Group PLC ADR                                      35,529
      250   Wolseley PLC ADR                                            12,425
                                                                    ----------
                                                                       640,883
                                                                    ----------
            Total Common Stocks
            (Cost $2,031,745)                                        2,969,965
                                                                    ----------
            Total Investments
            (Cost $2,031,745) (a)--99.4%                             2,969,965
            Other assets less liabilities--0.6%                         18,900
                                                                    ----------
            Net Assets--100.0%                                      $2,988,865
                                                                    ==========

ADR American Depositary Receipt.
*   Non-income producing security.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006 net unrealized appreciation was $938,220 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $958,473 and aggregate gross unrealized depreciation of $20,253.

See previously submitted notes to Financial Statements in the annual report dated December 31, 2005.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND

Industry Diversification

March 31, 2006 (Unaudited)

                                                                      % OF
                                                                     TOTAL
                                                        US$ VALUE  NET ASSETS
                                                        ---------- ----------
Advertising                                             $    7,832     0.3%
Aerospace/Defense                                           10,947     0.4
Agriculture                                                 26,556     0.9
Airlines                                                    38,313     1.3
Auto Manufacturers                                         109,878     3.7
Auto Parts & Equipment                                      15,195     0.5
Banks                                                      557,782    18.6
Beverages                                                   56,906     1.9
Building Materials                                          54,007     1.8
Chemicals                                                   78,434     2.6
Commercial Services                                         29,147     1.0
Computers                                                   32,240     1.1
Cosmetics/Personal Care                                      8,798     0.3
Distribution/Wholesale                                      17,646     0.6
Diversified Financial Services                              98,603     3.3
Electric                                                   123,444     4.1
Electrical Components & Equipment                           39,406     1.3
Electronics                                                 36,353     1.2
Engineering & Construction                                  34,686     1.2
Entertainment                                                9,928     0.3
Food                                                       133,153     4.5
Food Service                                                11,877     0.4
Forest Products & Paper                                     29,876     1.0
Gas                                                         11,523     0.4
Hand/Machine Tools                                          11,817     0.4
Healthcare-Products                                         11,888     0.4
Holding Companies-Divers                                     9,169     0.3
Home Furnishings                                            53,330     1.8
Insurance                                                  157,172     5.3
Iron/Steel                                                  39,844     1.3
Lodging                                                     12,037     0.4
Machinery-Construction & Mining                             33,077     1.1
Machinery-Diversified                                       20,883     0.7
Media                                                       63,079     2.1
Metal Fabricate/Hardware                                    13,036     0.4
Mining                                                      59,467     2.0
Miscellaneous Manufacturing                                 78,978     2.6
Office/Business Equip                                       19,700     0.7
Oil & Gas                                                  234,050     7.8
Pharmaceuticals                                            186,863     6.2
Real Estate                                                 50,577     1.7
Retail                                                      54,957     1.8
Semiconductors                                              15,382     0.5
Software                                                    10,941     0.4
Telecommunications                                         200,158     6.7
Textiles                                                     6,170     0.2
Toys/Games/Hobbies                                          14,916     0.5
Transportation                                              23,285     0.8
Water                                                       16,659     0.6
                                                        ----------   -----
Total value of investments                               2,969,965    99.4
Other assets less liabilities                               18,900     0.6
                                                        ----------   -----
Net Assets                                              $2,988,865   100.0%
                                                        ----------   -----

See previously submitted notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON LARGE CAP GROWTH CRT FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                           VALUE
---------                                                         --------
          COMMON STOCKS--98.0%
          Aerospace/Defense--1.8%
  1,460   United Technologies Corp.                               $ 84,636
                                                                  --------
          Banks--5.7%
  2,180   Bank of America Corp.                                     99,277
  2,530   North Fork Bancorp, Inc.                                  72,940
  1,710   Wachovia Corp.                                            95,846
                                                                  --------
                                                                   268,063
                                                                  --------
          Beverages--2.0%
  1,640   PepsiCo, Inc.                                             94,776
                                                                  --------
          Biotechnology--2.5%
    900   Amgen, Inc.*                                              65,475
  1,110   Celgene Corp.*                                            49,084
                                                                  --------
                                                                   114,559
                                                                  --------
          Chemicals--2.9%
    890   Air Products and Chemicals, Inc.                          59,799
  1,775   duPont (E.I.) de Nemours & Co.                            74,923
                                                                  --------
                                                                   134,722
                                                                  --------
          Commercial Services--2.9%
  2,770   Accenture Ltd. (Bermuda)                                  83,294
  1,830   ARAMARK Corp., Class B                                    54,058
                                                                  --------
                                                                   137,352
                                                                  --------
          Computers--4.3%
    750   Apple Computer, Inc.*                                     47,040
  5,930   EMC Corp.*                                                80,825
    865   International Business Machines Corp.                     71,337
                                                                  --------
                                                                   199,202
                                                                  --------
          Cosmetics/Personal Care--4.3%
  1,760   Avon Products, Inc.                                       54,859
  1,250   Colgate-Palmolive Co.                                     71,375
  1,272   Procter & Gamble Co.                                      73,293
                                                                  --------
                                                                   199,527
                                                                  --------
          Diversified Financial Services--6.3%
  2,853   Citigroup, Inc.                                          134,747
  1,360   Morgan Stanley                                            85,435
    460   The Goldman Sachs Group, Inc.                             72,202
                                                                  --------
                                                                   292,384
                                                                  --------

    NUMBER
   OF SHARES                                                          VALUE
   ---------                                                         -------
             Electric--1.7%
     2,710   Duke Energy Corp.*                                       78,997
                                                                     -------
             Electronics--1.2%
       830   Fisher Scientific International, Inc.*                   56,482
                                                                     -------
             Food--4.3%
     2,250   Campbell Soup Co.                                        72,899
     2,530   Safeway, Inc.                                            63,554
     2,070   SYSCO Corp.                                              66,344
                                                                     -------
                                                                     202,797
                                                                     -------
             Healthcare-Products--3.7%
     1,895   Johnson & Johnson                                       112,222
       920   Zimmer Holdings, Inc.*                                   62,192
                                                                     -------
                                                                     174,414
                                                                     -------
             Insurance--5.6%
     1,800   American International Group, Inc.                      118,962
     1,400   The Allstate Corp.                                       72,954
     1,675   The St. Paul Travelers Cos., Inc.                        69,998
                                                                     -------
                                                                     261,914
                                                                     -------
             Leisure Time--0.9%
       930   Carnival Corp.                                           44,054
                                                                     -------
             Machinery-Construction & Mining--1.0%
       640   Caterpillar, Inc.                                        45,958
                                                                     -------
             Media--2.9%
     2,490   Comcast Corp., Class A*                                  65,039
     1,520   EW Scripps Co.                                           67,959
                                                                     -------
                                                                     132,998
                                                                     -------
             Miscellaneous Manufacture--8.3%
     1,010   3M Co.                                                   76,447
     1,100   Eaton Corp.                                              80,267
     4,205   General Electric Co.                                    146,250
     1,990   Honeywell International, Inc.                            85,112
                                                                     -------
                                                                     388,075
                                                                     -------
             Oil & Gas--7.1%
     1,665   BP PLC ADR (Great Britain)                              114,785
     2,185   Exxon Mobil Corp.                                       132,979
       640   Total SA ADR (France)                                    84,307
                                                                     -------
                                                                     332,071
                                                                     -------
             Oil & Gas Services--2.1%
       790   Schlumberger Ltd.                                        99,990
                                                                     -------
             Pharmaceuticals--6.8%
     1,360   Abbott Laboratories                                      57,759
     1,480   Caremark Rx, Inc.*                                       72,786

  NUMBER
 OF SHARES                                                            VALUE
 ---------                                                         ----------
   3,500   Pfizer, Inc.                                                87,220
   1,160   Teva Pharmaceutical Industries Ltd. ADR (Israel)            47,769
   1,110   Wyeth                                                       53,857
                                                                   ----------
                                                                      319,392
                                                                   ----------
           Pipelines--1.7%
   3,790   The Williams Cos., Inc.                                     81,068
                                                                   ----------
           REITS--1.8%
   3,980   Host Marriott Corp.                                         85,172
                                                                   ----------
           Retail--3.7%
   2,030   Family Dollar Stores, Inc.                                  53,998
   1,620   Home Depot, Inc.                                            68,526
   1,020   Wal-Mart Stores, Inc.                                       48,185
                                                                   ----------
                                                                      170,709
                                                                   ----------
           Semiconductors--2.6%
   4,100   Applied Materials, Inc.                                     71,791
   2,620   Intel Corp.                                                 50,697
                                                                   ----------
                                                                      122,488
                                                                   ----------
           Software--3.3%
     890   Electronic Arts, Inc.*                                      48,701
   3,800   Microsoft Corp.                                            103,398
                                                                   ----------
                                                                      152,099
                                                                   ----------
           Telecommunications--4.9%
   3,400   Cisco Systems, Inc.*                                        73,678
   2,820   Nokia Corp. ADR                                             58,430
   3,650   Sprint Nextel Corp.                                         94,316
                                                                   ----------
                                                                      226,424
                                                                   ----------
           Transportation--1.7%
     975   United Parcel Service, Inc., Class B                        77,396
                                                                   ----------
           Total COMMON STOCKS
           (Cost $4,216,374)                                        4,577,719
                                                                   ----------
           EXCHANGE TRADED FUND--2.0%
           Equity Fund--2.0%
   2,850   Financial Select Sector SPDR Fund
           (Cost $91,813)                                          $   92,768
                                                                   ----------
           Total Investments
           (Cost $4,308,187) (b)--100.0%                            4,670,487
           Other assets less liabilities--0.0%                         (5,329)
                                                                   ----------
           Net Assets--100.0%                                      $4,665,158
                                                                   ==========

ADR American Depositary Receipt.
*   Non-income producing security.

(a) The cost stated also approximates the aggregated cost for Federal income tax purposes.
(b) At March 31, 2006,, net unrealized appreciation was $362,300 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $442,902 and aggregate gross unrealized depreciation of $80,602.

See previously submitted notes to Financial Statements in the annual report dated December 31,2005.

BNY HAMILTON SMALL CAP GROWTH CRT FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                            --------
          COMMON STOCKS--95.1%
          Advertising--0.5%
    515   Ventiv Health, Inc.*                                       $ 17,108
                                                                     --------
          Aerospace/Defense--1.0%
  1,270   BE Aerospace, Inc.*                                          31,902
                                                                     --------
          Apparel--1.5%
    465   Oxford Industries, Inc.                                      23,775
  1,135   Wolverine World Wide, Inc.                                   25,118
                                                                     --------
                                                                       48,893
                                                                     --------
          Banks--1.9%
    775   Boston Private Financial Holdings, Inc.                      26,187
  1,705   UCBH Holdings, Inc.                                          32,259
                                                                     --------
                                                                       58,446
                                                                     --------
          Biotechnology--5.1%
    985   Charles River Laboratories International, Inc.*              48,284
    650   Digene Corp.*                                                25,415
    320   Illumina, Inc.*                                               7,600
  1,090   Martek Biosciences Corp.*                                    35,785
  1,510   Nektar Therapeutics*                                         30,774
  2,230   Tercica, Inc.*                                               14,941
                                                                     --------
                                                                      162,799
                                                                     --------
          Building Materials--1.2%
    690   Interline Brands, Inc.*                                      17,409
    635   Trex Co, Inc.*                                               20,129
                                                                     --------
                                                                       37,538
                                                                     --------
          Commercial Services--7.3%
    435   Administaff, Inc.                                            23,647
    285   Corrections Corp. of America*                                12,882
    930   CoStar Group, Inc.*                                          48,257
    555   CRA International, Inc.*                                     27,339
    705   Forrester Research, Inc.*                                    15,736
    955   H&E Equipment Services, Inc.*                                27,809
    695   Huron Consulting Group, Inc.*                                21,052
    525   Jackson Hewitt Tax Service, Inc.                             16,580
    360   Kenexa Corp.                                                 11,070
    835   LECG Corp.*                                                  16,090
    280   Morningstar, Inc.*                                           12,536
                                                                     --------
                                                                      232,998
                                                                     --------

 NUMBER
OF SHARES                                                             VALUE
---------                                                            -------
          Computers--2.8%
    350   Kronos, Inc.*                                               13,087
    670   Lasercard Corp.*                                            15,075
  1,470   Liveperson, Inc.*                                           10,643
    755   Manhattan Associates, Inc.*                                 16,610
  2,115   Nuance Communications, Inc.*                                25,439
    320   Stratasys, Inc.*                                             9,434
                                                                     -------
                                                                      90,288
                                                                     -------
          Cosmetics/Personal Care--0.8%
  1,350   Inter Parfums, Inc.                                         26,906
                                                                     -------
          Distribution/Wholesale--1.8%
  1,385   LKQ Corp.*                                                  28,822
    640   SCP Pool Corp.                                              30,022
                                                                     -------
                                                                      58,844
                                                                     -------
          Diversified Financial Services--3.2%
    255   Calamos Asset Management, Inc.                               9,537
    755   National Financial Partners Corp.                           42,673
    155   Piper Jaffray Cos., Inc.*                                    8,525
    435   Portfolio Recovery Associates, Inc.*                        20,371
    920   Thomas Weisel Partners Group, Inc.*                         20,148
                                                                     -------
                                                                     101,254
                                                                     -------
          Electrical Compo&Equip--0.5%
    710   Color Kinetics, Inc.*                                       15,038
                                                                     -------
          Electronics--3.4%
  1,095   Cogent, Inc.*                                               20,082
    995   Coherent, Inc.*                                             34,934
    695   Daktronics, Inc.                                            25,368
    620   Trimble Navigation Ltd.*                                    27,931
                                                                     -------
                                                                     108,315
                                                                     -------
          Energy-Alternate Sources--0.7%
  1,170   KFx, Inc.*                                                  21,294
                                                                     -------
          Engineering&Construction--1.1%
    795   Infrasource Services, Inc.*                                 13,682
    715   The Shaw Group, Inc.*                                       21,736
                                                                     -------
                                                                      35,418
                                                                     -------
          Entertainment--1.5%
  1,330   Shuffle Master, Inc.*                                       47,534
                                                                     -------
          Environmental Control--0.6%
    460   Waste Connections, Inc.*                                    18,313
                                                                     -------
          Food--2.0%
    895   Performance Food Group Co.*                                 27,915
  1,055   United Natural Foods, Inc.*                                 36,893
                                                                     -------
                                                                      64,808
                                                                     -------
          Healthcare-Products--9.0%
  1,365   American Medical Systems Holdings                           30,713

 NUMBER
OF SHARES                                                             VALUE
---------                                                            -------
    760   Candela Corp.*                                              16,416
    290   IDEXX Laboratories, Inc.*                                   25,044
  1,230   Immucor, Inc.*                                              35,289
    300   Kyphon, Inc.*                                               11,160
  1,135   Merit Medical Systems, Inc.*                                13,631
  1,215   NuVasive, Inc.*                                             22,903
    770   OraSure Technologies, Inc.*                                  7,931
  1,420   PSS World Medical, Inc.*                                    27,392
    675   Respironics, Inc.*                                          26,264
    920   Sybron Dental Specialties, Inc.*                            37,940
  1,460   Symmetry Medical, Inc.*                                     30,967
                                                                     -------
                                                                     285,650
                                                                     -------
          Healthcare-Services--3.0%
    480   American Healthways, Inc.*                                  18,669
    640   Centene Corp.*                                              24,451
    635   Psychiatric Solutions, Inc.*                                21,038
    895   United Surgical Partners International, Inc.*               31,692
                                                                     -------
                                                                      95,850
                                                                     -------
          Household Products/Wares--1.6%
    960   Central Garden & Pet Co.*                                   51,014
                                                                     -------
          Insurance--1.4%
    830   ProAssurance Corp.*                                         43,160
                                                                     -------
          Internet--9.4%
    750   Blue Coat Systems, Inc.*                                    16,305
    480   Digital Insight Corp.*                                      17,472
    175   F5 Networks, Inc.*                                          12,686
    850   j2 Global Communications, Inc.*                             39,950
    915   Netflix, Inc.*                                              26,526
    385   Redback Networks, Inc.*                                      8,351
  2,490   RSA Security, Inc.*                                         44,671
  5,000   Sapient Corp.*                                              38,150
    270   Stamps.com, Inc.*                                            9,520
  4,145   TIBCO Software, Inc.*                                       34,652
    675   Valueclick, Inc.*                                           11,421
    590   WebEx Communications, Inc.*                                 19,865
  1,170   Websidestory, Inc.*                                         20,112
                                                                     -------
                                                                     299,681
                                                                     -------
          Leisure Time--0.7%
    700   WMS Industries, Inc.*                                       21,070
                                                                     -------
          Lodging--1.0%
    730   Gaylord Entertainment Co.*                                  33,127
                                                                     -------
          Machinery-Diversified--2.0%
    285   Intermec, Inc.*                                              8,695
    585   Irobot Corp.*                                               16,263
    170   Manitowoc Co.                                               15,496
    720   Wabtec Corp.                                                23,472
                                                                     -------
                                                                      63,926
                                                                     -------
          Miscellaneous Manufacturing--1.4%
    320   Acuity Brands, Inc.                                         12,800

 NUMBER
OF SHARES                                                             VALUE
---------                                                            -------
  1,435   Hexcel Corp.*                                               31,527
                                                                     -------
                                                                      44,327
                                                                     -------
          Oil&Gas--1.9%
    285   Atwood Oceanics, Inc.*                                      28,787
  1,845   Grey Wolf, Inc.*                                            13,727
    480   Todco, Class A                                              18,917
                                                                     -------
                                                                      61,431
                                                                     -------
          Oil&Gas Services--3.3%
    690   Hercules Offshore, Inc.*                                    23,467
    705   Oceaneering International, Inc.*                            40,397
  1,580   Superior Energy Services, Inc.*                             42,328
                                                                     -------
                                                                     106,192
                                                                     -------
          Pharmaceuticals--2.8%
    280   Cubist Pharmaceuticals, Inc.*                                6,432
  3,140   Discovery Laboratories, Inc.*                               23,016
    500   Healthextras, Inc.*                                         17,650
    255   Neurocrine Biosciences, Inc.*                               16,458
    950   VCA Antech, Inc.*                                           27,056
                                                                     -------
                                                                      90,612
                                                                     -------
          Retail--5.0%
  1,070   Coldwater Creek, Inc.*                                      29,746
    920   Dick's Sporting Goods, Inc.*                                36,497
    755   DSW, Inc.*                                                  23,647
    495   MarineMax, Inc.*                                            16,592
    375   McCormick & Schmick's Seafood Restaurant, Inc.*              9,551
    545   Morton's Restaurant Group, Inc.*                             9,472
    975   PETCO Animal Supplies, Inc.*                                22,981
    340   Under Armour, Inc.*                                         11,016
                                                                     -------
                                                                     159,502
                                                                     -------
          Savings&Loans--0.7%
    660   Flushing Financial Corp.                                    11,524
    350   PFF Bancorp, Inc.                                           11,798
                                                                     -------
                                                                      23,322
                                                                     -------
          Semiconductors--6.2%
    480   Cabot Microelectronics Corp.*                               17,808
    868   FormFactor, Inc.*                                           34,130
  1,555   Semtech Corp.*                                              27,819
    450   Sirf Technology Holdings, Inc.*                             15,935
  1,085   Tessera Technologies, Inc.*                                 34,806
    920   Volterra Semiconductor Corp.*                               17,563
  2,270   Zoran Corp.*                                                49,667
                                                                     -------
                                                                     197,728
                                                                     -------
          Software--4.5%
    895   Allscripts Healthcare Solution, Inc.*                       16,387
    820   Blackbaud, Inc.                                             17,376
    820   Blackboard, Inc.*                                           23,296
    850   FileNET Corp.*                                              22,967

 NUMBER
OF SHARES                                                         VALUE
---------                                                       ----------
  3,240   Nuance Communications, Inc.*                              38,264
    920   Phase Forward, Inc.*                                      10,249
    555   Ultimate Software Group, Inc.*                            14,347
                                                                ----------
                                                                   142,886
                                                                ----------
          Telecommunications--3.0%
    935   Arris Group, Inc.*                                        12,866
  2,075   Ixia*                                                     29,589
    730   NETGEAR, Inc.*                                            13,877
    355   Plantronics, Inc.                                         12,578
  2,985   RF Micro Devices, Inc.*                                   25,820
                                                                ----------
                                                                    94,730
                                                                ----------
          Transportation--1.3%
    370   American Commercial Lines, Inc.*                          17,464
    600   Forward Air Corp.                                         22,374
                                                                ----------
                                                                    39,838
                                                                ----------
          Total COMMON STOCKS
          (Cost $2,752,717)                                      3,031,742
                                                                ----------
          MONEY MARKET FUND--3.1%
 99,680   BNY Hamilton Money Fund (Institutional Shares),
          4.64% (b)
          (Cost $99,680)                                            99,680
                                                                ----------
          Total Investments
          (Cost $2,852,397) (c)--98.2%                           3,131,422
          Other assets less liabilities--1.8%                       55,867
                                                                ----------
          Net Assets--100.0%                                    $3,187,289
                                                                ==========

ADR American Depositary Receipt.
*   Non-income producing security.
(a) Represents annualized 7 day yield at March 31,2006.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31,2006, net unrealized appreciation was $279,025 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $312,709 and aggregate gross unrealized depreciation of $33,684.

See previously submitted notes to Financial Statements in the annual report date December 31, 2005.

BNY HAMILTON CORE BOND FUND

Schedule of Investments

March 31, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          MORTGAGE-BACKED SECURITIES--36.1%
          Federal Home Loan Mortgage Corp.--34.0%
$  13,754 Pool #160074
          10.00%, 4/01/09                                         $   14,460
   80,568 Pool #180006
          9.25%, 8/01/11                                              85,396
    1,377 Gold Pool #E20261
          7.50%, 9/01/11                                               1,423
  268,875 Gold Pool #E00678
          6.50%, 6/01/14                                             274,553
9,828,317 Gold Pool #E01386
          5.00%, 6/01/18                                           9,597,008
2,501,182 Gold Pool #E01425
          4.50%, 8/01/18                                           2,392,301
1,822,162 Gold Pool #E98903
          4.50%, 8/01/18                                           1,742,840
3,345,111 Gold Pool #E99778
          4.50%, 9/01/18                                           3,199,492
1,281,142 Gold Pool #B10824
          4.50%, 11/01/18                                          1,225,372
3,881,392 Gold Pool # B14178
          4.00%, 5/01/19                                           3,624,510
2,154,899 Gold Pool #B15346
          4.50%, 6/01/19                                           2,058,427
1,460,885 Gold Pool #B18685
          4.50%, 1/01/20                                           1,394,783
3,834,574 Gold Pool #G18044
          4.50%, 3/01/20                                           3,661,069
2,516,307 Gold Pool #J02698
          5.50%, 11/01/20                                          2,499,963
    5,271 Gold Pool #G00800
          7.00%, 11/01/26                                              5,441
  254,041 Gold Pool #G00767
          7.50%, 8/01/27                                             266,291
   75,530 Gold Pool #C29166
          7.00%, 7/01/29                                              77,793
  251,401 Gold Pool #C00896
          7.50%, 12/01/29                                            262,989
   85,557 Gold Pool #G01131
          7.50%, 9/01/30                                              89,412
  162,886 Gold Pool #C01095
          7.00%, 11/01/30                                            167,757
   50,365 Gold Pool #C46812
          7.50%, 1/01/31                                              52,634
    5,375 Gold Pool # C55047
          7.50%, 7/01/31                                               5,616
  183,259 Gold Pool #C60567
          7.00%, 11/01/31                                            188,846
1,321,616 Gold Pool #C01329
          7.00%, 3/01/32                                           1,361,909
  642,660 Gold Pool #C01345

PRINCIPAL
 AMOUNT                                                              VALUE
---------                                                          ----------
           7.00%, 4/01/32                                             661,875
   582,912 Gold Pool # C01351
           6.50%, 5/01/32                                             595,470
 2,851,170 Gold Pool #G01443
           6.50%, 8/01/32                                           2,912,594
   407,169 Gold Pool # C75331
           6.50%, 8/01/32                                             415,941
 3,860,724 Gold Pool #C01385
           6.50%, 8/01/32                                           3,943,899
 1,387,584 Gold Pool #C01403
           6.00%, 9/01/32                                           1,389,753
   271,296 Gold Pool #C01396
           6.50%, 9/01/32                                             277,141
 1,560,192 Gold Pool # C01404
           6.50%, 10/01/32                                          1,593,804
     2,704 Gold Pool #C72811
           6.00%, 11/01/32                                              2,708
     8,674 Gold Pool #C01435
           6.00%, 12/01/32                                              8,688
   762,131 Gold Pool # C75536
           6.00%, 1/01/33                                             763,322
   456,283 Gold Pool #C01500
           6.50%, 1/01/33                                             466,113
       213 Gold Pool #C75905
           6.50%, 1/01/33                                                 217
 2,885,881 Gold Pool #C01511
           6.00%, 3/01/33                                           2,890,390
 5,445,692 Gold Pool #G01513
           6.00%, 3/01/33                                           5,454,201
 1,067,190 Gold Pool #C77416
           6.00%, 3/01/33                                           1,068,858
   725,005 Gold Pool # C01647
           4.50%, 10/01/33                                            671,718
 2,375,145 Gold Pool # A13973
           5.50%, 10/01/33                                          2,323,596
   123,188 Pool # A15024
           6.00%, 10/01/33                                            123,331
 5,607,144 Gold Pool #A15479
           5.50%, 11/01/33                                          5,485,451
 1,177,976 Gold Pool #A15851
           5.50%, 12/01/33                                          1,152,410
 3,118,791 Gold Pool #A17572
           4.50%, 1/01/34                                           2,884,121
         1 Gold Pool # A17356
           5.00%, 1/01/34                                                   1
     8,398 Gold Pool #A23982
           5.50%, 6/01/34                                               8,212
14,264,019 Gold Pool # C01847
           5.50%, 6/01/34                                          13,948,103
 4,198,658 Gold Pool #A24720
           5.50%, 7/01/34                                           4,105,667
 4,135,872 Gold Pool #25473
           6.00%, 8/01/34                                           4,140,928
    25,434 Gold Pool #A26522
           5.50%, 9/01/34                                              24,871
 2,679,812 Pool #A31234
           5.50%, 1/01/35                                           2,620,460
 3,048,160 Gold Pool #A45093
           5.50%, 5/01/35                                           2,977,031
 3,979,781 Gold Pool #G08067
           5.00%, 7/01/35                                           3,787,569
 6,648,289 Gold Pool # A46630

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          -----------
           5.00%, 8/01/35                                            6,327,195
 3,597,057 Gold Pool# A37876
           5.00%, 9/01/35                                            3,423,329
   614,089 Gold Pool #A47283
           5.00%, 10/01/35                                             584,430
21,500,000 FHLMC TBA
           5.00%, 4/15/34                                           20,451,875
                                                                   -----------
                                                                   131,735,557
                                                                   -----------
           Federal National Mortgage Association--1.4%
    17,949 Pool #219238
           8.50%, 2/01/09                                               18,115
   331,791 Pool #190770
           7.00%, 4/01/09                                              334,387
   104,908 Pool #527268
           7.00%, 11/01/14                                             107,910
   675,336 Pool #253942
           6.00%, 9/01/16                                              684,785
 1,042,790 Pool #647532
           5.50%, 5/01/17                                            1,037,521
 1,024,758 Pool #694970
           5.50%, 4/01/18                                            1,019,296
 1,512,185 Pool #555384
           5.50%, 4/01/18                                            1,504,125
     2,506 Pool #535497
           6.50%, 8/01/30                                                2,569
     1,479 Pool #549914
           8.50%, 9/01/30                                                1,592
   834,630 Pool #545994
           7.00%, 10/01/32                                             859,799
                                                                   -----------
                                                                     5,570,099
                                                                   -----------
           Government National Mortgage Association--0.7%
     1,390 Pool #13416
           8.00%, 9/15/06                                                1,397
     1,622 Pool #13688
           8.00%, 11/15/06                                               1,630
     1,349 Pool #12766
           8.00%, 12/15/06                                               1,356
     1,164 Pool #16080
           7.50%, 4/15/07                                                1,176
    59,296 Pool #21598
           8.00%, 2/15/08                                               60,605
    11,194 Pool #27246
           9.00%, 12/15/08                                              11,517
     5,955 Pool #31570
           9.50%, 6/15/09                                                6,242
     1,337 Pool #34366
           9.50%, 9/15/09                                                1,401
     9,899 Pool #34704
           9.50%, 10/15/09                                              10,375
     5,877 Pool #33765
           9.50%, 10/15/09                                               6,159
    56,249 Pool #171774

PRINCIPAL
 AMOUNT                                                              VALUE
---------                                                         -----------
          9.00%, 9/15/16                                               60,382
    4,123 Pool #290313
          9.50%, 5/15/20                                                4,542
    1,939 Pool #336019
          7.50%, 9/15/22                                                2,039
  143,972 Pool #319650
          7.00%, 11/15/22                                             149,928
   75,710 Pool #349306
          8.00%, 2/15/23                                               80,990
   40,223 Pool #376445
          6.50%, 4/15/24                                               41,630
   47,366 Pool #384069
          7.50%, 4/15/24                                               49,807
  126,636 Pool #362262
          7.50%, 4/15/24                                              133,163
   11,189 Pool #780689
          6.50%, 12/15/27                                              11,609
  649,113 Pool #464686
          6.50%, 7/15/28                                              673,756
   24,220 Pool #511772
          8.00%, 11/15/30                                              25,900
   58,692 Pool #485393
          7.00%, 4/15/31                                               61,212
  137,702 Pool #550475
          7.00%, 5/15/31                                              143,616
  996,263 Pool #781336
          6.00%, 10/15/31                                           1,008,710
                                                                  -----------
                                                                    2,549,142
                                                                  -----------
          Total Mortgage-Backed Securites
          ( Cost $147,098,665)                                    139,854,798
          CORPORATE BONDS--24.7%
          Aerospace/Defense--0.2%
  773,000 General Dynamics Corp.
          4.25%, 5/15/13                                              719,797
                                                                  -----------
          Auto Manufacturers--0.3%
1,162,000 Daimler Chrysler NA Holdings Corp.
          7.20%, 9/01/09                                            1,213,330
                                                                  -----------
          Banks--1.0%
  593,000 Bank of America Corp.
          7.40%, 1/15/11                                              640,929
1,637,000 Bank of America Corp. Capital Trust V
          5.625%, 3/08/35                                           1,521,400
2,035,000 Wells Fargo & Co.
          4.625%, 4/15/14                                           1,907,819
                                                                  -----------
                                                                    4,070,148
                                                                  -----------
          Beverages--0.4%
1,495,000 PepsiCo, Inc.
          3.20%, 5/15/07                                            1,464,249
                                                                  -----------
          Building Materials--0.2%
  913,000 Masco Corp.
          4.80%, 6/15/15                                              832,132
                                                                  -----------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          Commercial Services--0.3%
1,233,000 Cendant Corp.
          7.375%, 1/15/13                                          1,354,301
                                                                  ----------
          Computers--0.3%
1,050,000 IBM Corp.
          7.00%, 10/30/25                                          1,173,799

          Cosmetics/Personal Care--0.4%
  510,000 Procter & Gamble Co.
          6.875%, 9/15/09                                            536,214
1,264,000 Procter & Gamble Co.
          4.95%, 8/15/14                                           1,223,264
                                                                  ----------
                                                                   1,759,478
                                                                  ----------
          Diversified Financial Services--6.7 %
1,223,000 American General Finance Corp.,
          Series H
          5.375%, 10/01/12                                         1,199,715
  948,000 Capital One Bank
          5.75%, 9/15/10                                             956,261
  596,000 Caterpillar Financial Services Corp.
          4.30%, 6/01/10                                             571,708
  563,000 CIT Group, Inc.
          3.375%, 4/01/09                                            532,067
3,195,000 Citigroup, Inc.
          3.50%, 2/01/08                                           3,098,996
2,678,000 Citigroup, Inc.
          5.125%, 2/14/11                                          2,641,772
1,159,000 Countrywide Home Loans, Inc.
          2.875%, 2/15/07                                          1,134,634
1,545,000 General Electric Capital Corp.
          4.125%, 9/01/09                                          1,489,653
  802,000 General Electric Capital Corp.
          4.875%, 10/21/10                                           785,611
1,053,000 General Electric Capital Corp.
          6.75%, 3/15/32                                           1,172,599
2,722,000 Goldman Sachs Group, Inc.
          5.00%, 10/01/14                                          2,583,714
1,123,000 John Deere Capital Corp.
          3.90%, 1/15/08                                           1,096,044
3,037,000 Merrill Lynch & Co., Inc.
          4.125%, 1/15/09                                          2,946,051
1,130,000 Merrill Lynch & Co., Inc. FRN
          4.58%, 3/02/09                                           1,094,326
2,552,000 Morgan Stanley
          4.00%, 1/15/10                                           2,424,778
  733,000 Morgan Stanley
          5.05%, 1/21/11                                             718,535
  408,000 SLM Corp.
          3.95%, 8/15/08                                             394,327
  998,000 SLM Corp.
          5.375%, 1/15/13                                            984,460
                                                                  ----------
                                                                  25,825,251
                                                                  ----------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          Electric--1.9%
2,053,000 Carolina Power and Light Co.
          5.125%, 9/15/13                                         1,991,554
1,505,000 Consolidated Edison Co. of New York
          5.375%, 12/15/15                                        1,475,174
  982,000 Dominion Resources, Inc.
          4.125%, 2/15/08                                           957,588
1,191,000 Dominion Resources, Inc.
          Series E
          6.75%, 12/15/32                                         1,217,363
  848,000 Exelon Corp.
          4.90%, 6/15/15                                            787,725
1,079,000 Florida Power & Light Co.
          5.65%, 2/01/35                                          1,032,817
                                                                  ---------
                                                                  7,462,221
                                                                  ---------
          Environmental Control--0.2%
  988,000 Waste Management, Inc.
          5.00%, 3/15/14                                            941,210
                                                                  ---------
          Food--0.5%
1,021,000 General Mills, Inc.
          2.625%, 10/24/06                                        1,004,317
1,170,000 Safeway, Inc.
          4.95%, 8/16/10                                          1,134,623
                                                                  ---------
                                                                  2,138,940
                                                                  ---------
          Forest Products & Paper--0.4%
1,442,000 International Paper Co.
          5.85%, 10/30/12                                         1,432,956
                                                                  ---------
          Gas--0.2%
  607,000 Sempra Energy
          6.00%, 2/01/13                                            615,337
                                                                  ---------
          Healthcare-Services--0.5%
1,046,000 United Health Care
          5.375%, 3/15/16                                         1,022,700
1,083,000 Wellpoint, Inc.
          5.00%, 1/15/11                                          1,058,640
                                                                  ---------
                                                                  2,081,340
                                                                  ---------
          Insurance--0.8%
1,063,000 MetLife, Inc.
          6.50%, 12/15/32                                         1,121,275
1,308,000 Allstate Corp.
          5.95%, 4/01/36                                          1,274,060
  690,000 Prudential Financial, Inc.
          5.50%, 3/15/16                                            679,759
                                                                  ---------
                                                                  3,075,094
                                                                  ---------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          Media--2.2%
1,819,000 Comcast Corp.
          7.05%, 3/15/33                                          1,871,993
  904,000 News America Holdings
          9.25%, 2/01/13                                          1,066,057
3,699,000 Time Warner, Inc.
          6.75%, 4/15/11                                          3,836,266
1,750,000 Walt Disney Co.
          5.375%, 6/01/07                                         1,750,371
                                                                  ---------
                                                                  8,524,687
                                                                  ---------
          Oil & Gas--1.2%
  705,000 ChevronTexaco Capital Co. (Canada)
          3.375%, 2/15/08                                           681,887
2,021,000 Conoco Funding Co. (Canada)
          6.35%, 10/15/11                                         2,107,219
  659,000 Pemex Project Funding Master Trust
          9.125%, 10/13/10                                          741,375
  903,000 Valero Energy Corp.
          6.875%, 4/15/12                                           956,739
                                                                  ---------
                                                                  4,487,220
                                                                  ---------
          Pharmaceuticals--0.5%
  366,000 Abbott Laboratories
          5.625%, 7/01/06                                           366,519
1,459,000 GlaxoSmithKline PLC (Great Britain)
          2.375%, 4/16/07                                         1,415,254
                                                                  ---------
                                                                  1,781,773
                                                                  ---------
          Retail--1.9%
1,140,000 Home Depot, Inc.
          4.625%, 8/15/10                                         1,110,316
  841,000 Home Depot, Inc.
          5.40%, 3/01/16                                            830,873
1,484,000 Lowe's Cos., Inc.
          5.00%, 10/15/15                                         1,428,936
2,562,000 Wal-Mart Stores, Inc.
          4.125%, 2/15/11                                         2,425,604
1,641,000 Wal-Mart Stores, Inc.
          5.25%, 9/01/35                                          1,488,587
                                                                  ---------
                                                                  7,284,316
                                                                  ---------
          Telecommunications--4.0%
1,784,000 AT&T Wireless Services, Inc.
          7.875%, 3/01/11                                         1,955,380
  619,000 Cisco Systems, Inc.
          5.25%, 2/22/11                                            613,717
1,401,000 Global Crossing Ltd.
          .00%, 8/01/07                                                   0
1,793,000 SBC Communications, Inc.
          5.10%, 9/15/14                                          1,701,804
1,819,000 SBC Communications, Inc.
          6.15%, 9/15/34                                          1,727,382
1,076,000 Sprint Capital Corp.
          8.75%, 3/15/32                                          1,345,277
4,195,000 Verizon Global Funding Corp.
          7.25%, 12/01/10                                         4,454,356
  936,000 Verizon Global Funding Corp.

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          7.75%, 12/01/30                                          1,034,044
2,110,000 Verizon Virginia, Inc.
          Series A
          4.625%, 3/15/13                                          1,927,810
  811,000 Vodafone Group Plc
          5.75%, 3/15/16                                             795,234
1,406,000 Williams Communication Group, Inc.
          10.875%, 10/01/09 (a)                                            0
                                                                  ----------
                                                                  15,555,004
                                                                  ----------
          Transportation--0.6%
  771,000 Burlington Northern Santa Fe Corp.
          7.95%, 8/15/30                                             958,658
1,326,000 Union Pacific Corp.
          4.875%, 1/15/15                                          1,255,637
                                                                  ----------
                                                                   2,214,295
                                                                  ----------
          Total Corporate Bonds
          (Cost $98,818,665)                                      96,006,878

          UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--14.7%

          Agency Debentures--2.0%
3,692,000 Freddie Mac
          4.75%, 11/17/15                                          3,567,458
4,290,000 Freddie Mac
          5.00%, 2/08/08                                           4,275,637
                                                                  ----------
                                                                   7,843,095
                                                                  ----------
          Federal Home Loan Mortgage Corp.--1.2%
4,736,000 4.25%, 5/23/08                                           4,657,690
                                                                  ----------
          Federal National Mortgage Association--2.3%
  128,000 3.125%, 12/15/07                                           123,940
  451,000 6.00%, 5/15/08                                             459,334
  492,000 6.125%, 3/15/12                                            515,296
5,971,000 5.125%, 1/02/14                                          5,843,711
2,003,000 5.00%, 4/15/15                                           1,982,609
                                                                  ----------
                                                                   8,924,890
                                                                  ----------
          United States Treasury Bonds--2.7
6,400,000 7.125%, 2/15/23                                          7,871,001
1,072,000 6.125%, 8/15/29                                          1,229,031
1,381,000 5.375%, 2/15/31                                          1,453,718
                                                                  ----------
                                                                  10,553,750
                                                                  ----------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          United States Treasury Notes--6.5%
    5,000 4.375%, 5/15/07                                              4,973
  151,000 2.625%, 5/15/08                                            144,370
   54,000 3.75%, 5/15/08                                              52,840
  370,000 4.375%, 11/15/08                                           365,780
1,069,000 6.00%, 8/15/09                                           1,107,626
1,037,000 3.50%, 11/15/09                                            991,631
7,179,000 4.125%, 8/15/10                                          6,981,299
6,027,000 4.50%, 11/15/10                                          5,946,009
3,312,000 4.25%, 8/15/14                                           3,170,074
6,722,000 4.50%, 11/15/15                                          6,522,968
                                                                  ----------
                                                                  25,287,570
                                                                  ----------
          Total United States Government Agencies & Obligations
          (Cost $58,540,528)                                      57,266,995
                                                                  ----------
          COLLATERALIZED MORTGAGE OBLIGATIONS----14.8%
          Agency Collateral CMO--0.3%
1,326,836 FHRR R004 AL
          5.125%, 12/15/13                                         1,315,582
                                                                  ----------
          Federal Home Loan Mortgage Corp.--2.1%
  543,289 Series 1678CA
          6.00%, 2/15/09                                             545,925
2,491,932 Series 2726AG
          4.50%, 9/15/22                                           2,470,172
1,451,000 Series 2985, Class JP
          4.50%, 10/15/15                                          1,429,020
2,656,924 Series R002, Class AH
          4.75%, 7/15/15                                           2,614,309
1,107,576 Series# J00740
          5.50%, 12/01/2020                                        1,100,382
                                                                  ----------
                                                                   8,159,808
                                                                  ----------
          Government National Mortgage Association - 0.3%
1,204,648 Series 2005-76, Class A
          3.963%, 5/16/30                                          1,159,899

          Whole Loan Collateral CMO--12.1%
3,126,961 American Home Mortgage Investment Trust
          Series 2004-1, Class 1A
          5.1681%, 4/25/44 FRN                                     3,134,068
  467,695 Balta 2006-1 2-1A1
          5.40%, 12/31/49                                            464,015
  673,522 Banc of America Mortgage Securities, Inc.
          Series 2004-I, Class 2A2
          4.7089%, 10/25/34 FRN                                      659,032

PRINCIPAL
 AMOUNT                                                              VALUE
---------                                                          ----------
     3,314 Bear Stearns Adjustable Rate Mortgage Trust
           Series 2004-4, Class A2
           3.5116%, 6/25/34                                             3,308
   767,736 Bear Stearns Adjustable Rate Mortgage Trust
           Series 2005-9, Class A1
           4.625%, 10/25/35 FRN                                       747,339
11,701,571 Bear Stearns ALT-A Trust
           Series 2005-7, Class 11A1
           5.0881%, 12/25/34                                       11,709,792
 2,874,423 GMAC Mortgage Corp. Loan Trust
           Series 2004-J2, Class A2
           5.3181%, 6/25/34 FRN                                     2,872,282
   520,803 Residential Accredit Loans, Inc.
           Series 2002-QA6, Class NB1
           4.9752%, 12/26/34                                          515,778
   326,628 Residential Accredit Loans, Inc.
           Series 2002-QS5, Class A9
           5.00%, 1/25/33                                             320,351
 1,210,510 Residential Accredit Loans, Inc.
           Series 2004-QA5, Class A1
           4.2166%, 12/25/34                                        1,197,186
 1,360,763 Structured Adjustable Rate Mortgage Loan
           Series 2004-14, Class 1A
           5.0823%, 10/25/34                                        1,359,690
 2,177,121 Structured Adjustable Rate Mortgage Loan
           Series 2005-22, Class 1A2
           5.25%, 12/25/35                                          2,152,498
 4,716,384 Structured Adjustable Rate Mortgage Loan,
           Series 2005-23, Class 1A1
           5.45%, 1/25/36                                           4,695,013
   510,545 Structured Asset Securities Corp.
           Series 2003-8, Class 2A6
           5.00%, 4/25/33                                             491,977
 2,281,178 Structured Asset Securities Corp.
           Series 2005-10, Class 5A8
           5.25%, 12/25/34                                          2,224,425
 2,000,000 Washington Mutual,
           Series 2003-AR9, Class 1A4
           3.704%, 9/25/33                                          1,926,876
 3,085,635 Washington Mutual,
           Series 2004-AR7, Class B2
           3.9458%, 7/25/34                                         2,909,340
 2,991,777 Washington Mutual,
           Series 2004-AR9, Class B3
           4.3162%, 8/25/34                                         2,825,763
 1,492,175 Wells Fargo Mortgage Backed Securities Trust
           Series 2004-R, Class B3
           4.3959%, 9/25/34 FRN                                     1,401,042
 2,710,762 Wells Fargo Mortgage Backed Securities Trust
           Series 2005-AR3, Class 1A2
           4.1841%, 3/25/35                                         2,633,931
 2,565,304 Wells Fargo Mortgage Backed Securities Trust

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          Series 2005-AR8, Class 2A1
          4.488%, 6/25/35                                          2,527,778
                                                                  ----------
                                                                  46,771,484
                                                                  ----------
          Total Collateralized Mortgage Obligations
          (Cost $56,157,836)                                      56,091,191
                                                                  ----------
          COMMERCIAL MORTGAGE- BACKED SECURITIES--9.0%
2,779,000 Banc of America Commercial Mortgage, Inc.
          Series 2004-4, Class A3
          4.128%, 7/10/42                                          2,677,856
2,514,000 Banc of America Commercial Mortgage, Inc.
          Series 2005-3, Class A4
          4.668%, 7/10/43                                          2,353,740
1,920,409 Bear Stearns Commercial Mortgage Securities
          Series 2005-T20, Class A1
          4.94%, 10/12/42                                          1,900,496
3,402,000 Bear Stearns Commercial Mortgage Securities
          Series 2005-T200, Class A4A
          5.16%, 10/12/42                                          3,316,443
2,659,000 Bear Stearns Commercial Mortgage Securities, Inc.,
          Series
          2003-T10, Class A2
          4.74%, 3/13/40                                           2,543,089
  592,312 Bear Stearns Commercial Mortgage Securities, Inc.,
          Series 1999-WF2,
          Class A1
          6.80%, 7/15/31                                             598,151
3,463,000 Bear Stearns Commercial Mortgage Securities, Inc.,
          Series 2002-TOP6,
          Class A2
          6.46%, 10/15/36                                          3,627,487
2,021,031 Citigroup/Deutsche Bank Commercial Mortgage Trust
          Series 2005-CD1, Class A1
          5.0468%, 7/15/44                                         2,004,936
2,920,000 Citigroup/Deutsche Bank Commercial Mortgage Trust
          Series 2005-CD1, Class A4
          5.2254%, 7/15/44                                         2,862,323
2,338,000 GE Capital Commercial Mortgage Corp.
          Series 2003-C1, Class A2
          4.093%, 1/10/38                                          2,260,457
2,541,000 LB-UBS Commercial Mortgage Trust
          Series 2005-C7, Class A2
          5.103%, 11/15/30                                         2,508,951
4,046,000 LB-UBS Commercial Mortgage Trust
          Series 2004-C7, Class A6
          4.786%, 10/15/29                                         3,829,485
4,350,000 Morgan Stanley Dean Witter Capital I,
          Series 2001-TOP1, Class A4

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          6.66%, 2/15/33                                           4,557,969
                                                                  ----------
          Total Commercial Mortgage-Backed Securities
          (Cost $35,713,623)                                      35,041,383
                                                                  ----------
          ASSET-BACKED SECURITIES--4.4%
          Automobile ABS--1.9%
  598,232 BMW Owners Trust, Series 2004-A, Class A3
          2.67%, 3/25/08                                             592,660
2,343,729 Chase Manhattan Auto Owner Trust,
          Series 2003-A, Class A4
          2.06%, 12/15/09                                          2,291,784
1,179,573 Daimler Chyrsler Auto Trust,
          Series 2002-B, Class A4
          3.53%, 12/06/07                                          1,175,604
3,014,000 Ford Credit Auto Owner Trust
          Series 2005-A, Class A3
          3.48%, 11/15/08                                          2,977,208
  262,693 Volkswagen Auto Loan Enhanced Trust,
          Series 2003-1, Class A3
          1.49%, 5/21/07                                             262,062
                                                                  ----------
                                                                   7,299,318
                                                                  ----------
          Credit Card ABS--2.5%
3,537,000 Citibank Credit Card Issuance Trust,
          Series 2000-A3, Class A3
          6.875%, 11/16/09                                         3,626,774
  250,000 Citibank Credit Card Issuance Trust,
          Series 2002-A1, Class A1
          4.95%, 2/09/09                                             249,255
1,596,000 Citibank Credit Card Issuance Trust,
          Series 2004-A1, Class A1
          2.55%, 1/20/09                                           1,562,963
4,372,000 Dcmt 2002-2 A
          5.15%, 10/15/09                                          4,367,706
                                                                   9,806,698
                                                                  ----------
          Total Asset-Backed Securities
          (Cost $17,281,964)                                      17,106,016
                                                                  ----------
          FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--0.6%
2,230,000 United Mexican States (Mexico)
          5.625%, 1/15/17
          (Cost $2,210,478)                                        2,159,755
                                                                  ----------

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                         ------------
          TRUST PREFERRED BONDS--0.3%
          Diversified Financial Services--0.3%
1,003,000 Goldman Sachs Group, Inc.
          6.345%, 2/15/34
          (Cost $1,082,066)                                            994,637
                                                                  ------------
 NUMBER
OF SHARES
---------
          MONEY MARKET FUND--0.1%
          BNY Hamilton Money Fund (Institutional Shares),
          4.64% (b)
          (Cost $229,313)                                              229,313
                                                                  ------------
          WARRANTS--0.0%
          Telecommunications--0.0%
      639 Abovenet, Inc., expires 09/08/08                                   0
      752 Abovenet, Inc., expires 09/08/10                                   0
    1,195 XO Holdings Inc A-CW10 1/16/10*                                  538
      897 XO Holdings Inc B-CW10 Warrant 1/16/10*                          359
      897 XO Holdings Inc C-CW10 Warrant 1/16/10*                          224
      598 XO Holdings Inc*                                               2,362
                                                                  ------------
          Total Warrants
          (Cost $0)                                                      3,483
                                                                  ------------
          Total Investments
          (Cost $418,457,630) (d)--104.8%                          406,070,031
          Liabilities in excess of other assests--4.8%             (18,532,882)
                                                                  ------------
          Net Assets--100.0%                                      $387,537,149
                                                                  ============

*   Non-income producing security.
FRN Floating Rate Note. Coupon shown was in effect at March 31,2006.
TBA To be announced.
(a) Issue is currently in default.
(b) Represents annualized 7 day yield at March 31,2006.
(c) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31,2006 net unrealized depreciation was $12,387,599 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $706,356 and aggregate gross unrealized depreciation of $13,093,955.

See previously submitted notes to financial statements in the annual report dated December 31, 2005.

BNY HAMILTON HIGH YIELD FUND

Schedule of Investments

March 31, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          CORPORATE BONDS--89.4%
          Advertising--1.2%
250,000   Lamar Media Corp.*
          6.625%, 8/15/15                                         $  250,000
1,290,000 R.H. Donnelley Finance Corp.
          10.875%, 12/15/12                                        1,436,738
563,000   RH Donnelley Finance Corp.*
          10.875%, 12/15/12                                          627,041
                                                                  ----------
                                                                   2,313,779
                                                                  ----------
          Aerospace/Defense--3.0%
560,000   Alliant Techsystems, Inc.
          6.75%, 4/01/16                                             568,400
4,090,000 L-3 Communications Corp.
          7.625%, 6/15/12                                          4,243,375
1,030,000 L-3 Communications Corp.
          6.375%, 10/15/15                                         1,019,700
                                                                  ----------
                                                                   5,831,475
                                                                  ----------
          Auto Parts & Equipment--0.4%
775,000   Goodyear Tire & Rubber
          9.00%, 7/01/15                                             790,500
                                                                  ----------
          Beverages--0.1%
265,000   Constellation Brands, Inc.
          8.625%, 8/01/06                                            268,975
                                                                  ----------
          Building Materials--0.1%
225,000   US Concrete, Inc.
          8.375%, 4/01/14                                            232,875
                                                                  ----------
          Chemicals--3.6%
35,000    Airgas, Inc.
          9.125%, 10/01/11                                            37,231
105,000   Arco Chemical Co.
          10.25%, 11/01/10                                           113,400
775,000   Equistar Chemicals LP
          10.125%, 9/01/08                                           827,313
735,000   Equistar Chemicals LP
          10.625%, 5/01/11                                           799,313
65,000    Hercules, Inc.
          11.125%, 11/15/07                                           70,931
430,000   Huntsman International LLC
          9.875%, 3/01/09                                            451,500
652,000   Huntsman LLC
          11.625%, 10/15/10                                          741,650
145,000   Huntsman LLC
          11.50%, 7/15/12                                            167,475
45,000    IMC Global, Inc.

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          11.25%, 6/01/11                                            48,094
1,125,000 Ineos Group Holdings PLC*
          8.50%, 2/15/16                                          1,074,374
  145,000 Lyondell Chemical Co.
          11.125%, 7/15/12                                          159,863
1,425,000 Lyondell Chemical Co. Series A
          9.625%, 5/01/07                                         1,478,437
   90,000 MacDermid, Inc.
          9.125%, 7/15/11                                            95,400
   50,000 Nalco Co.
          7.75%, 11/15/11                                            50,875
  280,000 NewMarket Corp.
          8.875%, 5/01/10                                           291,900
  336,000 Rockwood Specialties Group, Inc.
          10.625%, 5/15/11                                          370,440
  100,000 Rockwood Specialties Group, Inc.
          7.50%, 11/15/14                                           101,000
                                                                  ---------
                                                                  6,879,196
                                                                  ---------
          Coal--0.5%
  880,000 Peabody Energy Corp. Series B
          6.875%, 3/15/13                                           897,600
                                                                  ---------
          Commercial Services--2.3%
  335,000 Alderwoods Group, Inc.
          7.75%, 9/15/12                                            345,888
  225,000 Ashtead Holdings PLC (Great Britain)*
          8.625%, 8/01/15                                           235,125
1,215,000 Corrections Corp. of America
          7.50%, 5/01/11                                          1,257,525
  200,000 Corrections Corp. of America
          6.25%, 3/15/13                                            197,750
  500,000 Hertz Corp.*
          8.875%, 1/01/14                                           521,250
  290,000 Quebecor World Capital Corp.
          8.75%, 3/15/16                                            284,283
1,300,000 Service Corp. International
          7.70%, 4/15/09                                          1,348,749
  270,000 United Rentals North America, Inc.
          6.50%, 2/15/12                                            265,950
                                                                  ---------
                                                                  4,456,520
                                                                  ---------
          Computers--0.9%
  125,000 Activant Solutions, Inc.
          10.50%, 6/15/11                                           139,063
  780,000 Seagate Technology HDD Holdings
          (Cayman Islands)
          8.00%, 5/15/09                                            814,125
  430,000 Sungard Data Systems, Inc.*
          9.125%, 8/15/13                                           456,875
  220,000 Sungard Data Systems, Inc.*
          9.43%, 8/15/13 FRN                                        233,200
                                                                  ---------
                                                                  1,643,263
                                                                  ---------
          Diversified Financial Services--1.8%
  185,799 AES Ironwood LLC

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          8.86%, 11/30/25                                           209,024
  100,000 AES Red Oak LLC
          Series B
          9.20%, 11/30/29                                           113,000
  590,000 American Real Estate Partners LP
          7.125%, 2/15/13                                           584,100
  515,000 BCP Crystal Holdings Corp.
          9.625%, 6/15/14                                           572,938
  205,000 CCM Merger, Inc.*
          8.00%, 8/01/13                                            205,000
  180,000 Galaxy Entertainment Finance Co., Ltd.*
          9.66%, 12/15/10 FRN                                       188,100
  440,000 Galaxy Entertainment Finance Co., Ltd.
          9.875%, 12/15/12                                          460,350
  442,000 Rainbow National Services LLC*
          8.75%, 9/01/12                                            472,940
  555,000 Rainbow National Services LLC*
          10.375%, 9/01/14                                          624,374
                                                                  ---------
                                                                  3,429,826
                                                                  ---------
          Electric--12.0%
  975,000 Allegheny Energy Supply
          7.80%, 3/15/11                                          1,042,031
  480,000 Allegheny Energy Supply*
          8.25%, 4/15/12                                            528,600
  230,000 Aquila, Inc.
          9.95%, 2/01/11                                            255,875
  630,000 Aquila, Inc.*
          14.875%, 7/01/12                                          855,225
  170,000 CMS Energy Corp.
          9.875%, 10/15/07                                          181,688
  200,000 CMS Energy Corp.
          8.90%, 7/15/08                                            213,500
  535,000 CMS Energy Corp.
          7.50%, 1/15/09                                            553,056
1,375,000 Edison Mission Energy
          10.00%, 8/15/08                                         1,478,125
  600,000 Edison Mission Energy
          9.875%, 4/15/11                                           681,000
1,105,000 FirstEnergy Corp. Series C
          7.375%, 11/15/31                                        1,231,132
  376,760 FPL Energy National Wind*
          6.125%, 3/25/19                                           367,035
  174,200 FPL Energy Wind Funding LLC*
          6.88%, 6/27/17                                            175,071
  692,510 Homer City Funding LLC
          8.73%, 10/01/26                                           785,999
  340,000 Ipalco Enterprises, Inc.
          8.375%, 11/14/08                                          357,000
  140,000 Midwest Generation LLC
          8.75%, 5/01/34                                            152,250
  200,000 Midwest Generation LLC
          Series A
          8.30%, 7/02/09                                            206,782
  912,231 Midwest Generation LLC
          Series B
          8.56%, 1/02/16                                            983,909
  950,000 Mirant Americas Generation LLC
          8.30%, 5/01/11                                            988,000

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
  200,000 Mirant Americas Generation LLC
          9.125%, 5/01/31                                            214,000
  530,000 Mirant North America LLC*
          7.375%, 12/31/13                                           543,250
  190,000 MSW Energy Holdings II LLC
          Series B
          7.375%, 9/01/10                                            196,650
  310,000 MSW Energy Holdings LLC
          8.50%, 9/01/10                                             330,150
   90,000 Nevada Power Co.
          8.25%, 6/01/11                                              99,259
   50,000 Nevada Power Co.
          9.00%, 8/15/13                                              55,319
  395,000 NRG Energy, Inc.
          7.25%, 2/01/14                                             402,406
1,835,000 NRG Energy, Inc.
          7.375%, 2/01/16                                          1,878,581
1,370,000 PSEG Energy Holdings LLC
          8.625%, 2/15/08                                          1,435,075
  810,000 PSEG Energy Holdings LLC
          10.00%, 10/01/09                                           901,125
  140,000 Sierra Pacific Power Co*
          6.00%, 5/15/16                                             138,794
  304,000 Sierra Pacific Resources
          7.80%, 6/15/12                                             320,633
  475,000 Sithe Independence Funding Corp.
          Series A
          9.00%, 12/30/13                                            513,668
  525,000 TECO Energy, Inc.
          7.20%, 5/01/11                                             549,938
  198,657 Tenaska Alabama Partners LP*
          7.00%, 6/30/21                                             200,295
2,445,000 The AES Corp.*
          8.75%, 5/15/13 (a)                                       2,652,824
  705,000 TXU Corp.
          Series P
          5.55%, 11/15/14                                            662,979
1,115,000 TXU Corp.*
          Series O
          4.80%, 11/15/09                                          1,076,767
                                                                  ----------
                                                                  23,207,991
                                                                  ----------
          Electrical Components & Equipment--0.4%
  530,000 General Cable Corp.
          9.50%, 11/15/10                                            575,050
  175,000 Legrand SA (France)
          8.50%, 2/15/25                                             215,250
                                                                  ----------
                                                                     790,300
                                                                  ----------
          Electronics--1.1%
  425,000 Fisher Scientific International, Inc.
          6.125%, 7/01/15                                            417,031
1,625,000 Fisher Scientific International, Inc.
          Series WI
          6.75%, 8/15/14                                           1,659,532
                                                                  ----------
                                                                   2,076,563
                                                                  ----------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          Energy-Alternate Sources--0.1%
  176,816 Salton SEA Funding
          Series C
          7.84%, 5/30/10                                            182,624
                                                                  ---------
          Entertainment--1.3%
  645,000 Capitol Records, Inc.*
          8.375%, 8/15/09                                           682,088
  695,000 Isle of Capri Casinos, Inc.
          9.00%, 3/15/12                                            741,044
  210,000 Seneca Gaming Corp.
          7.25%, 5/01/12                                            213,150
  685,000 Warner Music Group
          7.375%, 4/15/14                                           681,575
  265,000 WMG Holdings Corp.
          Series WI
          12/15/14                                                  196,431
                                                                  ---------
                                                                  2,514,288
                                                                  ---------
          Environmental Control--0.4%
  325,000 Allied Waste NA, Inc.
          Series B
          8.50%, 12/01/08                                           343,281
  440,000 Casella Waste Systems, Inc.
          9.75%, 2/01/13                                            473,000
                                                                  ---------
                                                                    816,281
                                                                  ---------
          Food--2.3%
  685,000 Dean Foods Co.
          8.15%, 8/01/07                                            702,125
1,160,000 Del Monte Corp.
          8.625%, 12/15/12                                        1,231,050
  390,000 Delhaize America, Inc.
          8.125%, 4/15/11                                           422,970
   80,000 Delhaize America, Inc.
          9.00%, 4/15/31                                             92,935
  315,000 Pinnacle Foods Holding Corp.
          8.25%, 12/01/13                                           313,425
  675,000 Smithfield Foods, Inc.
          Series B
          8.00%, 10/15/09                                           707,063
  275,000 Stater Brothers Holdings
          8.125%, 6/15/12                                           276,031
  310,000 Swift & Co.
          10.125%, 10/01/09                                         323,950
  374,000 United Agri Products, Inc.
          8.25%, 12/15/11                                           390,830
                                                                  ---------
                                                                  4,460,379
                                                                  ---------
          Forest Products & Paper--1.7%
  130,000 Appleton Papers, Inc.
          8.125%, 6/15/11                                           131,300
  145,000 Appleton Papers, Inc.
          Series B
          9.75%, 6/15/14                                            144,638
  140,000 Boise Cascade LLC
          7.475%, 10/15/12 FRN                                      142,450
   55,000 Boise Cascade LLC
          7.125%, 10/15/14                                           53,213

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
1,585,000 Georgia-Pacific Corp.
          8.125%, 5/15/11                                         1,656,324
  955,000 Georgia-Pacific Corp.
          9.50%, 12/01/11                                         1,050,500
                                                                  ---------
                                                                  3,178,425
                                                                  ---------
          Gas--0.4%
  135,000 Colorado Interstate Gas Co.
          5.95%, 3/15/15                                            130,233
  540,000 Colorado Interstate Gas Co.*
          6.80%, 11/15/15                                           552,089
                                                                  ---------
                                                                    682,322
                                                                  ---------
          Healthcare-Services--4.4%
  155,000 Coventry Health Care, Inc.
          5.875%, 1/15/12                                           154,225
  380,000 Coventry Health Care, Inc.
          8.125%, 2/15/12                                           400,900
  120,000 Coventry Health Care, Inc.
          6.125%, 1/15/15                                           119,968
1,195,000 DaVita, Inc.
          6.625%, 3/15/13                                         1,197,988
1,320,000 HCA, Inc.
          5.50%, 12/01/09                                         1,292,640
  730,000 HCA, Inc.
          8.75%, 9/01/10                                            795,454
2,685,000 HCA, Inc.
          7.875%, 2/01/11                                         2,839,060
  525,000 HCA, Inc.
          7.50%, 11/15/95                                           463,007
1,170,000 Triad Hospitals, Inc.
          7.00%, 5/15/12                                          1,175,850
                                                                  ---------
                                                                  8,439,092
                                                                  ---------
          Holding Companies-Diversified--0.8%
  540,000 Leucadia National Corp.
          7.00%, 8/15/13                                            544,050
  150,000 Leucadia National Corp.
          8.65%, 1/15/27                                            156,750
  775,000 Nell AF SARL (Luxembourg)*
          8.375%, 8/15/15                                           773,063
                                                                  ---------
                                                                  1,473,863
                                                                  ---------
          Home Builders--0.0%
   70,000 Pulte Homes, Inc.
          8.125%, 3/01/11                                            75,649

          Insurance--0.4%
  225,000 Hanover Insurance Group, Inc.
          7.625%, 10/15/25                                          228,469
  310,000 Markel Capital Trust I
          Series B
          8.71%, 1/01/46                                            324,169
  150,000 UnumProvident Corp.
          7.625%, 3/01/11                                           159,293
                                                                  ---------
                                                                    711,931
                                                                  ---------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          Leisure Time--0.2%
  225,000 Royal Caribbean Cruises Ltd.
          8.75%, 2/02/11                                             249,459
  150,000 Royal Caribbean Cruises Ltd.
          6.875%, 12/01/13                                           154,974
                                                                  ----------
                                                                     404,433
                                                                  ----------
          Lodging--7.1%
  515,000 Aztar Corp.
          9.00%, 8/15/11                                             546,673
1,060,000 Boyd Gaming Corp.
          8.75%, 4/15/12                                           1,136,849
   55,000 Boyd Gaming Corp.
          7.75%, 12/15/12                                             57,888
1,245,000 Caesars Entertainment, Inc.
          9.375%, 2/15/07                                          1,287,018
1,195,000 Caesars Entertainment, Inc.
          8.875%, 9/15/08                                          1,281,637
  145,000 Caesars Entertainment, Inc.
          7.875%, 3/15/10                                            154,788
  900,000 Caesars Entertainment, Inc.
          8.125%, 5/15/11                                            983,250
  325,000 Chumash Casino & Resort
          Enterprise*
          9.52%, 7/15/10 (a)                                         345,313
   95,000 Gaylord Entertainment Co.
          8.00%, 11/15/13                                             99,513
  370,000 Gaylord Entertainment Co.
          6.75%, 11/15/14                                            362,600
  665,000 Hilton Hotels Corp.
          8.25%, 2/15/11                                             723,031
  135,000 Mandalay Resort Group
          9.50%, 8/01/08                                             144,281
  995,000 Mandalay Resort Group
          Series B
          10.25%, 8/01/07                                          1,052,213
1,045,000 MGM Mirage
          9.75%, 6/01/07                                           1,093,331
2,090,000 MGM Mirage
          8.50%, 9/15/10                                           2,246,749
  470,000 MGM Mirage*
          6.625%, 7/15/15                                            464,713
  475,000 MGM Mirage*
          6.875%, 4/01/16                                            473,219
  880,000 Station Casinos, Inc.
          6.00%, 4/01/12                                             872,300
  205,000 Wynn Las Vegas LLC
          6.625%, 12/01/14                                           200,131
                                                                  ----------
                                                                  13,525,497
                                                                  ----------
          Machinery-Diversified--0.6%
  195,000 Case New Holland, Inc.
          9.25%, 8/01/11                                             209,138
  175,000 Case New Holland, Inc.*
          7.125%, 3/01/14                                            173,688
  310,000 Chart Industries, Inc.*
          9.125%, 10/15/15                                           321,625
  495,000 NMHG Holding Co.
          10.00%, 5/15/09                                            519,750
                                                                  ----------
                                                                   1,224,201
                                                                  ----------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          Media--10.2%
   55,000 Block Communications, Inc.*
          8.25%, 12/15/15                                            54,175
   25,000 BSKYB Finance PLC (United Kingdom)
          6.50%, 10/15/35                                            23,875
  345,000 Cablevision Systems Corp.
          8.00%, 4/15/12                                            338,100
  249,168 CanWest Media, Inc. (Canada)
          8.00%, 9/15/12                                            256,643
  115,000 Clear Channel Communications, Inc.
          7.65%, 9/15/10                                            120,926
  315,000 Clear Channel Communications, Inc.
          6.25%, 3/15/11                                            312,865
  128,000 Comcast Cable Communications Holdings, Inc.
          8.375%, 3/15/13                                           144,147
  785,000 CSC Holdings, Inc.
          7.25%, 7/15/08                                            796,775
   90,000 CSC Holdings, Inc.
          8.125%, 8/15/09                                            93,375
  490,000 CSC Holdings, Inc.
          Series B
          8.125%, 7/15/09                                           508,988
  200,000 CSC Holdings, Inc.*
          7.25%, 4/15/12                                            196,500
1,355,000 Dex Media East LLC
          9.875%, 11/15/09                                        1,453,238
  285,000 Dex Media East LLC
          12.125%, 11/15/12                                         327,038
  340,000 Dex Media West LLC
          Series B
          9.875%, 8/15/13                                           377,825
2,070,000 DirecTV Holdings/Finance Co.
          8.375%, 3/15/13                                         2,220,074
1,510,000 EchoStar DBS Corp.
          5.75%, 10/01/08                                         1,502,449
1,350,000 EchoStar DBS Corp.*
          7.125%, 2/01/16                                         1,334,813
  200,000 Gray Television, Inc.
          9.25%, 12/15/11                                           213,000
1,020,000 Houghton Mifflin Co.
          8.25%, 2/01/11                                          1,060,800
  995,000 Kabel Deutschland GmbH (Germany)*
          10.625%, 7/01/14                                        1,067,138
  575,000 Liberty Media Corp.
          7.75%, 7/15/09                                            606,519
  375,000 Liberty Media Corp.
          7.875%, 7/15/09                                           396,476
  160,000 Lin Television Corp.
          6.50%, 5/15/13                                            151,200
  325,000 LIN Television Corp.
          Series B
          6.50%, 5/15/13                                            307,125
  395,000 Morris Publishing Group LLC
          7.00%, 8/01/13                                            374,756
  440,000 Quebecor Media, Inc.*
          7.75%, 3/15/16                                            454,300

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
  600,000 Radio One, Inc.
          Series B
          8.875%, 7/01/11                                            633,000
  560,000 Reader's Digest Association, Inc.
          6.50%, 3/01/11                                             561,400
1,540,000 Rogers Cable, Inc. (Canada)
          7.875%, 5/01/12                                          1,655,499
  185,000 Rogers Cable, Inc. (Canada)
          8.75%, 5/01/32                                             220,150
  930,000 Shaw Communications, Inc. (Canada)
          8.25%, 4/11/10                                             992,775
  465,000 Sinclair Broadcast Group, Inc.
          8.75%, 12/15/11                                            491,156
  325,000 Sinclair Broadcast Group, Inc.
          8.00%, 3/15/12                                             333,125
                                                                  ----------
                                                                  19,580,225
                                                                  ----------
          Miscellaneous Manufacturing--0.3%
  320,000 Koppers, Inc.
          9.875%, 10/15/13                                           352,000
  175,000 Samsonite Corp.
          8.875%, 6/01/11                                            185,938
                                                                  ----------
                                                                     537,938
                                                                  ----------
          Office & Business Equipment--1.3%
1,200,000 Xerox Corp.
          9.75%, 1/15/09                                           1,318,500
  600,000 Xerox Corp.
          7.125%, 6/15/10                                            624,000
  575,000 Xerox Corp.
          6.875%, 8/15/11                                            592,969
                                                                  ----------
                                                                   2,535,469
                                                                  ----------
          Oil & Gas--10.2%
1,025,000 Amerada Hess Corp.
          6.65%, 8/15/11                                           1,073,256
1,370,000 Chesapeake Energy Corp.
          7.50%, 9/15/13                                           1,438,500
2,725,000 Chesapeake Energy Corp.
          7.50%, 6/15/14                                           2,868,062
  925,000 Chesapeake Energy Corp.
          6.50%, 8/15/17                                             918,063
  405,000 Compton Petroleum Finance Corp.
          7.625%, 12/01/13                                           407,025
  305,000 Compton Petroleum Finance Corp.*
          7.625%, 12/01/13                                           306,525
  150,000 Denbury Resources, Inc.
          7.50%, 12/15/15                                            156,750
  680,000 Encore Acquisition Co.
          6.00%, 7/15/15                                             637,500
  105,000 Encore Acquisition Co.
          7.25%, 12/01/17                                            105,788
  685,000 Enterprise Products Operating LP
          7.50%, 2/01/11                                             731,962
2,555,000 Enterprise Products Operating LP
          Sr. Notes Series B
          5.60%, 10/15/14                                          2,481,697

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
  180,000 Enterprise Products Operating LP
          Series B
          6.65%, 10/15/34                                            179,424
  615,000 EXCO Resources, Inc.
          Series WI
          7.25%, 1/15/11                                             615,000
  680,000 Forest Oil Corp.
          8.00%, 6/15/08                                             708,900
  505,000 Forest Oil Corp.
          8.00%, 12/15/11                                            545,400
2,090,000 Kerr-McGee Corp.
          6.875%, 9/15/11                                          2,195,453
1,355,000 Kerr-McGee Corp.
          6.95%, 7/01/24                                           1,385,200
  585,000 Pioneer Natural Resources Co.
          5.875%, 7/15/16                                            557,315
  445,000 Premcor Refining Group, Inc.
          9.25%, 2/01/10                                             480,187
  420,000 Quicksilver Resources, Inc.
          7.125%, 4/01/16                                            416,850
   70,000 Range Resources Corp.
          7.375%, 7/15/13                                             72,800
  665,000 Tesoro Corp.*
          6.625%, 11/01/15                                           661,675
  460,000 Western Oil Sands, Inc. (Canada)
          8.375%, 5/01/12                                            512,900
                                                                  ----------
                                                                  19,456,232
                                                                  ----------
          Oil & Gas Services--0.7%
  250,000 Compagnie Generale De Geophysique SA (France)
          7.50%, 5/15/15                                             258,750
  150,000 Compagnie Generale De Geophysique SA (France)*
          7.50%, 5/15/15                                             155,250
   15,000 Hanover Compressor Co.
          8.625%, 12/15/10                                            15,806
  195,000 Hanover Compressor Co.
          7.50%, 4/15/13                                             195,975
  234,000 Hanover Equipment Trust 2001
          Series A
          8.50%, 9/01/08                                             240,435
  410,000 Hanover Equipment Trust II 2001
          Series B
          8.75%, 9/01/11                                             431,013
                                                                  ----------
                                                                   1,297,229
                                                                  ----------
          Packaging & Containers--1.7%
  379,000 Ball Corp.
          6.875%, 12/15/12                                           389,423
  375,000 Ball Corp.
          6.625%, 3/15/18                                            374,063
  545,000 Crown Americas LLC
          7.625%, 11/15/13                                           566,800
   80,000 Crown Cork & Seal Co., Inc.
          8.00%, 4/15/23                                              77,400
   35,000 Crown Cork & Seal Co., Inc.
          7.375%, 12/15/26                                            32,725

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
  300,000 Owens-Brockway Glass Container, Inc.
          8.875%, 2/15/09                                            313,875
  855,000 Owens-Brockway Glass Container, Inc.
          8.75%, 11/15/12                                            919,124
  530,000 Silgan Holdings, Inc.
          6.75%, 11/15/13                                            532,650
                                                                  ----------
                                                                   3,206,060
                                                                  ----------
          Pipelines--5.5%
  225,000 Atlas Pipeline Partners LP*
          8.125%, 12/15/15                                           235,688
  170,000 Copano Energy LLC*
          8.125%, 3/01/16                                            176,800
  210,000 Duke Capital LLC
          6.25%, 2/15/13                                             215,590
  595,000 El Paso Natural Gas Co.
          8.375%, 6/15/32                                            675,750
2,530,000 El Paso Natural Gas Co.
          Series A
          7.625%, 8/01/10                                          2,650,175
  455,000 MarkWest Energy Partners LP
          6.875%, 11/01/14                                           432,250
  285,000 Southern Natural Gas Co.
          6.125%, 9/15/08                                            285,736
  440,000 Southern Natural Gas Co.
          8.00%, 3/01/32                                             484,764
  320,000 Targa Resources, Inc.
          8.50%, 11/01/13                                            334,400
  180,000 Tennessee Gas Pipeline Co.
          7.50%, 4/01/17                                             192,665
  175,000 Tennessee Gas Pipeline Co.
          8.375%, 6/15/32                                            200,563
1,975,000 Williams Cos., Inc.
          7.125%, 9/01/11                                          2,041,656
1,145,000 Williams Cos., Inc.
          8.125%, 3/15/12                                          1,235,169
   85,000 Williams Cos., Inc.
          7.75%, 6/15/31                                              90,525
1,124,000 Williams Cos., Inc.
          8.75%, 3/15/32                                           1,320,700
                                                                  ----------
                                                                  10,572,431
                                                                  ----------
          Real Estate--0.3%
  373,000 CB Richard Ellis Services, Inc.
          9.75%, 5/15/10                                             405,637
  225,000 CB Richard Ellis Services, Inc.
          11.25%, 6/15/11                                            241,313
                                                                     646,950
          Real Estate Investments Trusts--2.0%
  710,000 Host Marriott LP
          Series G
          9.25%, 10/01/07                                            747,275
  700,000 Host Marriott LP
          Series I
          9.50%, 1/15/07                                             722,750
  540,000 Omega Healthcare Investors, Inc.
          7.00%, 4/01/14                                             548,100

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
  180,000 Omega Healthcare Investors, Inc.
          7.00%, 4/01/14                                            182,700
  295,000 Omega Healthcare Investors, Inc.*
          7.00%, 1/15/16                                            296,475
  430,000 Rouse Co.
          8.00%, 4/30/09                                            449,192
  280,000 Rouse Co.
          7.20%, 9/15/12                                            290,772
  140,000 Ventas Realty LP
          6.75%, 6/01/10                                            142,100
  195,000 Ventas Realty LP
          6.625%, 10/15/14                                          195,975
  180,000 Ventas Realty LP
          7.125%, 6/01/15                                           185,850
  135,000 Ventas Realty LP
          6.50%, 6/01/16                                            135,000
                                                                  ---------
                                                                  3,896,189
                                                                  ---------
          Retail--1.2%
  400,000 AmeriGas Partners LP
          7.25%, 5/20/15                                            402,000
  300,000 Inergy LP*
          8.25%, 3/01/16                                            309,000
   50,000 J.C. Penney Corp., Inc.
          8.00%, 3/01/10                                             54,079
  285,000 J.C. Penney Corp., Inc.
          9.00%, 8/01/12                                            327,871
   75,000 Rite Aid Corp.
          8.125%, 5/01/10                                            76,969
  255,000 Rite Aid Corp.
          9.50%, 2/15/11                                            270,300
  325,000 Rite Aid Corp.
          7.50%, 1/15/15                                            316,875
  185,000 Suburban Propane Partners LP
          6.875%, 12/15/13                                          178,525
  280,000 United Auto Group, Inc.
          9.625%, 3/15/12                                           297,850
                                                                  ---------
                                                                  2,233,469
                                                                  ---------
          Semiconductors--0.9%
  177,000 Advanced Micro Devises, Inc.
          7.75%, 11/01/12                                           186,071
  100,000 Avago Technologies Finance
          10.32%, 6/01/13 FRN                                       105,000
  175,000 Avago Technologies Finance
          10.125%, 12/01/13                                         188,781
  785,000 Freescale Semiconductor, Inc.
          6.875%, 7/15/11                                           806,588
  230,000 Freescale Semiconductor, Inc.
          7.125%, 7/15/14                                           239,775
  265,000 Freescale Semiconductor, Inc.
          7.35%, 7/15/09 FRN                                        272,950
                                                                  ---------
                                                                  1,799,165
                                                                  ---------
          Telecommunications--7.7%
   60,000 American Tower Corp.
          7.50%, 5/01/12                                             63,150
1,075,000 Citizens Communications Co.
          7.625%, 8/15/08                                         1,118,000

PRINCIPAL
 AMOUNT                                                              VALUE
---------                                                         -----------
1,290,000 Citizens Communications Co.
          9.25%, 5/15/11                                            1,422,224
  345,000 GCI, Inc.*
          7.25%, 2/15/14                                              340,688
  622,000 Inmarsat Finance PLC (Great Britain)
          7.625%, 6/30/12                                             640,660
  315,000 Inmarsat Finance PLC (Great Britain)
          11/15/12 (a)                                                269,325
1,630,000 Intelsat Subsidiary Holding Co. Ltd.
          8.25%, 1/15/13                                            1,666,674
  510,000 NTL Cable PLC (Great Britain)
          8.75%, 4/15/14                                              525,300
  520,000 PanAmSat Corp.
          6.375%, 1/15/08                                             523,250
1,072,000 PanAmSat Corp.
          9.00%, 8/15/14                                            1,133,640
  375,000 PanAmSat Corp.
          11/01/14                                                    271,875
  385,000 Qwest Communications International, Inc.
          8.25%, 2/15/09 FRN                                          395,588
  215,000 Qwest Communications International, Inc.
          7.25%, 2/15/11                                              221,450
1,255,000 Qwest Corp.
          7.875%, 9/01/11                                           1,345,987
   90,000 Qwest Corp.
          8.875%, 3/15/12                                             101,025
  500,000 Qwest Corp.
          8.16%, 6/15/13 FRN                                          552,500
  355,000 Qwest Corp.
          7.625%, 6/15/15                                             381,625
  410,000 Qwest Corp.
          8.875%, 6/01/31                                             431,525
  155,000 Rogers Cantel, Inc. (Canada)
          7.50%, 3/15/15                                              167,013
  325,000 Rogers Cantel, Inc. (Canada)
          9.75%, 6/01/16                                              398,125
  380,000 Rogers Wireless Communications, Inc. (Canada)
          7.25%, 12/15/12                                             402,325
1,785,000 Rogers Wireless Communications, Inc. (Canada)
          6.375%, 3/01/14                                           1,789,462
  170,000 Rogers Wireless Communications, Inc. (Canada)
          8.04%, 12/15/10 FRN                                         176,375
  345,000 Valor Telecommunication Enterprises LLC
          7.75%, 2/15/15                                              363,113
                                                                  -----------
                                                                   14,700,899
                                                                  -----------
          Transportation--0.3%
  560,000 CHC Helicopter Corp. (Canada)
          7.375%, 5/01/14                                             574,000
                                                                  -----------
          Total Corporate Bonds
          (Cost $172,440,011)                                     171,544,104
                                                                  -----------

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          ------------
            UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--7.2%
           United States Treasury Notes--7.2%
14,160,000 4.50%, 11/15/15
           (Cost $14,148,679)                                        13,745,169
                                                                   ------------
           TRUST PREFERRED BOND--0.3%
           Insurance--0.3%
465,000    AFC Capital Trust I
           Series B
           8.21%, 2/03/27
           (Cost $467,072)                                              484,039
                                                                   ------------
NUMBER OF
 SHARES
---------
           MONEY MARKET FUND--1.2%
2,240,040  BNY Hamilton Money Fund (Institutional Shares),
           4.64% (b) (Cost $2,240,040)                                2,240,040
                                                                   ------------
           Total Investments
           (Cost $189,295,802) (c)--98.1%                           188,013,352
           Other assets less liabilities--1.9%                        3,639,161
                                                                   ------------
           Net Assets--100.0%                                      $191,652,513
                                                                   ============

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
FRN Floating Rate Note. Coupon shown was in effect at March 31, 2006.
(a) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2006.
(b) Represents annualized 7 day yield at March 31, 2006.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized depreciation was $1,282,450 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,175,187 and aggregate gross unrealized depreciation of $2,457,637.

See previously submitted Notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments

March 31, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          -----------
           UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--52.9%

           Federal Home Loan Mortgage Corp.--10.1%
$9,500,000 5.75%, 4/15/08                                          $ 9,616,270
 2,200,000 6.25%, 7/15/32                                            2,484,227
                                                                   -----------
                                                                    12,100,497
                                                                   -----------
           Federal National Mortgage Association--9.0%
 6,050,000 4.375%, 3/15/13                                           5,765,214
   725,000 5.125%, 1/02/14                                             709,544
 2,375,000 6.25%, 5/15/29                                            2,666,660
 1,300,000 6.625%, 11/15/30                                          1,525,251
                                                                   -----------
                                                                    10,666,669
                                                                   -----------
           Tennessee Valley Authority--0.6%
   650,000 6.15%, 1/15/38                                              727,682
                                                                   -----------
           United States Treasury Bonds--5.7%
 3,750,000 7.25%, 5/15/16                                            4,434,959
 1,625,000 6.125%, 11/15/27                                          1,849,962
   500,000 5.25%, 2/15/29                                              513,399
                                                                   -----------
                                                                     6,798,320
                                                                   -----------
           United States Treasury Notes--27.5%
 3,350,000 6.875%, 5/15/06                                           3,358,114
 3,025,000 6.625%, 5/15/07                                           3,081,719
 2,950,000 2.75%, 8/15/07                                            2,867,607
 1,600,000 4.75%, 11/15/08                                           1,596,626
 8,650,000 5.75%, 8/15/10                                            8,965,249
 8,025,000 5.00%, 8/15/11                                            8,095,532
 1,100,000 3.875%, 2/15/13                                           1,037,180
 3,950,000 4.25%, 8/15/15                                            3,762,837
                                                                   -----------
                                                                    32,764,864
                                                                   -----------
           Total Unites States Government Agencies & Obligations
           (Cost $63,319,535)                                       63,058,032
                                                                   -----------
           MORTGAGE-BACKED SECURITIES--30.5%
           Federal Home Loan Mortgage Corp.--12.9%
    50,994 Gold Pool #M70034
           7.50%, 6/01/08                                               52,038
    26,688 Gold Pool #E00227
           6.00%, 7/01/08                                               26,876
    72,039 Gold Pool #E49415
           6.50%, 7/01/08                                               72,812
     2,832 Pool #184275

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          8.25%, 9/01/08                                              2,892
  122,085 Gold Pool #M80707
          5.50%, 10/01/08                                           121,962
    1,424 Pool #160062
          9.50%, 10/01/08                                             1,473
    1,496 Pool #160065
          9.50%, 11/01/08                                             1,548
    1,557 Pool #160066
          9.75%, 11/01/08                                             1,615
   15,075 Pool #251974
          8.50%, 4/01/09                                             15,277
   34,239 Pool #185964
          8.50%, 2/01/10                                             34,365
   22,756 Gold Pool #E20201
          7.50%, 10/01/10                                            23,524
  109,410 Gold Pool #G10439
          6.50%, 1/01/11                                            111,464
   18,652 Gold Pool #E00417
          7.00%, 2/01/11                                             19,201
   87,567 Gold Pool #G90011
          8.50%, 8/17/11                                             88,516
   55,055 Gold Pool #E00461
          7.50%, 12/01/11                                            57,102
  146,196 Gold Pool #C90017
          6.50%, 4/01/13                                            150,133
   75,111 Gold Pool #D90113
          6.50%, 6/01/13                                             77,134
   42,142 Gold Pool #G11072
          7.50%, 12/01/15                                            43,989
   46,287 Gold Pool #G30052
          7.50%, 6/01/16                                             48,661
  642,495 Pool #420008
          4.54%, 1/01/17                                            640,880
  200,409 Gold Pool #50377
          6.50%, 1/01/17                                            204,711
  114,282 Gold Pool #G30080
          7.50%, 8/01/17                                            120,028
  292,017 Gold Pool #C90185
          7.50%, 9/01/17                                            306,698
  193,272 Gold Pool #D92715
          6.00%, 11/01/18                                           194,880
  836,344 Gold Pool #C90241
          6.50%, 12/01/18                                           858,990
    7,052 Pool #555045
          8.00%, 5/01/19                                              7,188
  820,596 Gold Pool #C90290
          7.00%, 8/01/19                                            846,487
   35,032 Gold Pool #A01217
          8.50%, 4/01/20                                             37,058
  656,204 Gold Pool #C90484
          6.00%, 10/01/21                                           660,790
1,604,118 Gold Pool #C90492
          6.00%, 11/01/21                                         1,615,329
  525,312 Gold Pool #C90503
          6.00%, 12/01/21                                           528,983
   61,070 Gold Pool #C00098
          8.00%, 2/01/22                                             65,009
  123,287 Gold Pool #G80140
          7.00%, 12/17/22                                           127,660
   63,766 Gold Pool #D36389
          8.00%, 1/01/23                                             67,804
   53,049 Gold Pool #G00356

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          7.00%, 6/01/25                                              54,763
   10,858 Gold Pool #D67014
          7.50%, 1/01/26                                              11,377
  148,929 Gold Pool #G01480
          7.50%, 12/01/26                                            156,017
  189,510 Gold Pool #C00490
          8.00%, 1/01/27                                             202,149
  111,117 Gold Pool #C20273
          6.00%, 6/01/28                                             111,401
   14,151 Gold Pool #C00664
          7.50%, 9/01/28                                              14,808
    6,485 Pool #420171
          5.75%, 2/01/30                                               6,530
  232,742 Gold Pool #G01130
          8.00%, 2/01/30                                             248,205
  228,125 Pool #789483
          5.634%, 6/01/32                                            232,945
  497,820 Gold Pool #C69955
          6.50%, 8/01/32                                             508,544
4,821,600 Gold Pool #A15088
          5.50%, 10/01/33                                          4,716,954
1,958,035 Gold Pool #A47056
          5.00%, 9/01/35                                           1,863,467
                                                                  ----------
                                                                  15,360,237
                                                                  ----------
          Federal National Mortgage Association--14.5%
   22,829 Pool #195152
          7.00%, 1/01/08                                              23,007
   24,507 Pool #81860
          8.00%, 4/01/09                                              24,588
   52,241 Pool #278437
          7.50%, 5/01/09                                              53,630
   54,958 Pool #535630
          6.00%, 12/01/10                                             55,578
  192,151 Pool #406590
          6.25%, 11/01/12                                            195,575
  113,323 Pool #482513
          5.50%, 1/01/14                                             112,969
  239,594 Pool #535633
          5.50%, 12/01/14                                            238,845
  117,198 Pool #323956
          7.50%, 12/01/14                                            122,715
  767,892 Pool #535377
          8.00%, 6/01/15                                             815,070
  160,576 Pool #535634
          5.50%, 8/01/15                                             160,074
  750,966 Pool #6222
          9.00%, 4/01/16                                             782,124
  668,235 Pool #711995
          4.00%, 9/01/18                                             626,460
1,240,094 Pool #252210
          6.50%, 2/01/19                                           1,274,916
  143,883 Pool #252711
          7.00%, 9/01/19                                             148,618
  311,937 Pool #86688
          4.748%, 10/01/19                                           311,643
  146,899 Pool #604312
          6.50%, 6/01/21                                             151,009
  373,943 Pool #254044
          6.50%, 10/01/21                                            383,627
  467,404 Pool #254232

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          6.50%, 3/01/22                                            479,182
   29,940 Pool #124118
          9.00%, 3/01/22                                             32,334
  553,450 Pool #254354
          7.00%, 5/01/22                                            570,998
   19,627 Pool #159860
          7.50%, 6/01/22                                             20,480
  150,702 Pool #164906
          6.87%, 7/01/22                                            154,790
   46,647 Pool #50748
          7.50%, 6/01/23                                             48,701
  175,005 Pool # 255052
          4.00%, 11/01/23                                           159,111
  151,180 Pool #334595
          7.50%, 11/01/23                                           159,435
  144,673 Pool #326382
          7.00%, 3/01/24                                            148,958
  213,783 Pool #255232
          4.50%, 5/01/24                                            200,662
  251,126 Pool #300404
          7.00%, 5/01/24                                            258,857
    6,983 Pool #64195
          7.69%, 11/01/24 FRN                                         6,962
   70,251 Pool #70319
          7.812%, 12/01/24                                           73,666
  135,686 Pool #308497
          8.00%, 5/01/25 FRN                                        144,421
   23,344 Pool #320514
          6.50%, 9/01/25                                             23,931
  458,283 Pool #335054
          6.00%, 1/01/26                                            464,537
  112,224 Pool #446431
          8.50%, 10/01/26                                           120,095
  123,720 Pool #415330
          8.00%, 12/01/26                                           131,503
  543,502 Pool #504474
          5.44%, 1/01/27 FRN                                        548,088
  101,911 Pool #496045
          8.00%, 1/01/28                                            108,233
   48,128 Pool #251498
          6.50%, 2/01/28                                             49,345
   39,203 Pool #403470
          6.00%, 5/01/28                                             39,655
   32,595 Pool #441759
          6.00%, 9/01/28                                             32,675
1,283,710 Pool #252034
          7.00%, 9/01/28                                          1,340,381
  653,351 Pool #755598
          5.00%, 11/01/28                                           624,284
   59,143 Pool #449154
          6.00%, 12/01/28                                            59,288
   85,006 Pool #457916
          7.50%, 12/01/28                                            89,496
  515,314 Pool #70849
          4.578%, 1/01/29                                           521,386
  334,198 Pool #252334
          6.50%, 2/01/29                                            346,886
   84,252 Pool #252518
          7.00%, 5/01/29                                             87,997
   43,613 Pool #252570
          6.50%, 7/01/29                                             44,712
   26,329 Pool #535182

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          8.00%, 10/01/29                                             28,254
  108,603 Pool #569042
          7.50%, 11/01/29                                            113,439
   98,859 Pool #530528
          5.119%, 4/01/30 FRN                                        100,898
  198,435 Pool #601649
          6.00%, 9/01/31                                             200,914
  843,576 Pool #606866
          5.999%, 10/01/31                                           843,366
  219,150 Pool #587839
          6.00%, 10/01/31                                            219,442
  120,774 Pool #615519
          6.00%, 11/01/31                                            120,935
  551,339 Pool #254484
          6.50%, 12/01/31                                            565,293
   34,267 Pool #645256
          6.50%, 7/01/32                                              35,035
  431,851 Pool #743490
          4.00%, 10/01/33                                            385,833
  443,083 Pool #552466
          5.469%, 6/01/34                                            442,967
  854,696 Pool #827804
          6.00%, 3/01/35                                             855,835
  725,916 Pool #555255
          6.166%, 4/01/40 FRN                                        739,303
                                                                  ----------
                                                                  17,223,011
                                                                  ----------
          Government National Mortgage Association--3.1%
      532 Pool #10419
          8.00%, 9/15/06                                                 534
      346 Pool #12590
          8.00%, 9/15/06                                                 348
    1,894 Pool #14295
          8.00%, 1/15/07                                               1,919
   50,182 Pool #367439
          5.50%, 12/15/08                                             50,337
   79,026 Pool #360837
          6.50%, 3/15/09                                              80,341
  218,039 Pool #456880
          6.50%, 5/15/13                                             223,702
   69,897 Pool #476328
          7.00%, 6/15/13                                              72,300
  100,355 Pool #483935
          5.50%, 12/15/13                                            100,574
   67,585 Pool #2815
          6.00%, 9/20/14                                              68,260
   81,445 Pool #3005
          7.50%, 11/20/15                                             85,161
   99,159 Pool #3018
          7.50%, 12/20/15                                            103,683
  453,372 Pool #569502
          5.00%, 1/15/17                                             446,293
  109,723 Pool #583202
          5.50%, 3/15/17                                             109,817
    3,307 Pool #204365
          9.00%, 3/15/17                                               3,550
1,143,387 Pool #781586
          4.50%, 4/15/18                                           1,105,066
   83,428 Pool #247223
          9.00%, 4/15/18                                              89,749
    1,262 Pool #177793

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          9.50%, 5/15/19                                               1,388
   52,426 Pool #512821
          6.50%, 6/15/19                                              54,051
    2,473 Pool #284645
          8.50%, 2/15/20                                               2,669
  281,066 Pool #304288
          7.68%, 1/15/22                                             297,721
   33,591 Pool #8061
          5.13%, 10/20/22 FRN                                         33,603
    3,306 Pool #319650
          7.00%, 11/15/22                                              3,443
   42,257 Pool #356770
          7.50%, 4/15/23                                              44,480
    7,291 Pool #350532
          6.50%, 6/15/23                                               7,541
  114,305 Pool #351405
          6.50%, 1/15/24                                             118,303
    9,834 Pool #359470
          7.00%, 1/15/24                                              10,253
   23,529 Pool #376445
          6.50%, 4/15/24                                              24,351
    7,400 Pool #386348
          7.50%, 6/15/24                                               7,781
  149,912 Pool #780035
          6.50%, 7/15/24                                             155,155
  135,254 Pool #2080
          7.50%, 9/20/25                                             141,190
   61,748 Pool #780459
          7.00%, 11/15/26                                             64,441
   53,024 Pool #2345
          8.50%, 12/20/26                                             56,859
   13,383 Pool #464704
          8.00%, 7/15/28                                              14,321
   56,563 Pool #564751
          6.00%, 8/15/31                                              57,270
   79,706 Pool #3330
          4.50%, 12/20/32                                             74,366
                                                                  ----------
                                                                   3,710,820
                                                                  ----------
          Total Mortgage-Backed Securities
          (Cost $37,237,991)                                      36,294,068
                                                                  ----------
          COLLATERALIZED MORTGAGE OBLIGATIONS--6.8%
          Federal Home Loan Mortgage Corp.--1.6%
   33,378 Series 1176-H
          8.00%, 12/15/06                                             33,369
  557,938 Series 1602-H
          6.50%, 10/15/23                                            550,518
1,175,000 Series 1627-PJ
          6.00%, 3/15/23                                           1,178,763
  111,391 Series 2123-PE
          6.00%, 12/15/27                                            111,832
                                                                  ----------
                                                                   1,874,482
                                                                  ----------
          Federal National Mortgage Association--5.1%
  330,359 Series 1988-15A
          9.00%, 6/25/18                                             348,269
  220,537 Series 1992-136PK
          6.00%, 8/25/22                                             222,153
   53,191 Series 1992-172M

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          ------------
           7.00%, 9/25/22                                                54,754
   851,437 Series 1993-149M
           7.00%, 8/25/23                                               878,713
 3,010,989 Series 1993-178PK
           6.50%, 9/25/23                                             3,074,868
 1,242,000 Series 1993-203PL
           6.50%, 10/25/23                                            1,263,401
    45,183 Series 1993-253H PO
           .00%, 11/25/23                                                37,456
   197,708 Series 1993-255E
           7.10%, 12/25/23                                              206,397
                                                                   ------------
                                                                      6,086,011
                                                                   ------------
           Government National Mortgage Association--0.1%
   127,733 Series 1999-13PC
           6.00%, 3/20/28                                               127,936
                                                                   ------------
           Total Collateralized Mortgage Obligations
           (Cost $7,580,493)                                          8,088,429
                                                                   ------------

 NUMBER
OF SHARES
---------
           MONEY MARKET FUND--9.4%
11,142,547 BNY Hamilton Treasury Money Fund
           (Institutional Shares) 4.47% (a)
           (Cost $11,142,547)                                        11,142,547
                                                                   ------------
           Total Investments
           (Cost $119,280,566) (b)--99.6%                           118,583,076
           Other assets less liabilities--0.4%                          527,117
                                                                   ------------
           Net Assets--100.0%                                      $119,110,193
                                                                   ============

FRN Floating rate note. Coupon shown was in effect at March 31, 2006.
    Maturity date represents ultimate maturity.
PO  Principal Only.
(a) Represents annualized 7-day yield at March 31, 2006.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized depreciation was $697,490 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $1,159,314 and aggregated gross unrealized depreciation of $1,856,804.

   See previously submitted notes to financial statements in the annual report dated December 31, 2005.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

Schedule of Investments

March 31, 2006 (Unaudited)

                                                                    MOODY'S
PRINCIPAL                                                             /S&P   INTEREST MATURITY
 AMOUNT                                                             RATINGS*   RATE     DATE      VALUE
----------                                                          -------- -------- -------- -----------
           MUNICIPAL BONDS--97.6%
           Education--5.1%
$1,000,000 Dutchess County, New York, Industrial Development         A3/NR    5.750%   8/01/08 $ 1,045,530
           Agency (Bard College Civic Facilities)
 1,500,000 New York State Dormitory Authority, New York             Aaa/AAA   5.500    7/01/09   1,585,170
           University, Series A, AMBAC Insured +
 1,000,000 New York State Dormitory Authority Revenue, Columbia     Aaa/AAA   5.000    7/01/12   1,067,870
           University
 1,500,000 New York State Dormitory Authority Revenue, New York     Aaa/AAA   5.000    7/01/21   1,574,310
           University, FGIC Insured +
   500,000 New York State Dormitory Authority, Rochester Institute  Aaa/AAA   5.000    7/01/13     523,360
           of Technology, AMBAC Insured +
                                                                                               -----------
                                                                                                 5,796,240
                                                                                               -----------
           General Obligations--12.0%
   200,000 Bethlehem, New York, AMBAC Insured +                     Aaa/AAA   7.100   11/01/07     210,478
 1,000,000 Katonah-Lewisboro, New York, Union Free School           Aaa/NR    5.000    9/15/15   1,081,020
           District, Series B, FGIC Insured +
 1,000,000 New York, New York                                        A1/A+    5.000    8/01/14   1,027,290
   500,000 New York, New York, Series A                              A1/A+    6.250    8/01/08     511,295
   525,000 New York, New York, Series C                              A1/A+    5.500    8/15/08     546,431
    50,000 New York, New York, Series E                              A1/A+    7.500    2/01/07      50,149
 1,000,000 New York, New York, Series G                              A1/A+    5.000    8/01/06   1,005,020
 1,000,000 New York, New York, Series M, FSA Insured +              Aaa/AAA   5.000    4/01/18   1,056,370
 1,000,000 New York State, Series A                                  A1/AA    4.000    3/15/08   1,007,550
 2,750,000 New York State, Series A                                  A1/AA    5.250    3/15/15   2,941,042
 1,500,000 Onondaga County, New York,
           Series A                                                 Aa2/AA+   5.000    5/01/17   1,573,380
 1,000,000 Orange County, New York, Series A                        Aa1/NR    5.000    7/15/19   1,062,530
 1,000,000 Orange County, New York, Series A                        Aa1/NR    5.000    7/15/20   1,060,150
   500,000 Rockland County, New York, Series A                      A1/AA-    5.000   10/01/15     527,320
                                                                                               -----------
                                                                                                13,660,025
                                                                                               -----------
           Healthcare--5.0%
 3,250,000 New York State Dormitory Authority Revenue, Memorial     Aaa/AAA   5.000    7/01/20   3,388,157
           Sloan-Kettering Center, Series 1, MBIA Insured +
   680,000 New York State Medical Care Facilities Finance Agency     NR/NR    6.375   11/15/20     694,974
           Revenue, Series A
 1,100,000 Westchester County, New York, Healthcare Corp., Series B Aaa/AAA   5.125   11/01/15   1,153,053

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST  MATURITY
 AMOUNT                                             RATINGS*   RATE      DATE     VALUE
 ------                                             -------- --------  -------- ---------
  400,000 Westchester County, New York,
          Healthcare Corp., Series B                Aaa/AAA   5.250    11/01/11   425,332
                                                                                ---------
                                                                                5,661,516
                                                                                ---------
          Housing--5.5%
   55,000 New York State Housing Finance
          Agency, Multi-Family Mortgage,
          Series A                                  Aaa/AA    7.000     8/15/22    55,426
1,000,000 New York State Mortgage Revenue -
          Homeowner Mortgage, Series 70             Aa1/NR    5.375    10/01/17 1,019,870
1,000,000 New York State Mortgage Revenue -
          Homeowner Mortgage, Series 80             Aa1/NR    5.100    10/01/17 1,029,810
1,000,000 New York State Mortgage Revenue -
          Homeowner Mortgage, Series 95             Aa1/NR    5.500    10/01/17 1,042,740
2,000,000 New York State Urban Development
          Corp.                                     Aaa/AAA   5.500     7/01/16 2,048,720
1,000,000 Puerto Rico Housing Finance Authority,
          Capital Fund Program                      Aa3/AA    5.000    12/01/18 1,044,580
                                                                                ---------
                                                                                6,241,146
                                                                                ---------
          Industrial Development Bonds--2.8%
2,175,000 Hempstead Township-New York
          Industrial Development Agency (American
          Refinery Fuel Co. Project), MBIA
          Insured +                                 Aaa/AAA   5.000    12/01/07 2,221,328
1,000,000 Hempstead Township-New York
          Industrial Development Agency (American
          Refinery Fuel Co. Project), MBIA
          Insured +                                 Aaa/AAA   5.000    12/01/09 1,027,370
                                                                                ---------
                                                                                3,248,698
                                                                                ---------
          Other--2.6%
1,000,000 Liberty, New York Development Corp
          Revenue/Goldman Sachs Headquarters        Aa3/A+    5.000    10/01/15 1,059,330
1,800,000 New York State Dormitory Authority,
          Lease Revenue Court Facilities,
          Westchester County, AMBAC Insured +       Aa1/AA+   5.125     8/01/12 1,889,136
                                                                                ---------
                                                                                2,948,466
                                                                                ---------
          Pre-Refunded/Escrowed Securities--8.8%
1,000,000 Erie County, New York, Water
          Authority,
          Waterworks Revenue, Series A, AMBAC
          Insured+                                  Aaa/AAA    .000(a) 12/01/06   978,160
1,000,000 Metropolitan Transportation Authority
          New York,
          Transportation Facilities Revenue, Series
          B-2, MBIA Insured+, ETM                   Aaa/AAA   5.000     7/01/17 1,035,910
1,000,000 New York State Dormitory Authority
          Lease Revenue, Series A                    A2/A+    5.375     5/15/21 1,092,860
  860,000 New York State Dormitory Authority
          Revenue, Mental Health Facilities,
          Series B                                  NR/AA-    5.250     2/15/18   931,337
  600,000 New York State Dormitory Authority
          Revenue, New York Public Library, Series
          A, MBIA Insured+, ETM                     Aaa/AAA    .000     7/01/10   514,074

                                                  MOODY'S
PRINCIPAL                                           /S&P   INTEREST MATURITY
 AMOUNT                                           RATINGS*   RATE     DATE     VALUE
 ------                                           -------- -------- -------- ----------
  390,000 New York State Environmental Facilities
          Corp., Series C, ETM                    Aaa/AAA   5.250    6/15/12    406,536
  135,000 New York State Housing Finance
          Agency, State University Construction,
          ETM                                     Aaa/AAA   6.500   11/01/06    136,169
  235,000 New York State Medical Care Facilities
          Finance Agency Revenue, Series A,
          SONYMA Insured +                         NR/NR    6.375   11/15/20    240,480
1,000,000 New York State Thruway Authority
          Service Contract Revenue, Highway &
          Bridge Trust Fund, Series B, MBIA
          Insured +                               Aaa/AAA   5.250    4/01/16  1,075,470
   15,000 New York State Thruway Authority,
          Highway and Bridges Trust Fund,
          Series A                                NR/AAA    5.000    4/01/10     15,718
  990,000 New York State Urban Development
          Corp., Personal Income Tax Facility,
          Series A                                 A1/AA    5.375    3/15/17  1,074,259
  750,000 Suffolk County, New York, Series B,
          FGIC Insured +                          Aaa/AAA   5.000   10/01/13    791,670
  120,000 Suffolk County, New York, Water
          Authority, Waterworks Revenue, MBIA
          Insured +                               Aaa/AAA   4.000    6/01/14    121,573
   40,000 Suffolk County, New York, Water
          Authority, Waterworks Revenue, MBIA
          Insured +                               Aaa/AAA   5.100    6/01/07     40,725
  500,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series B, ETM          Aa2/AAA   5.500    1/01/07    507,460
1,000,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series Y, ETM          Aa2/AAA   6.000    1/01/12  1,091,180
                                                                             ----------
                                                                             10,053,581
                                                                             ----------
          Special Tax--19.1%
1,000,000 Metropolitan Transportation Authority
          Dedicated Tax Fund, Series A            A1/AA-    5.000   11/15/06  1,009,110
2,000,000 Metropolitan Transportation Authority
          Dedicated
          Tax Fund, Series A, FGIC Insured +      Aaa/AAA   5.250   11/15/15  2,133,580
1,850,000 Municipal Assistance Corp. for New
          York, Series G                          Aaa/AAA   6.000    7/01/07  1,905,963
1,000,000 Nassau County, New York Interim
          Finance Authority, MBIA Insured +       Aaa/AAA   5.000   11/15/16  1,064,700
1,000,000 Nassau County, New York Interim
          Finance Authority Sales Tax, Series A,
          AMBAC Insured +                         Aaa/AAA   5.000   11/15/17  1,057,820
1,500,000 Nassau County, New York Interim
          Finance Authority, Series B, AMBAC
          Insured +                               Aaa/AAA   5.000   11/15/16  1,583,925
2,000,000 New York, New York City Transitional
          Finance Authority, Series A             Aa1/AAA   5.500   11/15/17  2,178,260
  930,000 New York, New York City Transitional
          Finance Authority, Series B, MBIA-IBC
          Insured +                               Aaa/AAA   4.750   11/15/15    953,622
1,000,000 New York, New York City Transitional
          Finance Authority, Series C             Aa1/AAA   5.375    2/01/13  1,071,050
1,000,000 New York, New York City Transitional
          Finance Authority, Series C             Aa1/AAA   5.375    2/15/14  1,070,470
1,000,000 New York State Dormitory Authority

                                                  MOODY'S
PRINCIPAL                                           /S&P   INTEREST MATURITY
 AMOUNT                                           RATINGS*   RATE     DATE     VALUE
 ------                                           -------- -------- -------- ----------
          Revenue, State Personal Income Tax,
          Series A                                 NR/AA    5.000    3/15/16  1,051,120
1,000,000 New York State Local Government
          Assistance Corp., Series A               A1/AA    5.400    4/01/13  1,026,780
1,500,000 New York State Local Government
          Assistance Corp., Series A               A1/AA    5.400    4/01/15  1,540,170
2,000,000 New York State Local Government
          Assistance Corp., Series A-1            Aaa/AAA   5.000    4/01/13  2,129,220
1,000,000 New York State Local Government
          Assistance Corp., Series C               A1/AA    6.000    4/01/08  1,045,320
1,000,000 South Orangetown, New York, Central
          School District, Tax Anticipation Notes  NR/NR    3.750    6/30/06  1,000,580
                                                                             ----------
                                                                             21,821,690
                                                                             ----------
          State Appropriation--15.2%
1,000,000 New York State Dormitory Authority
          Revenue                                 NR/AA-    5.000    7/01/18  1,049,000
  595,000 New York State Dormitory Authority,
          FGIC Insured+                           NR/AAA    5.000    7/01/18    634,698
  405,000 New York State Dormitory Authority,
          FGIC Insured+                           NR/AAA    5.000    7/01/18    426,720
  250,000 New York State Dormitory Authority
          Revenue, Albany County                  A3/AA-    5.500    4/01/08    258,305
2,370,000 New York State Dormitory Authority
          Revenue, City University Construction,
          Series A, FGIC-TCRS Insured +           Aaa/AAA   5.750    7/01/18  2,663,785
  140,000 New York State Dormitory Authority
          Revenue, Mental Health Facilities,
          Series B                                NR/AA-    5.250    2/15/18    148,508
1,500,000 New York State Dormitory Authority
          Revenue, Series B, VRN                  A2/AA-    5.250   11/15/23  1,602,540
  800,000 New York State Dormitory Authority
          Revenue, State University, MBIA-IBC
          Insured +                               Aaa/AAA   5.000    5/15/15    827,992
  500,000 New York State Dormitory Authority
          Revenue, State University Dormitory
          Facilities, Series A                    A1/AA-    5.500    7/01/10    531,825
  500,000 New York State Dormitory Authority
          Revenue, State University Educational
          Facilities, Series A, CAPMAC-ITC
          Insured +                               Aaa/AAA   5.250    5/15/15    539,905
1,500,000 New York State Dormitory Authority
          Revenue, State University Educational
          Facilities, Series A, MBIA-IBC
          Insured +                               Aaa/AAA   5.875    5/15/11  1,643,925
1,105,000 New York State Dormitory Authority
          Revenue, Upstate Community College,
          AMBAC Insured +                         Aaa/AAA   5.000    7/01/14  1,154,891
  485,000 New York State Thruway Authority,
          Highway and Bridges Trust Fund,
          Series A                                NR/AAA    5.000    4/01/10    507,165
  750,000 New York State Thruway Authority
          Service Contract Revenue, Highway &
          Bridge Trust Fund                       A2/AA-    5.625    4/01/07    765,008
  500,000 New York State Thruway Authority
          Service Contract Revenue, Highway &
          Bridge Trust Fund                       A2/AA-    6.000    4/01/07    511,735
1,000,000 New York State Thruway Authority,

                                                   MOODY'S
PRINCIPAL                                            /S&P   INTEREST MATURITY
 AMOUNT                                            RATINGS*   RATE     DATE     VALUE
 ------                                            -------- -------- -------- ----------
          Highway and Bridge, General Purpose,
          Series B, FSA Insured +                  Aaa/AAA   4.750    4/01/19  1,032,450
  485,000 New York State Thruway Authority,
          Highway and Bridges Trust Fund,
          Series A                                 NR/AAA    5.000    4/01/10    507,165
3,000,000 New York State Urban Development
          Corp., Correctional Facilities, Series A A2/AA-    5.000    1/01/08  3,063,809
                                                                              ----------
                                                                              17,362,261
                                                                              ----------
          Transportation--8.2%
1,000,000 New York State Thruway Authority
          General Revenue, Series F, AMBAC
          Insured+                                 Aaa/AAA   5.000    1/01/19  1,055,760
2,000,000 Port Authority of New York & New
          Jersey, Series 125                       Aaa/AAA   5.000   10/15/19  2,108,840
1,000,000 Port Authority of New York & New
          Jersey, Series 128                       Aaa/AAA   5.000   11/01/18  1,058,460
1,000,000 Port Authority of New York and New
          Jersey, Series 142                       A1/AA-    5.000    7/15/21  1,050,490
1,000,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series A                Aa2/AA-   5.250    1/01/16  1,066,220
2,000,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series B                Aa2/AA-   5.250   11/15/16  2,146,980
  775,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series B                Aa2/AA-   5.250   11/15/17    832,466
                                                                              ----------
                                                                               9,319,216
                                                                              ----------
          Utilities--13.3%
1,000,000 Long Island Power Authority, New York
          Electric System Revenue, Series A         A3/A-    5.000    6/01/06  1,002,490
1,000,000 Long Island Power Authority, New York
          Electric System Revenue, Series A,
          AMBAC Insured +                          Aaa/AAA   5.500   12/01/10  1,074,760
2,000,000 Long Island Power Authority, New York
          Electric System Revenue, Series B         A3/A-    5.250    6/01/14  2,151,380
1,500,000 New York State Environmental Facilities
          Corp. Clean Water Revolving Funds,
          New York City Municipal Water Project,
          Series D                                 Aaa/AAA   5.250    6/15/14  1,634,565
  150,000 New York State Environmental Facilities
          Corp., Pollution Control Revenue,
          Series A                                 Aaa/AAA   7.000    6/15/12    150,411
    5,000 New York State Environmental Facilities
          Corp., Pollution Control Revenue,
          Series C                                 Aa2/A+    7.200    3/15/11      5,037
1,000,000 New York State Environmental Facilities
          Corp., Series B                          Aaa/AAA   5.250    6/15/17  1,070,980
  775,000 New York State Environmental Facilities
          Corp., Series B                          Aaa/AAA   5.250    6/15/19    830,010
1,000,000 New York State Environmental Facilities
          Corp.,
          Sub-Series E                             Aa1/AA    5.375    6/15/15  1,078,600
  110,000 New York State Environmental Facilities
          Corp., Unrefunded Balance, Series C      Aaa/AAA   5.250    6/15/12    114,545
1,450,000 New York State Power Authority,
          Series A                                 Aa2/AA-   5.250   11/15/16  1,556,561
2,500,000 New York State Power Authority,
          Series A                                 Aa2/AA-   5.000   11/15/17  2,641,850

                                              MOODY'S
PRINCIPAL                                       /S&P   INTEREST   MATURITY
 AMOUNT                                                                       VALUE
 ------                                       RATINGS*   RATE       DATE   ------------
1,380,000 Suffolk County, New York, Water
          Authority, Waterworks Revenue, MBIA
          Insured +                           Aaa/AAA    4.000    6/01/14     1,380,221
  460,000 Suffolk County, New York, Water
          Authority, Waterworks Revenue, MBIA
          Insured +                           Aaa/AAA    5.100    6/01/07       468,124
                                                                           ------------
                                                                             15,159,533
                                                                           ------------
          Total Municipal Bonds
          (Cost $110,227,920)                                               111,272,372
                                                                           ------------
 NUMBER
OF SHARES
---------
          TAX-EXEMPT MONEY MARKET FUND--1.1%
1,224,685 BNY Hamilton New York Tax-Exempt
          Money Fund (Hamilton Shares)                  2.870 (b)
          (Cost $1,224,685)                                                   1,224,685
                                                                           ------------
          Total Investments
          (Cost $111,452,523) (c)--98.7%                                    112,497,057
          Other assets less liabilities--1.3%                                 1,544,430
                                                                           ------------
          Net Assets--100.0%                                               $114,041,487
                                                                           ============

  AMBAC    American Municipal Bond Assurance Corp.
CAPMAC-ITC Capital Markets Assurance Corp. - Insured Trust Certificate.
   ETM     Escrowed to maturity.
   FGIC    Financial Guaranty Insurance Company.
   FSA     Federal Security Association.
   MBIA    Municipal Bond Investor Assurance.
 MBIA-IBC  Insured Bond Certificate
    NR     Not Rated.
  SONYMA   State of New York Mortgage Authority
    *      Unaudited.
    + Insured or guaranteed by the indicated municipal bond insurance corporation.
   (a) Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2006.
   (b)     Represents annualized 7 day yield at March 31, 2006.
   (c) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31, 2006, net unrealized appreciation was $1,044,452 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,677,193 and aggregate gross unrealized depreciation of $632,741.

See previously submitted notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Schedule of Investments

March 31, 2006 (Unaudited)

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST MATURITY
 AMOUNT                                             RATINGS*   RATE     DATE     VALUE
 ------                                             -------- -------- -------- ----------
           MUNICIPAL BONDS--98.6%
           Education--21.2%
$2,000,000 Colorado University Enterprise System
           Revenue, Series A, FGIC Insured +        Aaa/AAA   4.750%   6/01/16 $2,065,920
 1,260,000 Connecticut State Health & Educational
           Facility Authority Revenue, Series H,
           FSA Insured +                            Aaa/AAA   5.000   11/01/14  1,351,400
 2,500,000 District of Columbia (Georgetown
           University), Series A, MBIA Insured +    Aaa/AAA   6.000    4/01/18  2,654,075
 5,000,000 Illinois Educational Facility Authority
           Revenues, Series B-1                     Aa1/AA    3.450    7/01/36  4,963,450
 1,105,000 Indiana State Financial Authority
           Revenue (Collegiate Project)             Aa2/AA    3.750    5/01/10  1,104,271
 1,000,000 Indiana State Financial Authority
           Revenue (Collegiate Project)             Aa2/AA    5.000    5/01/15  1,064,290
 1,425,000 Indiana University Student Fee, Series
           N, MBIA Insured +                        Aaa/AAA   5.000    8/01/11  1,503,745
 2,825,000 Metropolitan Govt. Nashville and
           Davidson County, Tennessee, H & E
           Facility (Vanderbilt University)         Aa2/AA    5.000   10/01/19  2,945,373
 1,000,000 Minnesota State Higher Educational
           Facilities Authority Revenue (Carleton
           College)                                 Aa2/NR    5.300   11/01/13  1,026,530
 1,410,000 Minnesota State Higher Educational
           Facilities Authority Revenue (Macalester
           College), Series 6B                      Aa3/NR    5.000    3/01/14  1,498,238
 2,050,000 New Jersey State Educational Facility
           Authority Revenue (Institutes of
           Technology), Series B, AMBAC
           Insured +                                Aaa/AAA   5.000    7/01/21  2,144,977
 1,000,000 New Jersey State Educational Facility
           Authority Revenue (Rowan University),
           Series C, FGIC Insured +                 Aaa/AAA   5.250    7/01/13  1,072,170
 1,140,000 New York State Dormitory Authority
           Revenue (Barnard College), AMBAC
           Insured +                                Aaa/AAA   5.250    7/01/16  1,172,775
 2,000,000 New York State Dormitory Authority
           Revenue (Columbia University),
           Series A                                 Aaa/AAA   5.250    7/01/21  2,165,060
 1,000,000 New York State Dormitory Authority
           Revenue (Cornell University)             Aa1/AA+   5.400    7/01/14  1,024,090
 1,000,000 Southwest Higher Education Authority
           Revenue, (Southern Methodist University
           Project), AMBAC Insured +                Aaa/AAA   5.500   10/01/14  1,089,110
 1,000,000 Swarthmore Borough Authority
           Pennsylvania (Swarthmore College)        Aa1/AA+   5.000    9/15/08  1,031,940
 1,000,000 Swarthmore Borough Authority
           Pennsylvania (Swarthmore College)        Aa1/AA+   5.250    9/15/09  1,051,220
   280,000 Texas A & M University Revenue            NR/NR    5.000    5/15/08    284,124

                                                     MOODY'S
PRINCIPAL                                              /S&P   INTEREST MATURITY
 AMOUNT                                              RATINGS*   RATE     DATE     VALUE
 ------                                              -------- -------- -------- ----------
2,260,000 Texas A & M University Revenue,
          Series A                                   Aa1/AA+   5.375    5/15/15  2,410,290
2,000,000 Texas Technical University Revenue,
          Series 9, AMBAC Insured +                  Aaa/AAA   5.000    2/15/12  2,116,860
5,000,000 University of Illinois, Auxiliary
          Facilities System, Series A, MBIA
          Insured +                                  Aaa/AAA   5.000    4/01/26  5,213,400
2,405,000 University of Maryland Systems
          Auxiliary Facilities & Tuition Revenue,
          Series A                                   Aa2/AA    5.000    4/01/17  2,536,217
2,000,000 University of Missouri, Systems Facilities
          Revenue (Curators), Series A               Aa2/AA    5.000   11/01/12  2,127,780
2,000,000 University of Nebraska, Lincoln Student
          Fees & Facilities, Series B                Aa2/AA-   5.000    7/01/28  2,057,480
1,000,000 University of North Carolina, Series A     Aa1/AA+   5.000   12/01/12  1,065,490
1,665,000 University of Virginia, Series B           Aaa/AAA   5.000    6/01/18  1,761,387
                                                                                ----------
                                                                                50,501,662
                                                                                ----------
          General Obligations--26.1%
1,000,000 Aldine, Texas, Independent School
          District, PSF-GTD                          Aaa/AAA   5.375    2/15/09  1,014,030
1,800,000 Anchorage, Alaska, Series A, MBIA
          Insured +                                  Aaa/AAA   5.500    6/01/20  1,963,314
3,000,000 Austin, Texas                              Aa2/AA+   5.000    9/01/17  3,146,340
1,000,000 Bushland, Texas, Independent School
          District, PSF-GTD                          NR/AAA    5.000    2/15/28  1,029,220
5,000,000 California State Economic Recovery,
          Series A                                   Aa3/AA-   5.000    7/01/15  5,333,600
2,800,000 Charlotte, North Carolina, Series C        Aaa/AAA   5.000    4/01/13  2,996,840
  260,000 Chicago, Illinois Park District, Series C,
          FGIC Insured +                             Aaa/AAA   5.500    1/01/17    278,034
3,000,000 Chicago, Illinois, FSA Insured +           Aaa/AAA   5.500    1/01/12  3,244,919
1,000,000 Connecticut State, Series D, FSA
          Insured +                                  Aaa/AAA   5.000    8/01/07  1,018,760
2,000,000 Durham County, North Carolina,
          Series B                                   Aaa/AAA   5.000    4/01/15  2,110,440
1,000,000 Garden State Preservation Trust,
          Series C, FSA Insured +                    Aaa/AAA   5.125   11/01/16  1,084,750
1,300,000 Harris County, Texas                       Aa1/AA+   5.000    8/15/14  1,321,567
  390,000 Houston, Texas, Public Improvement,
          Series A                                   Aa3/AA-   5.250    3/01/13    404,227
3,000,000 Houston, Texas, School District            Aaa/AAA   5.000    2/15/19  3,157,920
2,000,000 Illinois State, 1st Series                 Aa3/AA    5.000    8/01/07  2,036,220
1,140,000 King County, Washington, Public
          Transportation, Series A                   Aa1/AA+   5.000   12/01/14  1,185,224
1,575,000 Klein, Texas, Independent School
          District                                   Aaa/AAA   5.000    8/01/19  1,645,166
1,340,000 Minnesota State                            Aa1/AAA   5.000   11/01/18  1,378,940
1,290,000 Montana State, Long Range Building
          Program, Series D                          Aa3/AA-   5.000    8/01/08  1,330,803
1,260,000 Nevada State Municipal Bond Bank
          Project #66 & #67, Series A                Aa2/AA    5.250    5/15/10  1,301,542
2,300,000 New York, New York                          A1/A+    5.000    8/01/08  2,367,551
5,000,000 New York, New York                          A1/A+    5.000    8/01/09  5,191,800
1,300,000 Ohio State Revenue, AMBAC
          Insured +                                  Aaa/AAA   5.000   10/01/11  1,378,104
3,000,000 Plano, Texas, Independent School
          District, PSF-GTD                          Aaa/AAA   5.000    2/15/18  3,136,650
3,260,000 Royse City Independent School

                                                MOODY'S
PRINCIPAL                                         /S&P   INTEREST MATURITY
 AMOUNT                                         RATINGS*   RATE     DATE     VALUE
 ------                                         -------- -------- -------- ----------
          District/TX , PSF-GTD Insured + (a)   NR/AAA     .000    8/15/14  2,282,000
1,650,000 Socorro, Texas, Independent School
          District, PSF-GTD                     NR/AAA    5.375    8/15/19  1,761,095
2,755,000 Texas State Refunding Water Financial
          Assistance, Series A & C              Aa1/AA    5.000    8/01/09  2,835,914
3,385,000 Texas State Water Development         Aa1/AA    5.500    8/01/16  3,462,787
1,490,000 Washington State, Series R-98A        Aa1/AA    5.000    7/01/12  1,511,724
1,250,000 Washington State, Series R-98A        Aa1/AA    5.000    7/01/14  1,268,225
                                                                           ----------
                                                                           62,177,706
                                                                           ----------
          Housing--7.4%
1,740,000 California Statewide Community
          Development Authority Revenue         Aaa/AAA   5.250    7/01/15  1,879,583
1,210,000 Colorado Housing & Finance Authority
          Single Family Mortgage Class I-A-4    Aaa/AAA   4.900   11/01/11  1,256,730
2,250,000 Illinois Housing Development
          Authority Multi-family Revenue,
          GNMA COLLATERAL Insured +             NR/AAA    4.125   10/20/16  2,234,183
  715,000 Maine State Housing Authority-Housing
          Mortgage Finance Program, Series C    Aa1/AA+   5.300   11/15/23    742,592
1,120,000 Missouri State Housing Development
          Single Family Mortgage Revenue
          (Homeown Loan Program), Series A,
          GNMA/FNMA Insured +                   NR/AAA    5.050    9/01/24  1,141,952
1,165,000 Nebraska Housing Finance Authority
          Single Family, Series D,
          GNMA/FNMA/FHLMC Insured +             NR/AAA    5.250    9/01/22  1,192,878
1,750,000 Nebraska Housing Finance Authority,
          Single Family, Series A,
          GNMA/FNMA/FHLMC Insured +             NR/AAA    4.700    9/01/21  1,746,133
1,500,000 New York State Mortgage Agency,
          Series 101                            Aa1/NR    5.000   10/01/18  1,526,310
2,000,000 New York State Mortgage Agency,
          Series 130                            Aa1/NR    4.500   10/01/21  1,986,759
1,000,000 Pennsylvania Housing Finance Agency
          Single Family Mortgage, Series 73B    Aa2/AA+   5.000    4/01/16  1,033,620
1,950,000 Texas State Department of Housing and
          Community Affairs, Series A,
          GNMA/FNMA/MBIA Insured +              Aaa/AAA   5.450    9/01/23  2,022,872
  855,000 Vermont Housing Finance Agency,
          Series 16A, FSA Insured +             Aaa/AAA   4.850    5/01/11    860,857
                                                                           ----------
                                                                           17,624,469
                                                                           ----------
          Other--4.0%
1,000,000 Liberty, New York Development Corp
          Revenue/Goldman Sachs Headquarters    Aa3/A+    5.000   10/01/15  1,059,330
1,000,000 New York State Dormitory Authority
          Lease Revenue Court Facilities,
          Westchester County, AMBAC Insured +   Aa1/AA+   5.250    8/01/13  1,052,860
1,000,000 North Carolina Infrastructure Finance
          Corp., Series A                       Aa2/AA+   5.000    2/01/22  1,043,460
1,000,000 North Carolina Infrastructure Finance
          Corp., Series A                       Aa2/AA+   5.000    2/01/23  1,041,980
5,200,000 Oklahoma Development Finance
          Authority Revenue (Samuel Roberts
          Noble, Inc.)                          Aaa/AAA   5.000    5/01/08  5,348,616
                                                                           ----------
                                                                            9,546,246
                                                                           ----------

                                                     MOODY'S
PRINCIPAL                                              /S&P   INTEREST MATURITY
 AMOUNT                                              RATINGS*   RATE     DATE     VALUE
 ------                                              -------- -------- -------- ----------
          Pre-Refunded/Escrowed Securities--12.9%
  820,000 Chicago, Illinois Park District, Series C,
          FGIC Insured +                             Aaa/AAA   5.500    1/01/17    887,757
1,000,000 Jacksonville, Florida, Health Facilities
          Authority Hospital Revenue (Charity
          Obligation Group), Series C, ETM           Aa2/NR    4.875    8/15/07  1,016,880
1,135,000 Lower Colorado River Authority, Texas
          Revenue, FSA Insured +, ETM                Aaa/AAA   5.000    1/01/15  1,216,300
  115,000 Monroe County New York, AMBAC
          Insured +                                  Aaa/AAA   6.000    6/01/11    115,444
   25,000 New Jersey State Turnpike Authority
          Revenue, ETM                               Aaa/AAA   5.875    1/01/08     25,507
3,000,000 New York City, New York Transitional
          Finance Authority Revenue, Series B,
          ETM                                        Aa1/AAA   5.100   11/15/07  3,075,420
  615,000 New York, New York City Transitional
          Finance Authority Revenue (Future Tax),
          Series A                                   Aa1/AAA   5.375   11/15/21    670,836
3,385,000 New York, New York City Transitional
          Finance Authority Revenue                  Aa1/AAA   5.375   11/15/21  3,639,619
8,505,000 North Carolina Eastern Municipal Power
          Agency System Revenue, Series A,
          ETM                                        Aaa/BBB   5.000    1/01/17  9,140,239
4,000,000 North Carolina Municipal Power Agency
          No. 1, Catawaba Electric Revenue,
          ETM                                        A3/AAA    5.500    1/01/13  4,340,960
1,000,000 Omaha, Nebraska, Series A, ETM             Aaa/AAA   6.500   12/01/16  1,211,500
5,000,000 Portland, Oregon Sewer System
          Revenue, Series A                          Aaa/AAA   5.750    8/01/18  5,406,650
                                                                                ----------
                                                                                30,747,112
                                                                                ----------
          Special Tax--3.4%
1,100,000 Chicago, Illinois Sales Tax Revenue,
          FGIC Insured +                             Aaa/AAA   5.000    1/01/08  1,125,080
2,000,000 Indianapolis Industrial Local Public
          Improvement Bank, Series A                 Aaa/AAA   5.500    2/01/08  2,065,900
2,000,000 New York State Local Government
          Assistance Corp., Series A, AMBAC
          Insured +                                  Aaa/AAA   5.000    4/01/09  2,045,180
  100,000 New York State Local Government
          Assistance Corp., Series A, Floating Rate
          Note ++                                    Aa2/AA-   3.140    4/01/22    100,000
2,595,000 New York State Local Government
          Assistance Corp., Series C                  A1/AA    6.000    4/01/12  2,826,656
                                                                                ----------
                                                                                 8,162,816
                                                                                ----------
          State Appropriation--4.0%
2,000,000 Metropolitan Transportation Authority,
          Series A, FGIC Insured +                   Aaa/AAA   5.250    4/01/13  2,079,400
1,000,000 New York State Dormitory Authority
          Revenue State University Educational
          Facilities                                 A2/AA-    6.000    5/15/07  1,024,840
2,450,000 New York State Dormitory Authority
          Revenue, 4201 School Program               A3/AA-    5.000    7/01/08  2,512,157
3,600,000 New York State Dormitory Authority
          Revenue, Series B, VRN                     A2/AA-    5.250   11/15/23  3,846,096
                                                                                ----------
                                                                                 9,462,493
                                                                                ----------

                                                  MOODY'S
PRINCIPAL                                           /S&P   INTEREST MATURITY
 AMOUNT                                           RATINGS*   RATE     DATE     VALUE
 ------                                           -------- -------- -------- ----------
          Transportation--10.1%
4,470,000 Metropolitan Washington Airport
          Authority, General Airport Revenue,
          Series B, MBIA Insured +                Aaa/AAA   5.250   10/01/12  4,643,257
2,100,000 New Hampshire State Turnpike System
          Revenue, FSA Insured +                  Aaa/AAA   5.250   10/01/17  2,254,539
3,340,000 New Jersey State Transportation Trust
          Fund Authority Revenue                  Aaa/AAA   5.500    6/15/22  3,674,868
5,000,000 New Jersey State Turnpike Authority
          Revenue, Series A                       Aaa/AAA   5.500    1/01/25  5,313,950
1,000,000 New Jersey State Turnpike Authority
          Revenue, Series A, FGIC Insured +       Aaa/AAA   5.000    1/01/19  1,053,010
1,200,000 New Jersey State Turnpike Authority
          Revenue, Series C, MBIA-IBC
          Insured +                               Aaa/AAA   6.500    1/01/08  1,258,212
2,610,000 New Mexico State Highway
          Commission, Series B                    Aa2/AA-   5.125    6/15/10  2,688,613
1,000,000 New York State Bridge Authority
          Revenue                                 Aa2/AA-   5.000    1/01/07  1,010,580
2,105,000 Port of Seattle, Washington Revenue,
          Series A, FGIC Insured +                Aaa/AAA   6.000   10/01/07  2,177,202
                                                                             ----------
                                                                             24,074,231
                                                                             ----------
          Utilities--9.1%
3,150,000 Dade County, Florida, Water & Sewer
          System Revenue, FGIC Insured +          Aaa/AAA   6.250   10/01/07  3,269,448
1,000,000 Energy Northwest Washington Electrical
          Revenue, Project No. 1, Series A, FSA
          Insured +                               Aaa/AAA   5.500    7/01/13  1,084,750
2,500,000 Long Island Power Authority, New York
          Electric System Revenue, Series A, FSA
          Insured + +                             Aaa/AAA   5.000   12/01/15  2,591,250
4,000,000 Long Island Power Authority, New
          York, Electric System Revenue,
          Series B                                 A3/A-    5.250   12/01/12  4,283,319
2,000,000 Michigan Municipal Bond Authority
          Revenue, Clean Water Revolving Fund     Aaa/AAA   5.250   10/01/18  2,123,340
  140,000 Nebraska Public Power District Revenue,
          Series A, MBIA Insured +                Aaa/AAA   5.250    1/01/14    144,805
2,000,000 New York State Environmental Facilities
          Corp., Clean Water Revolving Funds,
          New York City Municipal Water Project,
          Series D                                Aaa/AAA   5.000    6/15/21  2,093,380
2,000,000 New York State Power Authority,
          Series A                                Aa2/AA-   5.000   11/15/19  2,109,280
2,340,000 Omaha, Nebraska, Public Power District,
          Series A                                 NR/AA    7.625    2/01/12  2,607,275
1,320,000 Rhode Island Clean Water Protection
          Finance Agency, Series A                Aaa/AAA   5.000   10/01/11  1,383,281
                                                                             ----------
                                                                             21,690,128
                                                                             ----------
          Waste Management--0.4%
1,000,000 Connecticut State Resource Recovery
          Authority, Series A, MBIA Insured +     Aaa/AAA   5.500   11/15/12  1,030,440

                                              MOODY'S
PRINCIPAL                                       /S&P   INTEREST MATURITY
 AMOUNT                                       RATINGS*   RATE     DATE      VALUE
 ------                                       -------- -------- -------- ------------
          Total Municipal Bonds
          (Cost $234,194,160)                                             235,017,303
                                                                         ------------
 NUMBER
OF SHARES
---------
          TAX-EXEMPT MONEY MARKET FUND--0.2%
 427,576  BNY Hamilton New York Tax-Exempt
          Money Fund (Hamilton Shares)         2.870
          (Cost $427,576) (b)                                                 427,576
                                                                         ------------
          Total Investments
          (Cost $234,620,915) (c)--98.8%                                  235,444,879
          Other assets less liabilities--1.2%                               2,988,049
                                                                         ------------
          Net Assets--100.0%                                             $238,432,928
                                                                         ============

AMBAC    American Municipal Bond Assurance Corp.
ETM      Escrowed to maturity.
FGIC     Financial Guaranty Insurance Company.
FHLMC    Federal Home Loan Mortgage Corp.
FNMA     Federal National Mortgage Association.
FSA      Financial Security Assurance.
GNMA     Government National Mortgage Association.
MBIA     Municipal Bond Investors Assurance.
MBIA-IBC Municipal Bond Investors Assurance-Insured Bond Certificate.
NR       Not Rated.
PSF-GRD  Permanent School Fund Guarantee.
*        Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
++       Represents interest rate in effect at March 31, 2006, for Floating
         Rates Notes.
(a) Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2006.
(b)      Represents annualized 7 day yield at March 31, 2006.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized appreciation was $823,143 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,522,870 and aggregate gross unrealized depreciation of $1,699,727.

See previously submitted notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Diversification by State

March 31, 2006

                                                                   % OF
                                                                  TOTAL
                                                      VALUE     NET ASSETS
                                                   ------------ ----------
Alaska                                             $  1,963,314     0.8%
California                                            7,213,183     3.0
Colorado                                              3,322,650     1.4
Connecticut                                           3,400,600     1.4
District of Columbia                                  7,297,332     3.1
Florida                                               4,286,328     1.8
Illinois                                             19,983,043     8.4
Indiana                                               5,738,206     2.4
Maine                                                   742,592     0.3
Maryland                                              2,536,217     1.1
Michigan                                              2,123,340     0.9
Minnesota                                             3,903,708     1.6
Missouri                                              3,269,732     1.4
Montana                                               1,330,803     0.6
Nebraska                                              8,960,071     3.8
Nevada                                                1,301,542     0.6
New Hampshire                                         2,254,539     0.9
New Jersey                                           15,627,444     6.6
New Mexico                                            2,688,613     1.1
New York                                             51,569,992    21.6
North Carolina                                       21,739,409     9.1
Ohio                                                  1,378,104     0.6
Oklahoma                                              5,348,616     2.2
Oregon                                                5,406,650     2.3
Pennsylvania                                          3,116,780     1.3
Rhode Island                                          1,383,281     0.6
Tennessee                                             2,945,373     1.2
Texas                                                34,336,472    14.4
United States                                           427,576     0.2
Vermont                                                 860,857     0.4
Virginia                                              1,761,387     0.7
Washington                                            7,227,125     3.0
                                                   ------------   -----
Total value of investments                          235,444,879    98.8
Other assets less liabilities                         2,988,049     1.2
                                                   ------------   -----
Net Assets                                         $238,432,928   100.0%
                                                   ------------   -----

See previously submitted notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON U.S. BOND MARKET INDEX FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
             UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--45.2%

             Federal Home Loan Mortgage Corp.--14.1%
$  2,125,000 4.875%, 3/15/07                                        $ 2,119,785
   1,400,000 5.75%, 4/15/08                                           1,417,135
     625,000 5.125%, 7/15/12                                            623,029
     350,000 6.25%, 7/15/32                                             395,218
   8,489,434 5.00%, 9/01/35                                           8,079,418
                                                                    -----------
                                                                     12,634,585
                                                                    -----------
             Federal National Mortgage Association--4.4%
   1,275,000 3.25%, 2/15/09                                           1,212,344
     100,000 7.25%, 1/15/10                                             107,146
   1,225,000 4.375%, 3/15/13                                          1,167,337
     650,000 5.125%, 1/02/14                                            636,143
     200,000 5.00%, 4/15/15                                             197,964
     300,000 6.25%, 5/15/29                                             336,841
     301,380 6.00%, 1/01/32                                             301,781
                                                                    -----------
                                                                      3,959,556
                                                                    -----------
             Tennessee Valley Authority--0.2%
     165,000 6.15%, 1/15/38                                             184,719
                                                                    -----------
             United States Treasury Bonds--3.8%
     850,000 4.50%, 2/15/16                                             826,691
     875,000 7.25%, 8/15/22                                           1,085,068
     875,000 7.625%, 2/15/25                                          1,143,721
     350,000 5.375%, 2/15/31                                            368,430
                                                                    -----------
                                                                      3,423,910
                                                                    -----------
             United States Treasury Notes--22.7%
   4,425,000 2.75%, 8/15/07                                           4,301,409
   5,000,000 5.625%, 5/15/08                                          5,078,319
   3,425,000 4.75%, 11/15/08                                          3,417,777
   2,750,000 5.75%, 8/15/10                                           2,850,224
   1,175,000 5.00%, 8/15/11                                           1,185,327
     500,000 4.875%, 2/15/12                                            500,781
     850,000 4.00%, 2/15/15                                             796,576
   2,350,000 4.25%, 8/15/15                                           2,238,650
                                                                    -----------
                                                                     20,369,063
                                                                    -----------
             Total United States Government Agencies & Obligations
             (Cost $41,506,149)                                      40,571,833
                                                                    -----------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          MORTGAGE-BACKED SECURITIES--24.4%
          Federal Home Loan Mortgage Corp.--16.8%
    1,119 Gold Pool #E00162
          7.00%, 10/01/07                                             1,131
    3,629 Gold Pool #E20195
          7.50%, 9/01/10                                              3,752
      383 Gold Pool #G10573
          7.50%, 9/01/11                                                398
   10,481 Gold Pool #E65603
          7.00%, 10/01/11                                            10,790
   13,911 Pool #D93193
          6.50%, 12/01/12                                            14,203
   33,714 Gold Pool #E68391
          7.00%, 12/01/12                                            34,702
   22,407 Gold Pool #C90017
          6.50%, 4/01/13                                             23,010
  114,563 Gold Pool #E00635
          6.50%, 3/01/14                                            116,980
   54,070 Gold Pool #E00720
          6.00%, 7/01/14                                             54,736
   10,676 Pool #275438
          7.50%, 8/01/16                                             11,077
   29,650 Pool #170215
          8.00%, 2/01/17                                             31,316
   25,113 Gold Pool #C90188
          7.00%, 10/01/17                                            25,936
    3,020 Pool #555217
          8.50%, 10/01/18                                             3,209
1,751,034 Gold Pool # B11591
          5.00%, 1/01/19                                          1,709,824
   70,122 Gold Pool #D93193
          6.50%, 3/01/19                                             72,024
1,403,100 Gold Pool #B14806
          4.50%, 5/01/19                                          1,340,285
  560,060 Gold Pool #B19238
          4.50%, 5/01/20                                            534,718
  311,774 Gold Pool #G18066
          5.50%, 7/01/20                                            309,749
   10,538 Gold Pool #C90349
          8.00%, 7/01/20                                             11,222
  438,593 Gold Pool #C90562
          6.00%, 7/01/22                                            441,484
   51,775 Pool #D51845
          5.50%, 4/01/24                                             50,679
    6,312 Gold Pool #C80166
          7.50%, 4/01/24                                              6,611
   60,238 Gold Pool #D54110
          7.50%, 6/01/24                                             63,091
   26,880 Gold Pool #G00331
          7.00%, 12/01/24                                            27,751
   15,228 Gold Pool #C00453
          6.50%, 4/01/26                                             15,597
   12,199 Gold Pool #D76456
          7.50%, 12/01/26                                            12,787
    5,797 Gold Pool #G00752
          7.50%, 8/01/27                                              6,077
  108,686 Gold Pool #C20273
          6.00%, 6/01/28                                            108,964
    5,935 Gold Pool #C00664
          7.50%, 9/01/28                                              6,211
   15,500 Gold Pool #C00658

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          6.50%, 10/01/28                                             15,876
   36,501 Gold Pool #C19286
          6.00%, 12/01/28                                             36,622
   13,977 Gold Pool #C20338
          6.00%, 1/01/29                                              14,023
   69,337 Gold Pool #G01169
          5.50%, 1/01/30                                              67,981
   22,924 Gold Pool #C01024
          7.50%, 7/01/30                                              23,957
   63,357 Gold Pool #C61574
          5.50%, 12/01/31                                             62,042
  103,674 Gold Pool #C62800
          6.00%, 1/01/32                                             103,877
  849,987 Gold Pool #C69955
          6.50%, 8/01/32                                             868,299
  453,718 Gold Pool #C70842
          6.00%, 9/01/32                                             454,427
  319,537 Gold Pool #C76042
          6.00%, 1/01/33                                             320,036
  288,598 Gold Pool #G01564
          6.00%, 4/01/33                                             289,165
4,621,248 Gold Pool #A15088
          5.50%, 10/01/33                                          4,520,951
  364,987 Gold Pool #G01740
          5.50%, 12/01/34                                            356,903
2,730,086 Gold Pool #G08061
          5.50%, 6/01/35                                           2,666,379
  248,353 Gold Pool #A37615
          5.50%, 9/01/35                                             242,557
                                                                  ----------
                                                                  15,091,409
                                                                  ----------
          Federal National Mortgage Association--3.9%
   19,338 Pool #303851
          7.00%, 4/01/11                                              19,824
    5,735 Pool #313895
          6.50%, 12/01/12                                              5,869
    5,779 Pool #50820
          8.00%, 2/01/13                                               6,041
   86,088 Pool #449294
          5.50%, 2/01/14                                              85,781
   43,041 Pool #190663
          7.00%, 3/01/14                                              44,493
   57,719 Pool #598032
          6.00%, 8/01/14                                              58,370
      301 Pool #527268
          7.00%, 11/01/14                                                310
  101,595 Pool #535633
          5.50%, 12/01/14                                            101,278
   66,239 Pool #535377
          8.00%, 6/01/15                                              70,309
   48,538 Pool #553721
          8.50%, 9/01/15                                              51,193
    7,803 Pool #350055
          8.00%, 4/01/16                                               7,829
   79,468 Pool #6222
          9.00%, 4/01/16                                              82,766
    8,363 Pool #408241
          6.00%, 2/01/18                                               8,426
  166,583 Pool #713562
          5.00%, 4/01/18                                             164,464
  163,111 Pool #254802

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          4.50%, 7/01/18                                            156,278
 355,247  Pool #254044
          6.50%, 10/01/21                                           364,446
 148,011  Pool #254232
          6.50%, 3/01/22                                            151,740
  27,919  Pool #50544
          8.00%, 3/01/22                                             29,650
   9,930  Pool #50774
          7.00%, 8/01/23                                             10,255
  15,372  Pool #406605
          6.00%, 5/01/24                                             15,409
  19,934  Pool #326556
          6.50%, 10/01/25                                            20,435
  63,741  Pool #406382
          7.25%, 11/01/25                                            66,098
  69,308  Pool #335054
          6.00%, 1/01/26                                             70,254
   6,405  Pool #313275
          7.50%, 4/01/26                                              6,693
  44,668  Pool #545646
          7.00%, 9/01/26                                             46,108
   7,644  Pool #421027
          7.50%, 11/01/26                                             7,981
  21,882  Pool #251498
          6.50%, 2/01/28                                             22,436
  49,540  Pool #494507
          5.00%, 11/01/28                                            47,336
  17,660  Pool #252333
          6.00%, 1/01/29                                             17,898
  21,337  Pool #252211
          6.00%, 1/01/29                                             21,389
  14,410  Pool #323824
          8.00%, 5/01/29                                             15,355
   2,356  Pool #253395
          8.50%, 7/01/30                                              2,536
   3,055  Pool #190312
          6.50%, 4/01/31                                              3,126
   3,291  Pool #589646
          6.50%, 6/01/31                                              3,367
 110,897  Pool #661452
          6.50%, 7/01/32                                            115,105
 147,066  Pool #703726
          5.00%, 2/01/33                                            140,523
 530,334  Pool #789291
          4.50%, 5/01/33                                            490,723
  78,292  Pool #756744
          5.00%, 12/01/33                                            74,746
 117,876  Pool #757503
          5.50%, 2/01/34                                            115,230
 419,148  Pool #255412
          6.00%, 10/01/34                                           419,325
 361,853  Pool #827804
          6.00%, 3/01/35                                            362,336
                                                                  ---------
                                                                  3,503,731
                                                                  ---------
          Government National Mortgage Association--3.7%
  13,268  Pool #359959
          6.50%, 12/15/08                                            13,427
  98,206  Pool #421769
          7.50%, 9/15/11                                            102,305
  39,299  Pool #490725

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          6.00%, 10/15/13                                            40,004
  17,686  Pool #469940
          6.00%, 1/15/14                                             18,013
   5,496  Pool #434573
          7.50%, 10/15/14                                             5,775
  75,702  Pool #569502
          5.00%, 1/15/17                                             74,520
  43,019  Pool #569626
          6.00%, 2/15/17                                             43,812
  14,859  Pool #203737
          8.00%, 2/15/17                                             15,767
 427,599  Pool #596648
          5.00%, 10/15/17                                           420,922
 315,290  Pool #591765
          5.00%, 10/15/17                                           310,367
  99,267  Pool #604957
          4.50%, 1/15/19                                             95,854
 109,323  Pool #582985
          4.50%, 6/15/19                                            105,564
 563,775  Pool #649466
          5.50%, 9/15/20                                            563,969
  53,002  Pool #780021
          7.50%, 12/15/23                                            55,791
   3,464  Pool #2038
          8.50%, 7/20/25                                              3,746
  29,397  Pool #430097
          8.25%, 10/15/26                                            31,466
  13,806  Pool #780585
          8.25%, 6/15/27                                             14,762
   3,976  Pool #412334
          7.00%, 10/15/27                                             4,151
   4,933  Pool #2547
          6.50%, 2/20/28                                              5,068
   1,316  Pool #464686
          6.50%, 7/15/28                                              1,366
   4,236  Pool #482878
          7.00%, 12/15/28                                             4,418
 103,848  Pool #780958
          6.00%, 1/15/29                                            105,210
  55,082  Pool #487634
          6.50%, 8/15/29                                             57,196
   3,305  Pool #516531
          8.00%, 5/15/30                                              3,535
      68  Pool #511772
          8.00%, 11/15/30                                                72
     175  Pool #485393
          7.00%, 4/15/31                                                182
  12,057  Pool #471763
          6.50%, 5/15/31                                             12,504
  10,749  Pool #551101
          6.00%, 11/15/31                                            10,883
 421,188  Pool #622630
          5.50%, 11/15/33                                           417,346
 297,038  Pool #628058
          5.50%, 12/15/33                                           294,329
  61,936  Pool #3662
          3.50%, 5/20/34                                             53,587
 419,546  Pool #640904
          5.00%, 4/15/35                                            406,536
                                                                  ---------
                                                                  3,292,447
                                                                  ---------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          Total Mortgage-Backed Securities
          (Cost $22,435,451)                                      21,887,587
                                                                  ----------
          CORPORATE BONDS--21.1
          Aerospace/Defense--0.4%
 180,000  General Dynamics Corp.
          4.25%, 5/15/13                                             167,611
  75,000  Lockheed Martin Corp.
          8.50%, 12/01/29                                             97,376
 125,000  Raytheon Co.
          4.85%, 1/15/11                                             121,454
                                                                  ----------
                                                                     386,441
                                                                  ----------
          Auto Manufacturers--0.3%
 225,000  DaimlerChrysler NA Holdings
          6.50%, 11/15/13                                            228,840
                                                                  ----------
          Banks--2.0%
 325,000  Bank of America Corp.
          5.375%, 6/15/14                                            320,664
 125,000  BB&T Corp.
          4.90%, 6/30/17                                             117,145
 200,000  Fifth Third Bank
          4.20%, 2/23/10                                             191,819
 310,000  Mercantile Bankshares Corp.
          4.625%, 4/15/13                                            293,077
 150,000  Royal Bank of Scotland Group PLC
          (Great Britain)
          5.00%, 10/01/14                                            144,227
 225,000  U.S. Bank NA
          4.95%, 10/30/14                                            215,131
 200,000  Wachovia Corp.
          5.25%, 8/01/14                                             194,085
 325,000  Wells Fargo & Co.
          3.50%, 4/04/08                                             314,513
                                                                  ----------
                                                                   1,790,661
                                                                  ----------
          Beverages--0.3%
 100,000  Coca-Cola Enterprises, Inc.
          7.125%, 8/01/17                                            111,139
 150,000  Diageo Capital PLC (Great Britain)
          3.50%, 11/19/07                                            145,770
                                                                  ----------
                                                                     256,909
                                                                  ----------
          Chemicals--0.3%
 300,000  du Pont (E.I.) de Nemours & Co.
          6.875%, 10/15/09                                           313,839
                                                                  ----------
          Computers--0.4%
 100,000  IBM Corp.
          4.375%, 6/01/09                                             97,554
 200,000  IBM Corp.
          7.00%, 10/30/25                                            223,580
                                                                  ----------
                                                                     321,134
                                                                  ----------
          Diversified Financial Services--4.8%
 225,000  Bear Stearns Cos., Inc.

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          4.55%, 6/23/10                                            217,358
 135,000  Boeing Capital Corp.
          5.75%, 2/15/07                                            135,418
 200,000  Capital One Bank
          5.125%, 2/15/14                                           192,462
 375,000  CIT Group, Inc.
          5.00%, 2/01/15                                            354,279
 275,000  Citigroup Inc.,
          6.00%, 2/21/12                                            281,740
 200,000  Countrywide Home Loans, Inc.
          4.125%, 9/15/09                                           191,165
 100,000  Credit Suisse First Boston USA, Inc.
          7.125%, 7/15/32                                           114,045
 225,000  General Electric Capital Corp.
          6.75%, 3/15/32                                            250,555
 225,000  Goldman Sachs Group, Inc.
          6.60%, 1/15/12                                            235,889
 150,000  Household Financial Co.
          4.75%, 7/15/13                                            141,132
 325,000  International Lease Finance Corp.
          6.375%, 3/15/09                                           332,694
 525,000  J.P. Morgan Chase & Co.
          6.625%, 3/15/12                                           551,880
 150,000  John Deere Capital Corp.
          5.10%, 1/15/13                                            146,236
 150,000  Lehman Brothers Holdings, Inc.
          4.25%, 1/27/10                                            143,642
 105,000  Lehman Brothers Holdings, Inc.
          7.875%, 8/15/10                                           114,680
 200,000  Merrill Lynch & Co.
          4.25%, 2/08/10                                            192,037
 165,000  Merrill Lynch & Co.
          Series B
          3.70%, 4/21/08                                            160,331
 150,000  Morgan Stanley
          4.00%, 1/15/10                                            142,522
 225,000  Toyota Motor Credit Corp.
          5.50%, 12/15/08                                           226,168
 175,000  Washington Mutual Finance Corp.
          6.25%, 5/15/06                                            175,236
                                                                  ---------
                                                                  4,299,469
                                                                  ---------
          Electric--1.3%
 100,000  ConEdison Co., Inc.
          5.30%, 3/01/35                                             90,415
 175,000  Constellation Energy Group, Inc.
          7.00%, 4/01/12                                            186,114
  75,000  Duke Energy Corp.
          6.25%, 1/15/12                                             77,288
 100,000  Exelon Corp.
          4.90%, 6/15/15                                             92,892
 150,000  Florida Power & Light Co.
          5.65%, 2/01/35                                            143,580
  75,000  NiSource Finance Corp.
          7.875%, 11/15/10                                           81,353
 275,000  Ontario Electricity Financial Corp.
          (Canada)
          6.10%, 1/30/08                                            279,299
 250,000  Virginia Electric & Power Co.
          5.25%, 12/15/15                                           237,897
                                                                  ---------
                                                                  1,188,838
                                                                  ---------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          Food--0.6%
 225,000  Kraft Foods, Inc.
          6.25%, 6/01/12                                            231,778
 200,000  Kroger Co.
          7.70%, 6/01/29                                            220,816
 125,000  Safeway, Inc.
          4.95%, 8/16/10                                            121,220
                                                                  ---------
                                                                    573,814
                                                                  ---------
          Healthcare-Services--0.1%
  75,000  UnitedHealth Group, Inc.
          5.375%, 3/15/16                                            73,329
                                                                  ---------
          Holding Companies-Diversified--0.3%
 250,000  NiSource Capital Markets, Inc.
          7.99%, 4/01/22                                            282,400
                                                                  ---------
          Insurance--1.7%
 325,000  Aegon NV (Netherlands)
          4.75%, 6/01/13                                            307,535
 325,000  Aetna, Inc.
          7.125%, 8/15/06                                           327,269
 200,000  Allstate Corp.
          7.20%, 12/01/09                                           211,364
  70,000  Marsh & McLennan Cos., Inc.
          5.875%, 8/01/33                                            63,444
 175,000  MetLife, Inc.
          5.00%, 11/24/13                                           167,966
 250,000  Prudential Financial, Inc.
          5.10%, 9/20/14                                            241,114
 200,000  Travelers Property Casualty Corp.
          5.00%, 3/15/13                                            192,185
                                                                  ---------
                                                                  1,510,877
                                                                  ---------
          Machinery-Construction & Mining--0.1%
  75,000  Caterpillar, Inc.
          7.30%, 5/01/31                                             89,205
                                                                  ---------
          Media--1.3%
 325,000  Comcast Cable Communications
          6.75%, 1/30/11                                            337,840
  50,000  Comcast Cable Communications
          8.875%, 5/01/17                                            59,390
 275,000  Cox Communications, Inc.
          6.75%, 3/15/11                                            282,047
 120,000  News America Holdings
          8.15%, 10/17/36                                           136,461
 250,000  Time Warner, Inc.
          6.875%, 5/01/12                                           262,119
  75,000  Walt Disney Co.
          6.375%, 3/01/12                                            77,963
                                                                  ---------
                                                                  1,155,820
                                                                  ---------
          Mining--0.5%
 250,000  Alcoa, Inc.
          6.00%, 1/15/12                                            255,126

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
 250,000  BHP Billiton Finance (Australia)
          4.80%, 4/15/13                                            239,282
                                                                  ---------
                                                                    494,408
                                                                  ---------
          Miscellaneous Manufacturing--0.1%
  50,000  Honeywell International, Inc.
          6.125%, 11/01/11                                           51,611
                                                                  ---------
          Oil & Gas--1.5%
  50,000  Amerada Hess Corp.
          7.875%, 10/01/29                                           58,222
 125,000  Conoco, Inc.
          6.95%, 4/15/29                                            141,412
 125,000  Devon Financing Corp.
          7.875%, 9/30/31                                           150,909
 175,000  Exxon Mobil Corp.
          8.625%, 8/15/21                                           233,580
 100,000  Nexen, Inc. (Canada)
          5.875%, 3/10/35                                            93,216
  95,000  Noble Affiliates, Inc.
          8.00%, 4/01/27                                            110,113
 150,000  Norsk Hydro ASA (Norway)
          7.75%, 6/15/23                                            180,036
 300,000  Pemex Project Funding Master Trust
          7.875%, 2/01/09                                           315,300
  75,000  Valero Energy Corp.
          7.50%, 4/15/32                                             86,228
                                                                  ---------
                                                                  1,369,016
                                                                  ---------
          Pharmaceuticals--0.3%
 139,000  Bristol-Myers Squibb Co.
          5.75%, 10/01/11                                           140,528
 125,000  Wyeth
          5.50%, 3/15/13                                            123,581
                                                                  ---------
                                                                    264,109
                                                                  ---------
          Pipelines--0.2%
 140,000  Texas Eastern Transmission Corp.
          7.30%, 12/01/10                                           149,091
                                                                  ---------
          Real Estate--0.3%
 275,000  EOP Operating LP
          4.75%, 3/15/14                                            253,255
                                                                  ---------
          Retail--0.9%
 100,000  Federated Department Stores, Inc.
          6.30%, 4/01/09                                            102,203
 275,000  Federated Department Stores, Inc.
          7.00%, 2/15/28                                            286,628
 120,000  Target Corp.
          6.35%, 1/15/11                                            124,851
 150,000  Wal-Mart Stores, Inc.
          6.875%, 8/10/09                                           157,267
 150,000  Wal-Mart Stores, Inc.
          5.25%, 9/01/35                                            136,068
                                                                  ---------
                                                                    807,017
                                                                  ---------

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          Savings & Loans--0.1%
  75,000  Washington Mutuaul Bank
          5.125%, 1/15/15                                             70,928
                                                                  ----------
          Telecommunications--2.7%
 205,000  AT&T Wireless Services, Inc.
          7.875%, 3/01/11                                            224,693
 100,000  BellSouth Corp.
          6.00%, 11/15/34                                             93,264
 350,000  British Telecom PLC (Great Britain)
          8.875%, 12/15/30 (a)                                       447,747
 215,000  Deutsche Telekom International Finance
          BV (Netherlands)
          8.00%, 6/15/10 (b)                                         234,143
 100,000  GTE Corp.
          6.94%, 4/15/28                                             100,424
 250,000  Koninklijke KPN NV (Netherland)
          8.00%, 10/01/10                                            268,345
 150,000  SBC Communications, Inc.
          5.10%, 9/15/14                                             142,371
 285,000  Sprint Capital Corp.
          6.125%, 11/15/08                                           290,054
  50,000  Sprint Capital Corp.
          8.75%, 3/15/32                                              62,513
 100,000  Telecom Italia Capital SA
          (Luxembourg)
          5.25%, 10/01/15                                             93,044
 175,000  Verizon Global Funding Corp.
          7.75%, 12/01/30                                            193,331
 175,000  Vodafone Group PLC (Great Britain)
          7.75%, 2/15/10                                             187,534
 150,000  Vodafone Group PLC (Great Britain)
          6.25%, 11/30/32                                            145,967
                                                                  ----------
                                                                   2,483,430
                                                                  ----------
          Transportation--0.6%
 175,000  Burlington Northern Santa Fe Corp.
          6.75%, 3/15/29                                             189,853
 200,000  Norfolk Southern Corp.
          7.05%, 5/01/37                                             225,345
 125,000  Union Pacific Corp.
          6.625%, 2/01/29                                            133,605
                                                                  ----------
                                                                     548,803
                                                                  ----------
          Total Corprate Bonds
          (Cost $19,191,376)                                      18,963,244
                                                                  ----------
          COMMERCIAL MORTGAGE-BACKED SECURITIES--3.6%
  19,747  Asset Securitization Corp.,
          Series 1995-MD4, Class A1
          7.10%, 8/13/29                                              20,006
  75,225  Bear Stearns Commercial
          Mortgage Securities, Inc.,
          Series 1999-WF2,
          Class A1
          6.80%, 7/15/31                                              75,967
 100,000  Bear Stearns Commercial
          Mortgage Securities, Inc.,
          Series 2002-TOP6,

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ---------
          Class A2
          6.46%, 10/15/36                                           104,750
 400,000. Bear Stearns Commercial
          Mortgage Securities, Inc., Series
          2003-T10, Class A2
          4.74%, 3/13/40                                            382,563
 250,000. Bear Stearns Commercial
          Mortgage Securities, Inc.,
          Series 2003-T12, Class A4
          4.68%, 8/13/39                                            237,030
 300,000. Citigroup/Deutsche Bank Commercial
          Mortgage Trust
          Series 2005-CD1, Class A4
          5.225%, 7/15/44                                           294,074
 109,875. Commercial Mortgage
          Acceptance Corp.,
          Series 1997-ML1, Class A2
          6.53%, 12/15/30                                           110,672
 225,000. CS First Boston Mortgage
          Securities Corp.,
          Series 2000-C1, Class A2
          7.545%, 4/15/62                                           240,104
 375,000. CS First Boston Mortgage
          Securities Corp.,
          Series 2001-CK3, Class A4
          6.53%, 6/15/34                                            391,687
  20,963. DLJ Commercial Mortgage Corp.,
          Series 1998-CF2, Class A1A
          5.88%, 11/12/31                                            20,962
 325,000. DLJ Commercial Mortgage
          Corp.,
          Series 2000-CKP1, Class A1B
          7.18%, 11/10/33                                           346,000
 225,000. GE Capital Commercial Mortgage
          Corp.,
          Series 2002-1A, Class A3
          6.27%, 12/10/35                                           234,274
 150,000. JP Morgan Chase Commercial
          Mortgage Securities Corp.,
          Series 2004-LN2, Class A2
          5.12%, 7/15/41                                            145,090
 475,000. LB-UBS Commercial
          Mortgage Trust, Series 2003-C3,
          Class A4
          4.17%, 5/15/32                                            437,110
  75,000. LB-UBS Commercial Mortgage Trust
          Series 2004-C7, Class A6
          4.79%, 10/15/29                                            70,987
 100,000. Morgan Stanley Dean Witter
          Capital I,
          Series 2001-TOP1,
          Class A4
          6.66%, 2/15/33                                            104,781
                                                                  ---------
          Total Commercial Mortgage-Backed Securities
          (Cost $3,367,104)                                       3,216,057
                                                                  ---------

PRINCIPAL
 AMOUNT                                                              VALUE
---------                                                         -----------
          FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--2.6%
  175,000 Quebec Province (Canada)
          5.75%, 2/15/09                                              177,349
  250,000 Republic of Chile (Chile)
          5.50%, 1/15/13                                              250,000
  125,000 Republic of Hungary (Hungary)
          4.75%, 2/03/15                                              116,991
  625,000 Republic of Italy (Italy)
          4.50%, 1/21/15                                              589,244
  150,000 Republic of Korea (South Korea)
          4.875%, 9/22/14                                             142,823
  500,000 United Mexican States (Mexico)
          5.875%, 1/15/14                                             496,500
  600,000 United Mexican States (Mexico)
          5.625%, 1/15/17                                             581,100
                                                                  -----------
          Total Foreign Government Agencies & Obligations
          (Cost $2,444,147)                                         2,354,007
                                                                  -----------
          ASSET-BACKED SECURITIES--1.7%
          Credit Card ABS--0.8%
  735,000 MBNA Credit Card Master
          Note Trust,
          Series 2001-A1, Class A1
          5.75%, 10/15/08                                             735,684
                                                                  -----------
          Diversified Financial Services--0.9%
  775,000 MBNA Master Credit Card
          Trust,
          Series 1999-J, Class A
          7.00%, 2/15/12                                              819,466
                                                                  -----------
          Total Asset-Backed Securities
          (Cost $1,617,430)                                         1,555,150
                                                                  -----------
          TRUST PREFFERED BOND --0.2%
          Banks--0.2%
  150,000 Bank of America Corp. Capital Trust V
          5.625%, 3/08/35
          (Cost $148,878)                                             139,407
                                                                  -----------

 NUMBER
OF SHARES
---------
          MONEY MARKET FUND--1.6%
1,436,721 BNY Hamilton Money Fund (Institutional Shares),
          4.64% (c)
          (Cost $1,436,721)                                         1,436,721
                                                                  -----------
          Total Investments
          (Cost $92,147,256) (d)--100.4%                           90,124,006
          Liabilities in excess of other assets--(0.4%)              (375,226)
                                                                  -----------
          Net Assets--100.0%                                      $89,748,780
                                                                  ===========

(a) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poors, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security currently rated Baa1/A-.
(b) The coupon on this security along with its rating. If its rating falls below single A by either Moody's Standard & Poors, the coupon steps up 50 basis points. If previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated Baa2/BBB+.
(c) Represents annualized 7 day yield at March 31,2006.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized depreciation was $2,023,250 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $421,989 and aggregate gross unrealized depreciation of $2,445,239.

See previously submitted notes to financial statements in the annual report dated December 31, 2005.

BNY HAMILTON ENHANCED INCOME FUND

Schedule of Investments

March 31, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          ASSET-BACKED SECURITIES--31.1%
          Auto Floor Plan Asset-Backed Security--3.4%
3,000,000 Ford Credit Floorplan Master Owner
          Trust,
          Series 2004-1, Class A FRN
          4.79%, 7/15/09                                          $2,998,950
                                                                  ----------
          Automobile Asset-Backed Securities--9.0%
  188,519 Capital One Prime Auto Receivables
          Trust,
          Series 2003-2, Class A3
          4.83%, 9/17/07 FRN                                         188,638
2,000,000 Capital One Prime Auto Receivables Trust,
          Series 2006-1, Class A1
          4.87%, 3/15/07                                           2,000,235
  235,029 Harley-Davidson Motorcycle Trust,
          Series 2003-4, Class A1
          1.47%, 4/15/08                                             234,829
2,000,000 Honda Auto Receivables Owner Trust,
          Series 2006-1, Class A1
          4.93%, 4/18/07                                           1,999,460
1,428,890 Nissan Auto Lease Trust,
          Series 2003-A, Class A3A
          4.89%, 6/15/09 FRN                                       1,430,310
2,000,000 USAA Auto Owner Trust,
          Series 2006-1, Class A2
          5.03%, 11/17/07                                          1,998,985
                                                                  ----------
                                                                   7,852,457
                                                                  ----------
          Home Equity Asset-Backed Securities--4.9%
4,300,000 Argent Securities, Inc.,
          Series 2004-W5, Class AF4
          4.01%, 4/25/34                                           4,238,774
                                                                  ----------
          Other Asset-Backed Securities--13.8%
1,294,060 CIT Equipment Collateral,
          Series 2003-EF1, Class A3
          4.94%, 1/20/08 FRN                                       1,295,254
2,000,000 CIT Equipment Collateral,
          Series2006-VT1, Class A1
          4.99%, 3/20/07                                           1,999,609
1,931,921 Credit-Based Asset Servicing and
          Securitization,
          Series 2006-CB1, Class AF1
          5.46%, 1/25/36                                           1,924,829
2,000,000 GE Equipment Small Ticket LLC
          Series 2005-2A, Class A2
          4.84%, 2/22/08                                           1,994,774
   29,586 Residential Asset Mortgage Products,
          Inc.,

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
          Series 2003-RS7, Class AI3
          3.68%, 9/25/27                                              29,586
  658,984 Residential Asset Mortgage Products,
          Inc.,
          Series 2003-RS7, Class AIIB FRN
          5.16%, 8/25/33                                             660,426
  258,098 Residential Asset Securities Corp.,
          Series 2003-KS11, Class AIIB
          5.12%, 1/25/34 FRN                                         258,396
3,875,000 Structured Asset Securities Corp.,
          Series 2004-17XS, Class A2
          4.45%, 9/25/34                                           3,847,140
                                                                  ----------
                                                                  12,010,014
                                                                  ----------
          Total Asset-Backed Securities
          (Cost $27,149,424)                                      27,100,195
                                                                  ----------
          COLLATERALIZED MORTGAGE OBLIGATIONS--37.9%
          Federal Home Loan Mortgage Corp.--11.0%
2,548,619 FHLMC
          Series 1601, Class PJ
          6.00%, 10/15/08                                          2,559,737
   35,764 FHLMC Stated Final,
          Series SF2, Class GB
          2.02%, 12/15/08                                             35,724
2,554,354 FHLMC Stated Final,
          Series SF4, Class B
          2.37%, 12/15/09                                          2,472,842
3,000,000 FHLMC Structured Pass
          Through Securities,
          Series 2677, Class LM
          4.00%, 4/15/13                                           2,945,345
   52,084 FHLMC Structured Pass
          Through Securities,
          Series H009, Class A2
          1.88%, 3/15/08                                              51,792
  423,409 FHLMC,
          Series 2617, Class UA
          3.00%, 6/15/09                                             422,177
1,117,743 FHLMC,
          Series 2643, Class LA
          4.50%, 1/15/11                                           1,111,619
                                                                  ----------
                                                                   9,599,236
                                                                  ----------
          Federal National Mortgage Association--11.3%
1,206,924 FNMA
          Series 2002-77, Class QP
          5.00%, 9/25/26                                           1,200,219
2,435,512 FNMA Final Maturity Amortizing
          Notes,
          Series 2005-2, Class 1
          4.00%, 2/25/10                                           2,340,184
1,204,301 FNMA,
          Series 2003-41, Class YN
          4.00%, 5/25/17                                           1,199,540

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                         ----------
  670,424 FNMA,
          Series 2004-1, Class GK
          3.00%, 12/25/12                                            662,540
3,014,759 FNMA,
          Series 2005-57, Class CK
          5.00%, 7/25/35                                           2,990,669
1,439,479 FNMA,
          Series 2005-98, Class G
          5.50%, 12/25/14                                          1,436,517
                                                                  ----------
                                                                   9,829,669
                                                                  ----------
          Government National Mortgage Association--1.8%
1,556,331 GNMA,
          Series 2001-63, Class PB
          6.00%, 2/20/30                                           1,554,647
                                                                  ----------
          Whole Loan Collateral CMO--13.8%
2,000,000 Bank of America Mortgage Securities
          2004-E 2A3
          4.11%, 6/25/34                                           1,962,713
1,999,513 CS First Bank 2004-1 1A1
          5.75%, 2/25/34                                           1,992,998
  662,019 Granite Mortgages PLC, (Great Britain)
          Series 2003-1, Class 1A2
          4.79%, 1/20/20 FRN                                         663,424
2,919,503 Residential Asset Securitization Trust,
          Series 2005-A14, Class A5
          5.50%, 12/25/35                                          2,882,705
1,886,554 Structured Adjustable Rate Mortgage
          Loan,
          Series 2005-23, Class 1A1
          01/25/2036
          5.45%, 1/25/36                                           1,873,952
2,622,841 Structured Adjustable Rate Mortgage
          Loan,
          Series 2005-17, Class 4A2
          5.15%, 8/25/35                                           2,596,155
  103,361 Washington Mutual, Inc.,
          Series 2004-AR7, Class A1
          2.34%, 7/25/34                                             103,185
                                                                  ----------
                                                                  12,075,132
                                                                  ----------
          Total Collateralized Mortgage Obligations
          (Cost $33,343,870)                                      33,058,684
                                                                  ----------
          COMMERCIAL PAPER--30.5%
          Asset-Backed Securities--2.3%
2,000,000 Adirondack Corp.
          4.73%, 4/13/06                                           1,997,300
                                                                  ----------
          Banks--2.2%
1,000,000 ASB Bank Ltd.
          4.65%, 4/11/06                                             998,940
  900,000 Dexia Delaware LLC
          4.75%, 5/09/06                                             895,707
                                                                  ----------
                                                                   1,894,647
                                                                  ----------

PRINCIPAL
 AMOUNT                                                              VALUE
---------                                                         -----------
          Diversified Financial Services--26.0%
2,000,000 Aquifer Funding LLC
          4.62%, 4/06/06                                            1,999,180
1,835,000 Austra Corp.
          4.70%, 5/02/06                                            1,827,899
2,000,000 Catapult-PmX Funding LLC
          4.75%, 4/17/06                                            1,996,220
1,978,000 Erasmus Capital Corp.
          4.75%, 4/18/06                                            1,974,024
  648,000 Grenadier Funding Corp.
          4.75%, 4/13/06                                              647,132
2,000,000 Kaiserplatz Funding Ltd.
          4.72%, 4/24/06                                            1,994,360
2,007,000 Legacy Capital LLC
          4.65%, 4/05/06                                            2,006,458
2,000,000 National Rural Utilities
          4.76%, 4/25/06                                            1,994,140
1,221,000 Ormond Quay Funding LLC
          4.74%, 4/06/06                                            1,220,499
1,000,000 Paradigm Funding, LLC
          4.58%, 4/04/06                                              999,860
2,000,000 Starbird Funding Corp.
          4.63%, 4/05/06                                            1,999,460
2,000,000 Three Pillars Funding LLC
          4.57%, 4/03/06                                            2,000,000
2,000,000 Waterfront Funding Corp.
          4.74%, 4/11/06                                            1,997,840
                                                                  -----------
                                                                   22,657,072
                                                                  -----------
          Total Commercial Paper
          (Cost $26,542,877)                                       26,549,019
                                                                  -----------

 NUMBER
OF SHARES
---------
          MONEY MARKET FUND--0.9%
          Money Market Fund--0.9%
  748,076 BNY Hamilton Money Fund (Institutional Shares),
          4.64% (a)
          (Cost $748,076)                                             748,076
                                                                  -----------
          Total Investments
          (Cost $87,784,247) (b)--100.4%                           87,455,974
          Liabilities in excess of other assets--(0.4%)              (377,764)
                                                                  -----------
          Net Assets--100.0%                                      $87,078,210
                                                                  ===========

FRN Floating Rate Note. Coupon shown is in effect at March 31, 2006.
+ Discounted rate at time of purchase for United States Government Agencies and Obligations.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31, 2006, net unrealized depreciation was $328,273 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $18,152 and aggregate gross unrealized depreciation of $346,425.

See previously submitted notes to financial statements in the annual report dated December 31, 2005.

BNY HAMILTON MONEY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
            COMMERCIAL PAPER--52.2%
            Asset-Backed Securities--46.0%
$50,000,000 Adirondack Corp.
            4.73%, 4/13/06                                          $49,921,167
100,000,000 Adirondack Corp.
            4.76%, 4/20/06                                           99,748,778
 49,389,000 Atlantic Asset Securitization
            4.61%, 4/17/06                                           49,287,807
 49,705,000 Atlantic Asset Securitization
            4.73%, 4/20/06                                           49,580,917
 56,573,000 Barton Capital LLC
            4.70%, 4/17/06                                           56,454,825
100,000,000 Beethoven Funding Corp.
            4.58%, 4/06/06                                           99,936,390
100,000,000 Beethoven Funding Corp.
            4.60%, 4/10/06                                           99,885,001
100,000,000 Buckingham LLC
            4.80%, 4/24/06                                           99,693,333
100,000,000 Buckingham LLC
            4.80%, 4/24/06                                           99,693,333
 75,339,000 Coast Asset Corp.
            4.75%, 4/18/06                                           75,170,010
 50,000,000 Coast Asset Corp.
            4.78%, 4/26/06                                           49,834,028
100,000,000 CRC Funding LLC
            4.58%, 5/02/06                                           99,605,611
100,000,000 East-Fleet Finance LLC
            4.79%, 4/24/06                                           99,693,972
 42,252,000 Edison Asset Securitization LLC
            4.58%, 4/24/06                                           42,128,366
 70,000,000 Edison Asset Securitization LLC
            4.86%, 6/27/06                                           69,177,850
 26,200,000 G Street Finance (Delaware) Corp.
            4.64%, 4/03/06                                           26,193,246
 50,000,000 G Street Finance (Delaware) Corp.
            4.66%, 4/06/06                                           49,967,639
 50,000,000 G Street Finance (Delaware) Corp.
            4.50%, 4/07/06                                           49,962,500
 94,074,000 Grenadier Funding Ltd.
            4.65%, 4/12/06                                           93,939,798
100,000,000 Greyhawk Funding LLC
            4.70%, 4/12/06                                           99,856,390
100,000,000 Klio I Funding Corp.
            4.76%, 4/20/06                                           99,748,778
 50,000,000 Klio II Funding Corp.
            4.77%, 4/18/06                                           49,887,375
 75,000,000 Klio III Funding Corp.
            4.80%, 4/25/06                                           74,760,000
 31,222,000 North Sea Funding LLC
            4.68%, 4/18/06                                           31,152,999
100,000,000 Ormond Quay Funding PLC
            4.71%, 4/12/06                                           99,856,083

 PRINCIPAL
  AMOUNT                                                           VALUE
 ---------                                                     -------------
100,000,000 Ormond Quay Funding PLC
            4.616%, 7/05/06 FRN                                   99,996,058
100,000,000 Ormond Quay Funding PLC
            4.773%, 4/25/06 FRN                                   99,998,975
 50,000,000 Paradigm Funding LLC
            4.71%, 4/17/06                                        49,895,333
100,000,000 Paradigm Funding LLC
            4.75%, 4/19/06                                        99,762,500
 50,000,000 Perry Global Funding Ltd.
            4.60%, 4/11/06                                        49,936,111
100,000,000 Perry Global Funding Ltd.
            4.60%, 4/13/06                                        99,846,667
 60,000,000 Premier Asset Collateralized Entity LLC
            4.885%, 7/06/06                                       59,218,400
 91,274,000 Quatro-PmX Funding Corp.
            4.64%, 4/05/06                                        91,226,943
100,000,000 Quatro-PmX Funding Corp.
            4.78%, 4/21/06                                        99,734,444
 44,378,000 Ranger Funding Co.
            4.72%, 4/18/06                                        44,279,086
100,000,000 Regency Markets LLC
            4.57%, 4/20/06                                        99,754,319
 90,000,000 Saint Germain Holdings, Inc.
            4.61%, 4/18/06                                        89,804,075
 50,000,000 Saint Germain Holdings, Inc.
            4.79%, 4/25/06                                        49,840,333
 75,000,000 Starbird Funding Corp.
            4.67%, 4/06/06                                        74,951,354
 50,000,000 Surrey Funding Corp.
            4.555%, 4/11/06                                       49,936,736
 50,000,000 Surrey Funding Corp.
            4.595%, 4/18/06                                       49,891,507
 50,000,000 Surrey Funding Corp.
            4.72%, 4/20/06                                        49,875,444
 79,760,000 Surrey Funding Corp.
            4.59%, 5/10/06                                        79,362,961
 87,910,000 Sydney Capital Corp.
            4.87%, 6/23/06                                        86,922,942
 60,756,000 Sydney Capital Corp.
            4.92%, 7/24/06                                        59,809,422
 29,176,000 Tasman Funding, Inc.
            4.78%, 4/24/06                                        29,086,900
 50,000,000 Variable Funding Capital Corp.
            4.56%, 4/06/06                                        49,968,333
 50,000,000 Victory Receivables Corp.
            4.71%, 4/17/06                                        49,895,333
 75,878,000 Victory Receivables Corp.
            4.59%, 5/02/06                                        75,578,092
100,000,000 Windmill Funding Corp.
            4.59% - 4.60%, 4/17/06                                99,795,778
 50,000,000 Yorktown Capital LLC
            4.73%, 4/20/06                                        49,875,181
 36,172,000 Zenith Funding Corp.
            4.60%, 4/17/06                                        36,098,048
                                                               -------------
                                                               3,689,477,471
                                                               -------------
            Diversified Financial Services--4.4%
100,000,000 Austra Corp.
            4.74%, 4/20/06                                        99,749,833
100,000,000 Austra Corp.
            4.775%, 4/24/06                                       99,694,931

 PRINCIPAL
  AMOUNT                                                           VALUE
 ---------                                                     -------------
100,000,000 La Fayette Asset Securitization LLC
            4.75%, 4/17/06                                        99,788,889
 50,000,000 La Fayette Asset Securitization LLC
            4.73%, 4/18/06                                        49,888,910
                                                               -------------
                                                                 349,122,563
                                                               -------------
            Foreign Banks, Branches, & Agencies--1.2%
100,000,000 Westpac Trust Securities NZ Ltd.
            4.62%, 5/09/06                                        99,512,333
                                                               -------------
            Holding Companies--0.6%
 50,000,000 Goldman Sachs Group
            4.75%, 10/24/06                                       48,640,972
                                                               -------------
            Total Commercial Paper
            (Cost $4,186,753,339)                              4,186,753,339
                                                               -------------
            CORPORATE BONDS--18.0%
            Banks--2.1%
100,000,000 American Express Bank
            4.824%, 11/22/06 FRN                                 100,039,645
 20,500,000 M&I Bank
            4.83%, 5/26/06 FRN                                    20,501,034
 50,000,000 Mercantile Safe Deposit & Trust Co.
            4.74%, 11/20/06 FRN                                   50,000,000
                                                               -------------
                                                                 170,540,679
                                                               -------------
            Diversified Financial Services--15.9%
 50,000,000 Atlas Capital Funding Corp.
            4.641%, 8/04/06 FRN                                   49,997,086
 50,000,000 Links Finance LLC
            4.731%, 5/18/06 FRN                                   49,998,694
 50,000,000 Links Finance LLC
            4.675%, 9/12/06 FRN                                   49,996,239
 84,000,000 Morgan Stanley
            4.78%, 11/09/06 FRN                                   84,031,412
 50,000,000 Premier Asset Collaterized Entity LLC
            4.778%, 5/25/06 FRN                                   50,000,000
 50,000,000 Premier Asset Collaterized Entity LLC
            4.709%, 8/04/06 FRN                                   49,993,932
 75,000,000 Premier Asset Collaterized Entity LLC
            4.778%, 9/25/06 FRN                                   74,995,071
 50,000,000 Rathgar Capital
            4.715%, 5/22/06 FRN                                   50,000,000
100,000,000 Rathgar Capital
            4.63%, 10/10/06 FRN                                   99,994,783
100,000,000 Sedna Finance, Inc.
            4.714%, 10/23/06 FRN                                  99,997,206
 50,000,000 Sigma Finance, Inc.
            4.98%, 2/09/07                                        50,000,000
 50,000,000 Sigma Finance, Inc.
            4.98%, 2/09/07                                        50,000,000
 70,000,000 Sigma Finance, Inc.
            4.61%, 4/13/06 FRN                                    70,000,846
 20,000,000 Stanfield Victoria Funding LLC
            4.736%, 10/20/06 FRN                                  19,997,692
100,000,000 Stanfield Victoria Funding LLC

 PRINCIPAL
  AMOUNT                                                           VALUE
 ---------                                                     -------------
            4.778%, 10/25/06 FRN                                  99,993,196
 41,000,000 Tango Finance Corp.
            4.773%, 5/26/06 FRN                                   40,997,318
 33,000,000 Tango Finance Corp.
            4.735%, 6/21/06 FRN                                   32,997,942
 26,000,000 Tango Finance Corp.
            4.773%, 10/25/06 FRN                                  25,997,057
 30,000,000 Tango Finance Corp.
            4.781%, 11/01/06 FRN                                  29,998,227
 30,000,000 Whistlejacket Capital Ltd.
            4.777%, 9/29/06 FRN                                   29,996,754
 25,000,000 Whistlejacket Capital Ltd.
            4.754%, 11/22/06 FRN                                  24,998,386
 60,000,000 Whistlejacket Capital Ltd.
            4.736%, 11/27/06 FRN                                  59,993,207
 25,000,000 White Pine Finance LLC
            4.773%, 4/25/06 FRN                                   24,999,736
 50,000,000 White Pine Finance LLC
            4.704%, 10/16/06 FRN                                  49,995,474
                                                               -------------
                                                               1,268,970,258
                                                               -------------
            Total Corporate Bonds
            (Cost $1,439,510,937)                              1,439,510,937
                                                               -------------
            CERTIFICATES OF DEPOSIT--18.0%
            Banks--16.1%
 50,000,000 Barclays Bank PLC
            4.575%, 4/03/06                                       50,000,000
100,000,000 Barclays Bank PLC
            4.77%, 5/15/06                                       100,000,000
 50,000,000 Calyon, NY
            4.92%, 2/02/07                                        50,000,000
 50,000,000 Dexia Banque S.A.
            4.90%, 11/07/06                                       50,000,000
 50,000,000 Dexia Banque S.A.
            5.00%, 2/12/07                                        50,000,000
100,000,000 First Tennessee Bank
            4.61%, 4/17/06                                       100,000,000
 50,000,000 HBOS Treasury Services PLC
            4.93%, 2/06/07                                        50,000,000
 50,000,000 M&I Bank
            4.75%, 4/24/06                                        49,999,841
 50,000,000 Nordeutsche Landesbank
            4.778%, 5/26/06 FRN                                   50,000,000
 50,000,000 Royal Bank of Scotland
            4.58%, 6/05/06 FRN                                    49,998,669
 50,000,000 Societe Generale
            4.87%, 6/01/06                                        50,000,000
 50,000,000 Societe Generale
            4.96%, 2/05/07                                        50,000,000
 40,000,000 Suntrust Atlanta
            4.84%, 6/12/06 FRN                                    40,000,000
100,000,000 Svenska Handelsbanken
            4.96%, 2/07/07                                       100,000,000
 50,000,000 UBS AG
            3.895%, 6/30/06                                       50,000,602
 50,000,000 Wachovia Bank
            4.92%, 3/30/07 FRN                                    49,994,535
150,000,000 Wells Fargo Bank

 PRINCIPAL
  AMOUNT                                                            VALUE
 ---------                                                     --------------
            4.77%, 4/24/06                                        150,000,000
 50,000,000 Wilmington Trust Co.
            4.495%, 4/10/06                                        50,000,000
 50,000,000 Wilmington Trust Co.
            4.56%, 4/19/06                                         50,000,000
100,000,000 Wilmington Trust Co.
            4.71%, 5/08/06                                        100,000,000
                                                               --------------
                                                                1,289,993,647
                                                               --------------
            Diversified Financial Services--1.9%
 50,000,000 American Express Centurion Bank
            4.77%, 4/27/06                                         50,000,000
100,000,000 American Express Centurion Bank
            4.77%, 4/28/06                                        100,000,000
                                                               --------------
                                                                  150,000,000
                                                               --------------
            Total Certificates Of Deposit
            (Cost $1,439,993,647)                               1,439,993,647
                                                               --------------
            TIME DEPOSITS--7.3%
            Banks--7.3%
 88,546,000 Citibank
            4.875%, 4/03/2006                                      88,546,000
200,000,000 Societe Generale
            4.82%, 4/03/06                                        200,000,000
100,000,000 Suntrust Atlanta
            4.813%, 4/03/2006                                     100,000,000
200,000,000 Svenska Handelsbanken
            4.86%, 4/03/2006                                      200,000,000
                                                               --------------
            Total Time Deposits
            (Cost $588,546,000)                                   588,546,000
                                                               --------------
            MASTER NOTE--4.7%
375,000,000 IXIS Commercial Paper Master Note
            4.925% (Collateral - CMO, 0.00%,
            2/14/11 - 9/10/47; aggregate market value
            plus accrued interest $382,656,985)
            (Cost $375,000,000)                                   375,000,000
                                                               --------------
            Total Investments
            (Cost $8,029,803,923) (a)--100.2%                   8,029,803,923
            Liabilities in excess of other assets--(0.2%)         (18,258,852)
                                                               --------------
            Net Assets--100.0%                                 $8,011,545,071
                                                               ==============

CMO Collateralized Mortgage Obligations.
FRN Floating Rate Note. Coupon shown is in effect at March 31, 2006.
(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

See previously submitted notes to financial statements in the annual report dated December 31, 2005.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

                                                  MOODY'S
PRINCIPAL                                           /S&P    INTEREST MATURITY
 AMOUNT                                           RATINGS*    RATE     DATE      VALUE
 ------                                          ---------- -------- -------- -----------
           SHORT-TERM MUNICIPAL BONDS--98.3%
           Education--1.8%
$1,400,000 Albany, New York, Individual
           Development Agency Civic Facility
           Revenue University Albany Foundation
           Student, Series C, AMBAC Insured +
           (a)                                    Aaa/AAA    3.180%  11/01/32 $ 1,400,000
 1,000,000 New York State Dormitory Authority
           Revenue, Non State Supported Debt
           (Columbia University) (a)              Aaa/AAA    3.130    7/01/28   1,000,000
 1,000,000 New York State Dormitory Authority
           Revenue, Series A, FSA Insured +        NR/AAA    2.750    7/01/06   1,000,000
 1,000,000 New York State Dormitory Authority
           Revenue, State University Educational
           Facilities, FGIC Insured +             Aaa/AAA    5.500    5/15/06   1,003,220
                                                                              -----------
                                                                                4,403,220
                                                                              -----------
           General Obligations--10.9%
 2,000,000 Ithaca City, New York, Series A        MIG1/NR    4.250    1/17/07   2,015,749
 3,580,000 New York, New York, Series
           B2-SubSeries B-5, MBIA Insured + (a)   Aaa/AAA    3.090    8/15/11   3,580,000
 1,800,000 New York, New York, Series
           H-SubSeries H-4, AMBAC Insured, +
           (a)                                    Aaa/AAA    3.160    8/01/15   1,800,000
 3,300,000 New York, New York, Series
           H-SubSeries H-6 MBIA Insured + (a)     Aaa/AAA    3.130    8/01/12   3,300,000
   300,000 New York, New York, SubSeries A-10,
           MBIA Insured + (a)                     Aa2/AA+    3.140    8/01/17     300,000
 1,700,000 New York, New York, SubSeries A-6
           (a)                                    Aaa/AAA    3.140    8/01/19   1,700,000
 1,000,000 New York, New York, SubSeries A-9
           (a)                                    Aa2/AA+    3.160    8/01/18   1,000,000
 8,000,000 New York, New York, SubSeries C-3
           (a)                                     Aa2/AA    3.000    8/01/20   8,000,000
 1,300,000 New York, New York, SubSeries E-4
           (a)                                     Aa2/AA    3.150    8/01/22   1,300,000
   450,000 New York, New York, SubSeries E-5
           (a)                                    Aa2/AA-    3.050    8/01/17     450,000
   500,000 New York, New York, SubSeries E-5
           (a)                                    Aa2/AA+    3.050    8/01/19     500,000
   900,000 State of New York, Series A (a)        Aaa/AAA    3.150    3/13/20     900,000
 1,000,000 Suffolk County, New York, Tax
           Anticipation Notes, Series II         MIG1/SP-1+  4.500    9/07/06   1,006,198
   600,000 Town of East Hampton, New York,
           Series B                               MIG1/NR    3.500    6/01/06     600,109
                                                                              -----------
                                                                               26,452,056
                                                                              -----------

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST MATURITY
 AMOUNT                                             RATINGS*   RATE     DATE     VALUE
 ------                                             -------- -------- -------- ----------
          Healthcare--2.1%
3,000,000 New York State Dormitory Authority
          Revenue, (Mental Health), SubSeries
          D-2C, MBIA Insured + (a)                  Aaa/AAA   3.120    2/15/31  3,000,000
2,000,000 New York State Dormitory Authority
          Revenue, (Mental Health), SubSeries
          D-2F (a)                                  A2/AA-    3.120    2/15/31  2,000,000
                                                                               ----------
                                                                                5,000,000
                                                                               ----------
          Housing--12.5%
3,000,000 New York City Housing Development
          Corp. Housing Revenue, (East 17th St.),
          Series A (a)                              NR/AAA    3.180    1/01/23  3,000,000
3,000,000 New York City Housing Development
          Corp., Multi-Family Housing Revenue,
          (Marseilles Apartments) (a)                NR/AA    3.130   12/01/34  3,000,000
  900,000 New York City Housing Development
          Corp., Multi-Family Housing Revenue,
          (Tribeca Towers), Series A (a)            NR/AAA    3.180   11/15/19    900,000
3,400,000 New York State Housing Finance
          Agency Revenue, (101 West End) (a)        Aaa/NR    3.200    5/15/31  3,400,000
3,100,000 New York State Housing Finance
          Agency Revenue, (101 West End) (a)        Aaa/NR    3.200    5/15/31  3,100,000
  900,000 New York State Housing Finance
          Agency Revenue, (750 6th Ave.), Series A
          (a)                                       Aaa/NR    3.210    5/15/31    900,000
1,500,000 New York State Housing Finance
          Agency Revenue, (East 39th St.), Series A
          (a)                                       Aaa/NR    3.210   11/15/31  1,500,000
  900,000 New York State Housing Finance
          Agency Revenue, (Gethsemane
          Apartments), Series A (a)                 Aaa/NR    3.200    5/15/33    900,000
1,800,000 New York State Housing Finance
          Agency Revenue, (Normandie CT I
          Project) (a)                              Aaa/AA+   3.160    5/15/15  1,800,000
5,875,000 New York State Housing Finance
          Agency Revenue, (River Terrace
          Housing), Series A (a)                    Aaa/NR    3.160    5/15/34  5,875,000
1,000,000 New York State Housing Finance
          Agency Revenue, (Tribeca), Series A (a)   Aaa/NR    3.180   11/15/29  1,000,000
1,000,000 New York State Housing Finance
          Agency Revenue, Series A (a)              Aaa/NR    3.180    5/01/29  1,000,000
4,000,000 New York State Housing Finance
          Agency Revenue, Series I (a)              NR/AA+    3.160    3/15/31  4,000,000
                                                                               ----------
                                                                               30,375,000
                                                                               ----------
          Industrial Development Bonds--9.4%
3,800,000 Babylon, New York, Industrial
          Development Agency Resource Revenue,
          (Ogden Martin Project), FSA Insured +
          (a)                                       Aaa/AAA   3.130    1/01/19  3,800,000
5,000,000 Nassau County, New York, Industrial
          Development Agency Civic Facility
          Revenue, (Cold Spring Harbor Lab) (a)      NR/A+    3.180    1/01/34  5,000,000
  700,000 New York, New York City Industrial
          Development Agency Civic Facility

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST MATURITY
 AMOUNT                                             RATINGS*   RATE     DATE     VALUE
 ------                                             -------- -------- -------- ----------
          Revenue, (American Civil Project) (a)     Aa2/AA-   3.160    6/01/35    700,000
  700,000 New York, New York City Industrial
          Development Agency Civic Facility
          Revenue, (Lycee Francais Project), Series
          B (a)                                     Aa2/AA-   3.160    6/01/32    700,000
4,800,000 Orange County, New York, Industrial
          Development Agency Civic Facility
          Revenue, (Arden Hill Hospital)            Aaa/AAA   3.150   12/01/22  4,800,000
4,200,000 Tompkins County, New York, Industrial
          Development Agency Revenue Civic
          Facility, (Cornell University), Series A
          (a)                                       Aa1/AA+   3.130    7/01/30  4,200,000
1,500,000 Tompkins County, New York, Industrial
          Development Agency Revenue, (Ithaca
          College), XLCA Insured + (a)              Aaa/NR    3.190    7/01/34  1,500,000
2,000,000 Troy, New York, Industrial
          Development Agency Civic Facility
          Revenue, (Rensselaer Polytech), Series E
          (a)                                        A1/A+    3.170    4/01/37  2,000,000
                                                                               ----------
                                                                               22,700,000
                                                                               ----------
          Other--2.0%
2,000,000 New York City Trust for Cultural
          Resources, (Alvin Ailey Dance
          Foundation) (a)                           Aaa/AA+   3.120    7/01/33  2,000,000
2,800,000 New York City Trust for Cultural
          Resources, (American Museum of Natural
          History), Series A, MBIA Insured + (a)    Aaa/AAA   3.130    4/01/21  2,800,000
                                                                               ----------
                                                                                4,800,000
                                                                               ----------
          PreRefunded/Escrow/U.S.Guarantee--0.4%
1,000,000 New York State Dormitory Authority
          Revenue, (State University Educational
          Facities) (a)                             A3/AA-    5.500    5/15/26  1,023,281
                                                                               ----------
          Special Tax--31.4%
2,000,000 Buffalo, New York Fiscal Stability
          Authority Anticipation Notes, Series
          A-1                                       MIG1/NR   4.000    5/15/06  2,002,976
3,000,000 Metropolitan Transportation Authority,
          Dedicated Tax Fund, Series B, FSA
          Insured + (a)                             NR/AAA    3.130   11/01/22  3,000,000
4,500,000 Metropolitan Transportation Authority,
          Dedicated Tax Fund, Series D-1,
          AMBAC Insured + (a)                       NR/AAA    3.180   11/01/34  4,500,000
2,000,000 Metropolitan Transportation Authority,
          SubSeries A-2, CIFG Insured (a)           Aaa/AAA   3.130   11/01/34  2,000,000
1,500,000 Metropolitan Transportation Authority,
          SubSeries G-2 (a)                         AA2/AA    3.090   11/01/26  1,500,000
3,030,000 Municipal Assistance Corp. for New
          York City, Series E                       Aaa/AAA   6.000    7/01/06  3,049,993
1,000,000 Municipal Assistance Corp. for New
          York City, Series I                       Aaa/AAA   6.250    7/01/06  1,007,826
2,200,000 Nassau County, New York, Interim
          Finance Authority, Sales Tax Secured,

                                                    MOODY'S
PRINCIPAL                                             /S&P    INTEREST MATURITY
 AMOUNT                                             RATINGS*    RATE     DATE     VALUE
 ------                                            ---------- -------- -------- ----------
          Series B, FSA Insured + (a)               Aaa/AAA    3.110   11/15/22  2,200,000
5,000,000 New York City Transitional Finance
          Authority Revenue, Adjustable-Future
          Tax, Sector D, Series A-1 (a)             Aa1/AAA    3.140   11/15/28  5,000,000
4,600,000 New York City Transitional Finance
          Authority Revenue, Series 1, SubSeries
          1B (a)                                    Aa2/AAA    3.140   11/01/22  4,600,000
3,000,000 New York City Transitional Finance
          Authority Revenue, Series C (a)           Aa1/AAA    3.120    2/01/32  3,000,000
1,000,000 New York State Dormitory Authority
          Lease Revenue, MBIA Insured +             Aaa/AAA    4.750    7/01/06  1,003,903
5,000,000 New York State Local Government
          Assistance Corp., Series 3V, FGIC
          Insured +(a)                              Aaa/AAA    3.140    4/01/24  5,000,000
4,600,000 New York State Local Government
          Assistance Corp., Series 4V, FSA Insured
          + (a)                                     Aaa/AAA    3.140    4/01/22  4,600,000
4,000,000 New York State Local Government
          Assistance Corp., Series B (a)            Aa3/AA-    3.100    4/01/25  4,000,000
3,800,000 New York State Local Government
          Assistance Corp., Series C (a)            Aaa/AA+    3.100    4/01/25  3,800,000
6,000,000 New York State Local Government
          Assistance Corp., Series D (a)             Aa2/AA    3.120    4/01/25  6,000,000
1,000,000 New York State Local Government
          Assistance Corp., Series B                Aaa/AAA    5.500    4/01/07  1,020,507
3,685,000 New York State Local Government
          Assistance Corp., Series G (a)             Aa3/A+    3.100    4/01/25  3,685,000
6,950,000 New York State Urban Development
          Corp., State Facility and Equipment,
          SubSeries A-3-C, CIFG Insured + (a)        NR/AAA    3.170    3/15/33  6,949,999
  850,000 New York, New York City Transitional
          Finance Authority Revenue, SubSeries
          C2 (a)                                    Aa1/AAA    3.180    8/01/31    850,000
  800,000 New York, New York City Transitional
          Finance Authority, New York City
          Recovery, Series 3, SubSeries 3B          Aa2/AAA    3.040   11/01/22    800,000
  500,000 New York, New York City Transitional
          Finance Authority, New York City
          Recovery, Series 3-SubSeries 3H (a)       Aa2/AA+    3.110   11/01/22    500,000
1,000,000 New York, New York City Transitional
          Finance Authority, Series A-1             Aa1/AAA    5.000   11/01/06  1,010,209
5,000,000 Puerto Rico Commonwealth, Tax &
          Revenue Anticipation Notes               MIG1/SP-1+  4.500    7/28/06  5,021,861
                                                                                ----------
                                                                                76,102,274
                                                                                ----------
          State Appropriation--3.9%
9,500,000 Jay Street Development Corp., New
          York Courts Facility Lease Revenue,
          Series A-1 (a)                            Aaa/AA+    3.150    5/01/22  9,500,000
                                                                                ----------
          Transportation--8.6%
1,000,000 New York State Thruway Authority
          General Revenue, Series D                 Aa3/AA-    5.500    1/01/16  1,036,673
1,700,000 Niagara Falls, New York, Bridge
          Commission Toll Revenue, Series A,
          FGIC Insured + (a)                        Aaa/AAA    3.130   10/01/19  1,700,000
5,000,000 Port Authority NY and NJ Special
          Obligation Revenue, (Versatile Structure

                                                   MOODY'S
PRINCIPAL                                            /S&P   INTEREST MATURITY
 AMOUNT                                            RATINGS*   RATE     DATE     VALUE
 ------                                            -------- -------- -------- ----------
          Obligation), Series 2 (a)                 A2/A-    3.160    5/01/19  5,000,000
1,200,000 Port Authority NY and NJ Special
          Obligation Revenue, (Versatile Structure
          Obligation), Series 5 (a)                 A2/A+    3.170    8/01/24  1,200,000
2,000,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series B (a)            Aa3/AA-   3.170    1/01/33  2,000,000
1,900,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series B, AMBAC
          Insured + (a)                            Aaa/AAA   3.150    1/01/32  1,900,000
6,500,000 Triborough Bridge & Tunnel Authority,
          General Purpose, Series F (a)            Aa2/AA-   3.160   11/01/32  6,500,000
1,500,000 Triborough Bridge & Tunnel Authority,
          Special Obligation Revenue, Series C,
          FSA Insured + (a)                        Aaa/AAA   3.150    1/01/31  1,500,000
                                                                              ----------
                                                                              20,836,673
                                                                              ----------
          Utilities--15.3%
2,000,000 Erie County, Water Authority, New
          York, Water System Revenue, Series A,
          AMBAC Insured + (a)                      Aaa/AAA   3.130   12/01/16  2,000,000
1,250,000 Erie County, Water Authority, New
          York, Water System Revenue, Series B,
          AMBAC Insured + (a)                      Aaa/AAA   3.130   12/01/16  1,250,000
  795,000 Great Neck North Water Authority, New
          York, Water System Revenue, Series A,
          FGIC Insured + (a)                       Aaa/AAA   3.160    1/01/20    795,000
1,000,000 Long Island Power Authority, New York
          Electric System Revenue, Series F, FSA
          Insured + (a)                            Aaa/AAA   3.160   12/01/29  1,000,000
5,425,000 Long Island Power Authority, New York
          Electric System Revenue, Sub-Series 1A
          (a)                                      Aaa/AA+   3.160    5/01/33  5,425,000
3,950,000 Long Island Power Authority, New York
          Electric System Revenue, Sub-Series 1B
          (a)                                      Aa2/AA    3.180    5/01/33  3,950,000
  800,000 Long Island Power Authority, New York
          Electric System Revenue, Variable-Series
          E, FSA Insured + (a)                     Aaa/AAA   3.140   12/01/29    800,000
5,000,000 New York City Municipal Water
          Finance Authority, Water & Sewer
          System Revenue (a)                       Aa3/AA    3.180    6/15/32  5,000,000
4,500,000 New York State Energy Research &
          Development Authority, Pollution
          Control Revenue, (Orange & Rockland
          Project), Series A, FGIC Insured + (a)   Aaa/AAA   3.130   10/01/14  4,500,000
4,500,000 New York State Energy Research &
          Development Authority, Pollution
          Control Revenue, (Orange & Rockland
          Utilities), Series A, AMBAC Insured +
          (a)                                      Aaa/AAA   3.130    8/01/15  4,500,000
3,000,000 New York State Environmental Facility
          Corp., Solid Waste Disposal Revenue
          (a)                                      Aaa/AAA   3.160    7/01/19  3,000,000
4,900,000 Suffolk County, New York, Water
          Authority (a)                            NR/AA-    3.120    1/01/08  4,900,000
                                                                              ----------
                                                                              37,120,000
                                                                              ----------

                                                 MOODY'S
PRINCIPAL                                          /S&P   INTEREST  MATURITY
 AMOUNT                                                                         VALUE
 ------                                          RATINGS*   RATE      DATE   ------------
          Total Short-Term Municipal Bonds
          (Cost $238,312,504)                                                 238,312,504
                                                                             ------------
          COMMERCIAL PAPER--0.4%
          Education--0.4%
1,000,000 New York State Dormitory Authority
          (Mount Sinai)                           P1/A1+   3.220    5/02/06
          (Cost $1,000,000)                                                     1,000,000
                                                                             ------------

 NUMBER
OF SHARES
---------
          MONEY MARKET FUNDS--1.1%
1,604,922 Federated Prime Obligations Fund
          (Institutional Shares)                           4.60 (b)             1,604,922
1,000,000 Federated Treasury Fund (Institutional
          Shares)                                          4.46 (b)             1,000,000
                                                                             ------------
          Total Money Market Funds
          (Cost $2,604,922)                                                     2,604,922
                                                                             ------------
          Total Investments
          (Cost $241,917,426) (c)--99.8%                                      241,917,426
          Other assets less liabilities--0.2%                                     423,241
                                                                             ------------
          Net Assets--100.0%                                                 $242,340,667
                                                                             ============

AMBAC American Municipal Bond Assurance.
CIFG  CDC IXIS Financial Guaranty.
FGIC  Financial Guaranty Insurance Company.
FSA   Financial Security Assurance.
MBIA  Municipal Bond Investor Assurance.
NR    Not rated.
XLCA  XL Capital Assurance Inc.
+     Insured or guaranteed by the indicated municipal bond insurance corporation.
*     Unaudited.
(a)   Seven day or less variable rate demand note, rate shown is interest rate in effect at
      March 31, 2006. Maturity date represents ultimate maturity.
(b)   Represents annualized 7-day yield at March 31, 2006.
(c)   The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted notes to Financial Statements in annual report dated December 31, 2005.

BNY HAMILTON TREASURY MONEY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                VALUE
 ---------                                                           ------------
             UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--14.1%
             United States Treasury Bill + --4.0%
$100,000,000 4.09%, 4/20/06                                          $ 99,784,086
                                                                     ------------
             United States Treasury Notes--10.1%
  70,000,000 2.25%, 4/30/06                                            69,936,645
  30,000,000 2.50%, 5/31/06                                            29,954,158
  50,000,000 2.50%, 9/30/06                                            49,462,708
  50,000,000 2.625%, 11/15/06                                          49,372,853
  50,000,000 3.375%, 2/28/07                                           49,429,947
                                                                     ------------
                                                                      248,156,311
                                                                     ------------
             Total United States Government Agencies & Obligations
             (Cost $347,940,397)                                      347,940,397
                                                                     ------------
             REPURCHASE AGREEMENTS -- 86.2%
             Banking--86.2%
 700,000,000 Barclay's Capital 4.40%, dated 03/31/2006 due
             04/03/2006
             Repurchase price 700,256,667 (Collateral -
             TIPS, 1.875%-3.875%, 07/15/15-04/15/29; UST Bill,
             0.00%,
             09/28/06; UST Strip, 0.00%, 02/15/12;
             aggregate market value plus accrued interest
             714,000,000)                                             700,000,000
 311,431,000 Deutsche Securities 4.57%, dated 03/31/2006 due
             04/03/2006
             Repurchase price 311,549,603 (Collateral -
             UST Bill, 0.00%, 08/17/06; UST Bond, 7.625%, 02/15/25
             UST Notes, 4.50%-6.875%, 05/15/06-11/15/10;
             aggregate market value plus accrued interest
             317,660,407)                                             311,431,000
 430,000,000 Goldman Sachs 4.40%, dated 03/31/2006 due 04/03/2006
             Repurchase price 430,157,667 (Collateral -
             TIPS, 4.25%, 01/15/10; UST Note, 6.125%, 08/15/07;
             aggregate market value plus accrued interest
             438,600,877)                                             430,000,000
 685,000,000 Morgan Stanley 4.48%, dated 03/31/2006 due 04/03/2006
             Repurchase price 685,255,733 (Collateral -
             UST Bills, 0.00%, 06/29/06-09/07/06; UST Bond, 9.125%,
             05/15/18

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                         --------------
          UST Strips, 0.00%, 11/15/16-08/15/17;
          aggregate market value plus accrued interest
            698,700,208)
                                                                     685,000,000
                                                                  --------------
          Total Repurchase Agreements
          (Cost $2,126,431,000)                                    2,126,431,000
                                                                  --------------
          Total Investments
          (Cost $2,474,371,397) (a)--100.3%                        2,474,371,397
          Liabilities in excess of other assets--(0.3%)               (7,378,544)
                                                                  --------------
          Net Assets--100.0%                                      $2,466,992,853
                                                                  ==============

+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills.
TIP Treasury Inflation Protected Securities.
UST United States Treasury.
(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted Notes to Financial Statements in annual Report dated December 31, 2005.

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND

Schedule of Investments

March 31, 2006 (Unaudited)

                                                  MOODY'S
PRINCIPAL                                          /S&P    INTEREST MATURITY
 AMOUNT                                           RATINGS    RATE     DATE    VALUE
 ------                                           -------- -------- -------- --------
          MUNICIPAL BONDS--94.5%
          Arizona--4.4%
 200,000  Yavapai County Industrial Development    NR/BBB    4.90%   3/01/28 $198,982
                                                                             --------
          California--10.4%
 200,000  Golden ST Tob                            A3/A-     5.00    6/01/45  203,222
 250,000  Los Angeles County Sanitation District,
          FGIC Insured +                           NR/AAA    5.00   10/01/23  262,932
                                                                             --------
                                                                              466,154
                                                                             --------
          Florida--6.4%
 200,000  Brevard County Health Facilities
          Authority                                 A2/A     5.00    4/01/34  203,132
  80,000  Highlands County Health Facilities
          Authority                                A2/A+     5.25   11/15/28   81,406
                                                                             --------
                                                                              284,538
                                                                             --------
          Illinois--2.3%
 100,000  Ill Housing Development Authority
          Revenue                                  AA2/AA    5.60    8/01/32  102,875
                                                                             --------
          Iowa--4.5%
 200,000  Iowa Higher Education Loan Authority     NR/NR     5.25   10/01/30  200,738
                                                                             --------
          Kansas--10.1%
 200,000  Salina Kansas                            A1/NR     5.00   10/01/36  203,784
 100,000  Sedgwick & Shawnee Counties KS,          AAA/NR    5.75   12/01/37  106,081
          GNMA/FNMA Insured +
 135,000  Sedgwick & Shawnee Counties KS,          AAA/NR    5.75   12/01/37  143,898
                                                                             --------
          GNMA/FNMA Insured +                                                 453,763
                                                                             --------
          Massachusetts--9.6%
 200,000  Massachusetts Bay Transportation        AAA/AAA    5.50    7/01/27  230,760
 200,000  Massachusetts Health & Education        Baa2/BBB   5.00    7/01/33  197,928
                                                                             --------
                                                                              428,688
                                                                             --------
          Mississippi--5.4%
 200,000  Lowndes County Solid Waste
          Disposal                                  A2/A     6.80    4/01/22  240,440
                                                                             --------

                                                          MOODY'S
PRINCIPAL                                                  /S&P    INTEREST MATURITY
 AMOUNT                                                   RATINGS    RATE     DATE      VALUE
 ------                                                  --------- -------- -------- ----------
          New Jersey--2.4%
 100,000  Tobacco Settlement Financing Corp.             Baa3/BBB    6.13    6/01/42    105,249
                                                                                     ----------
          New Mexico--4.5%
 200,000  Farmington Pollution Control Revenue           BAA2/BBB    4.88    4/01/33    199,256
                                                                                     ----------
          New York--4.6%
 200,000  Long Island Power Authority Electrical
          System Revenue                                   A3/A-     5.00   12/01/35    206,426
                                                                                     ----------
          Puerto Rico--10.1%
 250,000  Puerto Rico Highway & Transportation           Baa2/BBB+   5.00    7/01/42    251,492
 200,000  Puerto Rico Industrial Tourist                  NR/BBB-    5.00    3/01/36    201,236
                                                                                     ----------
          Educational Medical                                                           452,728
                                                                                     ----------
          South Carolina--2.5%
 100,000  Tobacco Settlement Revenue
                                                         BAA3/BBB    6.38    5/15/30    111,316
                                                                                     ----------
          Tennessee--4.7%
 200,000  Johnson City Health & Educational
          Facilities                                     BAA2/BBB    5.50    7/01/36    208,498
                                                                                     ----------
          Texas--4.7%
 200,000  Gulf Coast Waste Disposal
                                                         BAA3/BBB    6.10    8/01/24    211,024
                                                                                     ----------
          West Virginia--3.3%
 150,000  Monongalia County Building
          Commission Hospital                              NR/A-     5.00    7/01/30    148,739
                                                                                     ----------
          Wisconsin--4.6%
 200,000  Wisconsin Health & Educational
          Facilities Authority                             NR/NR     5.38    2/15/34    207,020
                                                                                     ----------
          Total Municipal Bonds
          (Cost $4,229,502)                                                           4,226,434
                                                                                     ----------
          TAX-EXEMPT MONEY MARKET FUND--21.1%
 946,283  BNY Hamilton New York Tax-Exempt
          Money Fund (Hamilton Shares) 2.92% (a)
          (Cost $946,284)                                                               946,283
                                                                                     ----------
          Total Investments
          (Cost $5,175,786)(b)--115.6%                                                5,172,717
          Liabilities in excess of other assets--(15.6%)                               (697,556)
                                                                                     ----------
          Net Assets--100.0%                                                         $4,475,161
                                                                                     ==========

FGIC  Financial Guaranty Insurance Company.
FNMA  Federal National Mortgage Association
GNMA  GovernmentNational Mortgage Association.
NR    Not Rated.
*     Unaudited.

+   Insured or guaranteed by the indicated municipal bond insurance corporation.
(a) Represents annualized 7 day yield at March 31, 2006.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized depreciation was $3,069 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $9,356 and aggregate gross unrealized depreciation of $12,425.

BNY Hamilton Municipal Enhanced Yield Fund's inception date is January 3, 2006.

Item 2. Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as sub-administrator and distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Bisys on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY HAMILTON FUNDS, INC.

By: /s/ Kevin J. Bannon
    ---------------------------------
    Kevin J. Bannon
    President and Principal Executive
    Officer

Date: May 26, 2006

By: /s/ Guy Nordahl
    ---------------------------------
    Guy Nordahl
    Treasurer and Principal Financial
    Officer

Date: May 26, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin J. Bannon
    ---------------------------------
    Kevin J. Bannon
    President and Principal Executive
    Officer

Date: May 26, 2006

By: /s/ Guy Nordahl
    ---------------------------------
    Guy Nordahl
    Treasurer and Principal Financial
    Officer

Date: May 26, 2006